                                                                Valic Company II
                                                                   Annual Report

                                                                 August 31, 2002

               VALIC COMPANY II - ANNUAL REPORT AUGUST 31, 2002



TABLE OF CONTENTS

                    Chairman's Letter...................  1
                    Schedules of Investments
                    International Growth II Fund........  3
                    Capital Appreciation Fund...........  6
                    Mid Cap Growth Fund.................  8
                    Small Cap Growth Fund............... 11
                    Large Cap Value Fund................ 14
                    Mid Cap Value Fund.................. 17
                    Small Cap Value Fund................ 20
                    Socially Responsible Fund........... 24
                    High Yield Bond Fund................ 28
                    Strategic Bond Fund................. 34
                    Core Bond Fund...................... 40
                    Money Market II Fund................ 44
                    Aggressive Growth Lifestyle Fund.... 46
                    Moderate Growth Lifestyle Fund...... 48
                    Conservative Growth Lifestyle Fund.. 50
                    Statements of Assets and Liabilities 51
                    Statements of Operations............ 53
                    Statements of Changes in Net Assets. 55
                    Notes to Financial Statements....... 58
                    Financial Highlights................ 65
                    Report of Independent Auditors...... 70
                    Trustee Information................. 71

--------------------------------------------------------------------------------

                                                                             1
           A SPECIAL MESSAGE FROM THE CHAIRMAN OF VALIC COMPANY II



Dear Valued Investor:

Economic activity, global events and corporate scandals all had a significant influence on your investment returns during the twelve-month period ending August 31, 2002. A number of factors, including the horrific events of September 11, the initiation of the war on terrorism, corporate accounting scandals, and the first recession in a decade, kept economic growth subdued at a rate of less than 1%.

While the sluggish economy has favored Treasury bond investors, it is an extremely challenging environment for stock investors. The overall market, as measured by the S&P 500 Index, showed a return of -17.99% for the year ending August 31, 2002. On July 23, 2002, the S&P 500 hit a twelve-month low of 797.70, a number the S&P 500 had not seen since 1997. Moreover, the S&P 500 is headed for its third consecutive year of negative annual returns.

Despite dismal market conditions, economic factors, such as low interest rates, low inflation and positive consumer spending, decrease the likelihood of the economy heading for another recession. However, with businesses remaining reluctant to increase their capital expenditures, a big acceleration of economic growth is not likely. Overall, the economy appears to be positioned for a slow, steady recovery.

As for investment strategies during these uncertain times, we continue to stress the importance of a broad, diversified investment portfolio. The events of the last twelve months demonstrate that the basic, time-tested strategies of asset allocation and maintaining a long-term perspective may help you endure the market's ups and downs and meet your financial goals. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company II, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

In addition to portfolio diversification, there are two things to always keep in mind when investing. First, after determining your risk tolerance and investment goals, stick with a plan. You should not shift your time horizon based on the market. There is a temptation to sell when a stock price starts to slide. If your time horizon is twenty years, you should ask yourself "Do I no longer have confidence in this stock in the long-run, such as the next five years" before you consider selling. Second, buy low and sell high. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Again, select a portfolio that is appropriate for your needs and adjust only as those needs change or reallocate as necessary due to market conditions. I recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

The following pages provide you with important performance information for each fund, the investment viewpoints of the portfolio manager, and insights on factors affecting the fund's performance.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                Sincerely,
                                /s/ Robert Condon
                                Robert P. Condon, Chairman
                                VALIC Company II

--------------------------------------------------------------------------------

2
                                                                August 31, 2002
                         INTERNATIONAL GROWTH II FUND



                       Average Annual Total Return/(a)/
                       ---------------------------------
                        1 Year  3 Years Since Inception*
                       ---------------------------------
                       (12.91%) (4.93%)      0.59%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment
                                                        Salomon Smith
           International    Morgan Stanley Capital      Barney Primary
           Growth Fund II  International EAFE Index      Market Index
           --------------  -------------------------  -------------------
 9/21/98     $10,000.00           $10,000.00                10,000.00
12/31/98      11,199.58            12,296.61                12,077.89
 8/31/99                                                    13,142.41
12/31/99      17,548.89            15,612.35                15,038.22
 8/30/00                                                    15,331.76
12/29/00      14,710.42            13,400.36                13,617.53
 8/30/01                                                    11,299.50
12/31/01      11,922.11            10,526.97                11,289.77
 8/31/02      10,234.13             9,312.68                 9,471.43

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

Effective January 1, 2002 the Fund selected the Morgan Stanley Capital International(R) Europe, Australasia, Far East index ("MSCI EAFE") as its benchmark.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                   1. Total Fina Elf SA, Class B........ 4.44%
                   2. Vodafone Group, PLC............... 3.24%
                   3. ING Groep NV...................... 3.23%
                   4. Shell Transport & Trading Co., PLC 2.98%
                   5. Samsung Electronics Co., Ltd. GDR. 2.96%
                   6. NTT DoCoMo, Inc................... 2.83%
                   7. Toyota Motor Corp................. 2.75%
                   8. Nestle SA......................... 2.47%
                   9. Sanofi-Synthelabo SA.............. 2.36%
                  10. Novartis AG....................... 2.30%

MANAGEMENT OVERVIEW
A discussion with Putnam Investment Management, LLC
(Prior to January 1, 2002, Thomas, Siegel & Walmsley, Inc. served as sub-adviser.)

How did the Fund perform for the period relative to its benchmark?
Your International Growth II Fund trailed the MSCI EAFE Index, which declined 11.5% in U.S. dollar terms in the annual period (September 1, 2001 through August 31, 2002).

What were the dominant portfolio themes?
Your Fund's annual period (September 1, 2001 through August 31, 2002), was a difficult time for international equity markets as it included recovery from the September 11 terrorist attacks. Although the attacks caused massive disruption to international equities, the markets proved remarkably resilient in the fourth quarter of 2001. Against a backdrop of U.S. military victories in Afghanistan, falling oil prices and central bank easing, there were faint signs that the U.S. economy might be nearing its bottom and equities appeared to recover with unexpected speed toward year-end. Unfortunately, the market recovery stalled due to global economic uncertainty, a lack of equity-market momentum, and the scarcity of broad investment themes. International equity markets began 2002 in the grip of a recession and beset by accounting issues, bankruptcies, and expectations of weak earnings. Markets were volatile as investors reacted to good and bad news.

The international equity markets recovery was then further delayed as the primary focus for investors' apprehension shifted from the health of the global economy to the reliability of corporate bookkeeping and financial reporting. By the end of the portfolio's annual period (August 31, 2002), the markets finally seemed to be shrugging off corporate scandals but continued fears of weak economic conditions around the globe weighed on investors. Equity markets concluded the period relatively flat.

Which holdings most enhanced the portfolio's holdings?
Our top-performing individual security, on a relative basis, was Samsung Electronics, a South Korean electronics manufacturer that enjoyed robust advances during the period. Other individual contributors included energy companies Shell Transport & Trading (United Kingdom) and Total Fina Elf (France) and auto-makers BMW (Germany) and Toyota (Japan). Late in the annual period, utilities were the top-performing sector in the index; our overweights to Hong Kong Electric and Tokyo Gas all added value. Several banks also added to results including Danske Bank (Denmark), Societe Generale (France) and Allied Irish Bank.

Were there any disappointments in the portfolio?
Significant detractors in the portfolio were AstraZeneca, which fell on patent concerns for its leading drug. Insurance stocks Munich Re and Allianz, which lost ground both following the September 11 attacks as the entire sector was dragged lower amid investor fears, and more recently, based on worries of capital market exposure.

In early 2002, Elan Corp., an Irish pharmaceutical company, was our biggest detractor from performance. The company's stock was severely punished amid questions of accounting irregularities. Other losers in the portfolio included Ericsson, a Swedish communication equipment company that lost ground following reports of declining demand for mobile phones; and News Corp., an Australian media company, which fell on weaker-than-expected profits. Advertisers WPP Group and Havas, fell amid continued weakness in advertising spending -- negatively impacting relative performance.

What is your outlook for the next fiscal period?
After the punishing declines of July, August's flat returns were a welcome relief. Fears of a double-dip recession in the United States and deceptive financial reporting were both addressed. Central banks left interest rates unchanged, but indicated a willingness to act quickly if a second economic dip appeared imminent. And legislation in the United States designed to restore investor confidence in corporate reporting went into effect.

European equity markets eked out a slight gain in late summer, led by advances in the communications services and utilities sectors. The incipient economic recovery in Europe grew slightly more tenuous with the release of a disappointing IFO survey of German business confidence. But stocks had enough strength to move up from July's oversold levels.

Late in the annual period, emerging-markets equities turned in a positive performance with advances in all regions except Asia. IMF loans diminished the risk of a Brazilian default, boosting Brazil's equity market and, indeed, the entire emerging-markets sector as the period ended.

Recent equity market decline does not point to a cooling in global economic rebound. Quite the contrary, we expect a continuation of economic growth in coming months, as well as a more balanced global economy overall. Along with lower stock prices and an improving corporate profits picture, low interest rates provide a supportive environment for equity valuations.

We maintain a solid mix of defensive positions while adding to areas that we believe will benefit from an economic turnaround in 2002. We continue to position the portfolio for a moderately paced global economic recovery. We believe Japan will be excluded from the global economic recovery and we remain underweight to the Japanese equity market. Its first-quarter equity rally was fueled by global exporters, which benefited from yen strength. In Europe, we favor France and Sweden while underweighting the United Kingdom. We also believe select emerging-market equities offer less expensive opportunities to benefit from a global recovery.

In response to the period of dollar weakness that we expect will persist for the next few years, we are seeking companies with less susceptibility to currency fluctuations. For example, many auto-makers have manufacturing sites in multiple countries, so they are not tied to a single currency. Likewise, luxury-goods makers are less vulnerable, given their higher margins.

As always, we are focused on countries and sectors that we believe will provide our clients with the best appreciation potential while remaining cognizant of downside volatility.

--------------------------------------------------------------------------------

                                                                             3
            INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS
August 31, 2002


  NUMBER                                              MARKET
 OF SHARES                                            VALUE
----------------------------------------------------------------
               COMMON STOCK - 94.91%
               ADVERTISING - 1.08%
    1,090      ASATSU-DK, Inc..................... $      20,655
   12,684      Havas SA...........................        55,357
   33,752      WPP Group, PLC.....................       248,669
                                                   -------------
                                                         324,681
                                                   -------------
               AEROSPACE/DEFENSE - 0.26%
   16,810      BAE Systems, PLC...................        79,617
                                                   -------------
               APPAREL & PRODUCTS - 0.82%
    2,762      Gucci Group NV.....................       248,028
                                                   -------------
               AUTOMOTIVE - 4.79%
    7,558      Bayerische Motoren Werke AG........       285,678
    6,000      Honda Motor Co.....................       253,674
    1,680      PSA Peugoet Citroen................        75,166
    7,400/(1)/ TI Automotive, Ltd.................             -
   33,500      Toyota Motor Corp..................       828,084
                                                   -------------
                                                       1,442,602
                                                   -------------
               BANKS - 9.83%
    3,894      Allied Irish Banks (Dublin)........        50,411
   13,363      Allied Irish Banks (London)........       172,079
    6,000      Bank of Ireland....................        70,143
   21,400      Barclays, PLC......................       153,690
    7,364      BNP Paribas SA.....................       343,490
   17,555      Danske Bank........................       308,399
   13,000      DBS Group Holdings.................        88,408
   25,042      HSBC Holdings, PLC (GBP)...........       285,080
    9,200      HSBC Holdings, PLC (HKD)...........       104,386
      504      Julius Baer Holding, Ltd...........       116,377
    2,600 +    Kookmin Bank ADR...................       121,680
    3,600      National Bank of Canada............        68,008
   20,000      Oversea-Chinese Banking Corp., Ltd.       123,439
   21,964      Sanpaolo IMI SpA...................       182,454
    3,770      Societe Generale, Class A..........       223,510
   10,946      Svenska Handelsbanken AB, Series A.       152,008
    5,720 +    UBS AG.............................       269,495
   17,000      United Overseas Bank, Ltd..........       128,240
                                                   -------------
                                                       2,961,297
                                                   -------------
               BEVERAGES - 2.10%
    6,185      Companhia De Bebidas Das Amers ADR.        86,590
   19,605      Diageo, PLC........................       237,295
    2,200      Fomento Economico Mexicano ADR.....        82,874
   31,786      SABMiller, PLC.....................       224,345
                                                   -------------
                                                         631,104
                                                   -------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            BROADCASTING - 0.67%
   15,100   Mediaset SPA............................ $     104,109
    4,723   Societe Television Francaise 1..........        96,301
                                                     -------------
                                                           200,410
                                                     -------------
            BUILDING MATERIALS - 3.88%
    9,439   Bouygues SA.............................       233,747
    6,322   Cemex SA ADR............................       148,883
    1,960   Cie de Saint-Gobain.....................        58,629
   17,484   CRH, PLC................................       249,495
    1,009   Holcim, Ltd.............................       187,599
    3,115   Lafarge SA..............................       288,242
    1,000   Matsushita Electric Works...............         5,980
                                                     -------------
                                                         1,172,575
                                                     -------------
            CHEMICAL - 2.65%
    5,348   Akzo Nobel NV...........................       199,417
    9,097   BASF AG.................................       375,076
    3,116   CIBA Specialty Chemicals Holding, Inc...       223,224
                                                     -------------
                                                           797,717
                                                     -------------
            COMMERCIAL SERVICES - 1.83%
   32,820 + ABB, Ltd................................       179,344
   15,500   Brambles Industries, Ltd................        59,041
   25,900   Brambles Industries, PLC................        94,107
    5,154   Securitas AB............................        80,075
   12,203   Smiths Group, PLC.......................       137,881
                                                     -------------
                                                           550,448
                                                     -------------
            DRUGS - 9.21%
   21,694   AstraZeneca, PLC........................       611,791
   33,824   GlaxoSmithKline, PLC....................       636,610
   17,086   Novartis AG.............................       693,414
   11,845   Sanofi-Synthelabo SA....................       710,379
    1,850   Teva Pharmaceutical Industries, Ltd. ADR       120,936
                                                     -------------
                                                         2,773,130
                                                     -------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 3.40%
      300   Advantest Corp..........................        14,452
   13,000   Canon, Inc..............................       444,519
   45,800   Dixons Group, PLC.......................       116,259
    7,342   Philips Electronics NV..................       146,894
    6,900   Sony Corp...............................       300,442
                                                     -------------
                                                         1,022,566
                                                     -------------

 NUMBER                                     MARKET
OF SHARES                                   VALUE
------------------------------------------------------
          FINANCIAL SERVICES - 1.37%
    3,000 Acom Co., Ltd................. $     176,612
   27,500 Nikko Securities Co., Ltd.....       114,646
    1,700 ORIX Corp.....................       120,697
                                         -------------
                                               411,955
                                         -------------
          FOODS - 1.06%
   27,368 Cadbury Schweppes, PLC........       198,140
   23,974 Compass Group, PLC............       121,896
                                         -------------
                                               320,036
                                         -------------
          FREIGHT - 1.00%
   12,400 Deutsche Post AG..............       135,112
    8,489 TPG NV........................       167,428
                                         -------------
                                               302,540
                                         -------------
          HOUSEHOLD PRODUCTS - 1.14%
   15,000 KAO Corp......................       342,991
                                         -------------
          INFORMATION PROCESSING -
          SERVICES - 0.34%
    6,700 TietoEnator Oyj...............       103,165
                                         -------------
          INSURANCE - 2.64%
    2,800 Ace, Ltd......................        89,068
    3,069 Munchener Ruckversicherungs -
           Gesellschaft AG..............       558,912
    2,000 XL Capital, Ltd., Class A.....       147,220
                                         -------------
                                               795,200
                                         -------------
          INSURANCE - MULTILINE - 3.59%
   44,552 ING Groep NV..................       972,637
    5,980 Sun Life Financial Services of
           Canada, Inc..................       107,635
                                         -------------
                                             1,080,272
                                         -------------
          LEISURE AND TOURISM - 1.20%
    3,827 Accor SA......................       133,243
   28,000 Ladbroke Group, PLC...........        82,776
    1,200 Nintendo Co., Ltd.............       144,928
                                         -------------
                                               360,947
                                         -------------
          MACHINERY - 0.52%
    6,727 Sandvik AB....................       156,056
                                         -------------
          MEDICAL TECHNOLOGY - 0.19%
      107 Synthes-Stratec, Inc..........        58,541
                                         -------------

--------------------------------------------------------------------------------

4
                                                                August 31, 2002
     INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
            METALS - 2.21%
   23,671   BHP Billiton....................... $     111,746
   33,416   BHP, Ltd...........................       167,324
    2,300+  Companhia Vale Do Rio Doce ADR.....        56,476
    2,300   Companhia Vale Do Rio Doce SP - ADR        53,475
    4,900   POSCO ADR..........................       110,071
    5,800   Rio Tinto, Ltd.....................       104,661
    3,468   Rio Tinto, PLC.....................        60,871
                                                -------------
                                                      664,624
                                                -------------
            MISCELLANEOUS - 0.99%
    7,000   Fuji Photo Film Co., Ltd...........       213,416
    6,000   Olympus Optical Co., Ltd...........        85,451
                                                -------------
                                                      298,867
                                                -------------
            MULTIMEDIA - 1.28%
   17,100   Carlton Communications, PLC........        38,973
   16,100   News Corp, Ltd. ADR................       346,150
                                                -------------
                                                      385,123
                                                -------------
            OIL AND GAS - 9.08%
   11,230   Petroleo Brasileiro SA ADR.........       179,118
  133,837   Shell Transport & Trading Co., PLC.       898,008
    7,362   Suncor Energy, Inc.................       132,983
   66,000   Tokyo Gas Co., Ltd.................       187,881
    9,370   TotalFinaElf SA, Class B...........     1,336,172
                                                -------------
                                                    2,734,162
                                                -------------
            PAPER/FOREST PRODUCTS - 0.58%
   11,500   Abitibi Consolidated Inc...........        86,634
    7,978   Stora Enso Oyj.....................        88,103
                                                -------------
                                                      174,737
                                                -------------
            PUBLISHING - 0.95%
    3,800   Reed Elsevier NV...................        48,188
   14,560   Reed Elsevier, PLC.................       130,032
    8,000   Singapore Press Holdings, Ltd......        89,608
    2,000   Toppan Printing Co.................        17,956
                                                -------------
                                                      285,784
                                                -------------
            RAILROAD - 0.27%
       17   East Japan Railway Co..............        81,610
                                                -------------
            RAILROADS & EQUIPMENT - 0.43%
    2,958   Canadian National Railway Co.......       129,090
                                                -------------

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
             REAL ESTATE - 0.64%
   26,800    Cheung Kong Holdings............. $     191,554
                                               -------------
             RETAIL - 5.07%
    5,689    Metro AG.........................       144,509
    3,463    Nestle SA........................       743,093
    9,989    Richemont Cie Finance............       188,051
    2,633    Swatch Group AG..................        41,322
    1,247    Swatch Group AG, Class B.........        92,864
   96,406    Tesco, PLC.......................       315,594
                                               -------------
                                                   1,525,433
                                               -------------
             SECURITIES RELATED - 0.75%
   36,321    Investor AB......................       226,108
                                               -------------
             SEMICONDUCTORS - 3.27%
      700    Rohm Co., Ltd....................        95,389
    6,449 +* Samsung Electronics Co., Ltd. GDR       889,962
                                               -------------
                                                     985,351
                                               -------------
             TELECOMMUNICATIONS - 10.54%
   85,716    Ericsson B.......................        65,218
   19,629    KT Corp. ADR.....................       445,775
   20,150    Nokia Oyj........................       269,160
      401    NTT DoCoMo, Inc..................       851,072
   12,056    Portugal Telecom, SGPS SA........        77,920
    9,456    SK Telecom Co., Ltd. ADR.........       205,762
   32,250    Telecom Italia Mobile SpA........       149,922
  173,521 +  Telefonaktiebolaget LM Ericsson,
              Class B.........................       132,026
  609,209    Vodafone Group, PLC..............       975,937
                                               -------------
                                                   3,172,792
                                               -------------
             TOBACCO - 0.93%
    4,703    Altadis SA.......................       106,041
   13,340    British American Tobacco, PLC....       155,064
    2,700 +* Korea Tobacco & Ginseng Corp. GDR        18,813
                                               -------------
                                                     279,918
                                               -------------
             UTILITIES - COMMUNICATION - 0.94%
   14,140    Telecom Italia SpA RNC...........        75,718
    7,015    Telefonos de Mexico SA de CV ADR.       207,855
                                               -------------
                                                     283,573
                                               -------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
           UTILITIES - ELECTRIC - 2.65%
    41,500 Hong Kong Electric Holdings, Ltd........ $     161,746
    12,525 Iberdrola SA............................       161,533
    23,645 Korea Electric Power Corp. ADR..........       236,450
    41,723 Scottish Power, PLC.....................       237,650
                                                    -------------
                                                          797,379
                                                    -------------
           UTILITIES - GAS, DISTRIBUTION - 0.00%
       200 Hong Kong & China Gas Co., Ltd..........           267
                                                    -------------
           WATER SERVICES - 0.76%
     9,235 Vivendi Environnement...................       227,880
                                                    -------------
           TOTAL COMMON STOCK
           (Cost $32,223,168)......................    28,580,130
                                                    -------------
   PAR
  VALUE
----------
           SHORT-TERM INVESTMENTS - 5.32%
           REPURCHASE AGREEMENT
$1,603,000 Agreement with Merrill Lynch, bearing
            interest at 1.80%, dated 08/30/2002,
            to be repurchased 09/03/2002 in the
            amount of $1,603,321 and
            collateralized by $1,375,000 of Federal
            National Mortgage Association
            Collateralized Mortgage Obligations
            bearing interest at 7.25%, due
            04/25/2007 and having an
            approximate value of $1,636,445
             (Cost $1,603,000).....................     1,603,000
                                                    -------------
           TOTAL INVESTMENTS
           (Cost $33,826,168) - 100.23%............    30,183,130
                                                    -------------
           Other assets and liabilities,
             net - (0.23)%.........................       (68,760)
                                                    -------------
           NET ASSETS - 100%....................... $  30,114,370
                                                    -------------
           * Securities exempt from registration
            under Rule 144A of the Securities Act
            of 1933. These securities may be sold
            in transactions exempt from
            registration, normally to qualified
            institutional buyers. At August 31,
            2002 the aggregate value of these
            securities was $908,775, representing
            3.02% of total net assets
           + Non-income producing
           ADR - American Depository Receipt
           GDR - Global Depository Receipt
           /(1)/ Fair valued security--See Note 2

--------------------------------------------------------------------------------

                                                                             5
                          CAPITAL APPRECIATION FUND
August 31, 2002



                        Average Annual Total Return/(a)/
                       ----------------------------------
                        1 Year  3 Years  Since Inception*
                       ----------------------------------
                       (26.34%) (19.37%)     (7.87%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.


                                    [CHART]

Growth of $10,000 Investment

          Capital Appreciation Fund  Russell 1000 Growth Index
          -------------------------  -------------------------
 9/21/98         $10,000.00                $10,000.00
12/31/98          12,300.23                 12,628.60
 8/31/99
12/31/99          16,659.65                 16,816.11
 8/31/00
12/29/00          12,890.16                 13,045.10
 8/31/01
12/31/01          10,124.22                 10,380.91
 8/31/02           7,239.31                  7,795.19

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                  1. Microsoft Corp. .................... 4.80%
                  2. Pfizer, Inc......................... 4.70%
                  3. Viacom, Inc., Class B............... 3.97%
                  4. General Electric Co................. 3.17%
                  5. Johnson & Johnson................... 3.05%
                  6. Medtronic, Inc...................... 2.85%
                  7. Intel Corp.......................... 2.79%
                  8. United Parcel Service, Inc., Class B 2.78%
                  9. Wells Fargo & Co. .................. 2.70%
                 10. Bank of America Corp................ 2.61%

MANAGEMENT OVERVIEW
A discussion with Credit Suisse Asset Management, LLC
(Prior to January 1, 2002, Goldman Sachs Asset Management served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund had a loss of (26.34%), vs. a decline of (22.17%) for the Russell 1000 Growth Index.

What were the dominant portfolio themes?
The twelve months period was a very difficult one for the U.S. stock market. Stocks plunged in the immediate aftermath of September 11, then rallied thanks to an improving liquidity and interest-rate backdrop. A rebound in the U.S. economy also aided stocks. However, the market struggled in April and May and then fell sharply in June and July (with some stabilization in August). Investors appeared to be increasingly concerned about the sustainability of the economy's growth, lackluster profits, geopolitical tensions and a decreased confidence in corporate managements and Wall Street analysts.

We favored the cyclically oriented media sector. Representative holdings as of August 31 included Viacom. We also favored certain retail stocks. With regard to technology, we ended the period with a slight underweighting. In the financial-services sector, we continued to own companies that we believe have positive business fundamentals.

In the producer durables area we continued to favor higher-quality industrial concerns. Holdings include General Electric and Danaher.

Which portfolio holdings most enhanced the Fund's performance?
Stocks that helped the Fund included its auto & transportation holdings.

Were there any disappointments in the Fund?
Stocks that contributed negatively to the Fund's return included its consumer discretionary, healthcare and utilities holdings.

What is your outlook for the next fiscal period?
Looking ahead, we believe that the market is generally undervalued at this point, though we expect it to remain quite volatile (both on the up and down sides) over the next few months at least. But we are hopeful that the market can eventually begin a more even, albeit potentially subdued, recovery. We think that stocks should regain their footing as third-quarter earnings releases show improvements in both the quantity and quality of earnings.

Within this environment, we intend to maintain a mix of what we deem to be "stable growers" (e.g., Pfizer) and more cyclical growth names (e.g., Microsoft).

The cyclically oriented sectors we continue to favor included media, where we believe advertising revenues are gradually improving within the TV, radio and newspaper industries. We also favor certain retail stocks, though we are carefully monitoring the potential for a drop-off in consumer spending.

We are not overly optimistic for the technology sector's intermediate-term prospects, but we believe that certain names should benefit as corporate profits begin to improve and companies upgrade their systems. We also believe that technology companies will be aided in the fourth quarter from accelerated depreciation benefits contained in the economic stimulus package.
Now that it appears the Federal Reserve is in no hurry to raise interest rates, we may increase our weighting in the financial services sector going forward.

Elsewhere of note, in the producer durables area we continue to favor higher-quality industrial concerns that are exposed to economic recovery and that may benefit from a weaker dollar. We like the defensive characteristic of the consumer staples sector, but believe it has become fairly fully priced. We intend to maintain a bias here toward food & beverage companies, which also stand to benefit from a weaker dollar. Finally, in the energy segment, we expect to maintain a small position in the oil-services industry.


--------------------------------------------------------------------------------

6
                                                                August 31, 2002
             CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS



 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            COMMON STOCK - 96.17%
            ADVERTISING - 1.59%
    7,200   Omnicom Group, Inc..................... $     435,600
                                                    -------------
            AEROSPACE/DEFENSE - 1.69%
    7,800   United Technologies Corp...............       463,242
                                                    -------------
            AUTOMOTIVE - 2.50%
   11,400   Danaher Corp...........................       685,710
                                                    -------------
            BANKS - 5.96%
   10,200   Bank of America Corp...................       714,816
    5,300   Charter One Financial, Inc.............       178,610
   14,200   Wells Fargo & Co.......................       741,098
                                                    -------------
                                                        1,634,524
                                                    -------------
            BEVERAGES - 5.10%
   13,200   Anheuser-Busch Cos, Inc................       701,712
    7,300   Pepsi Bottling Group, Inc..............       213,160
   12,200   PepsiCo, Inc...........................       482,510
                                                    -------------
                                                        1,397,382
                                                    -------------
            BROADCASTING - 5.79%
  16,600  + Clear Channel Communications, Inc......       567,388
   16,100 + Comcast Corp., Class A.................       383,663
   17,000 + Fox Entertainment Group, Inc., Class A.       379,610
   18,500 + Liberty Media Corp.....................       154,660
    4,300 + Univision Communications, Inc., Class A       100,190
                                                    -------------
                                                        1,585,511
                                                    -------------
            COMMERCIAL SERVICES - 2.78%
   11,900   United Parcel Service, Inc., Class B...       760,529
                                                    -------------
            CONGLOMERATES - 4.72%
   28,800   General Electric Co....................       868,320
   27,100   Tyco International, Ltd................       425,199
                                                    -------------
                                                        1,293,519
                                                    -------------
            DRUGS - 9.67%
    8,800 + Gilead Sciences, Inc...................       282,304
   15,600 + King Pharmaceuticals, Inc..............       332,436
    8,700 + MedImmune, Inc.........................       223,242
   38,975   Pfizer, Inc............................     1,289,293
   12,200   Wyeth..................................       522,160
                                                    -------------
                                                        2,649,435
                                                    -------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 0.38%
    7,800 + Agilent Technologies, Inc..............       104,754
                                                    -------------
            FINANCE COMPANIES - 1.84%
    5,500   SLM Corp...............................       504,075
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
            FINANCIAL SERVICES - 1.40%
    6,000   Freddie Mac...................... $     384,600
                                              -------------
            HEALTHCARE - 4.55%
    8,800   HCA, Inc.........................       409,640
   15,400   Johnson & Johnson................       836,374
                                              -------------
                                                  1,246,014
                                              -------------
            HOSPITAL SUPPLIES - 4.80%
   14,700   Baxter International, Inc........       533,463
   19,000   Medtronic, Inc...................       782,420
                                              -------------
                                                  1,315,883
                                              -------------
            HOUSEHOLD PRODUCTS - 1.26%
   11,500   Estee Lauder Cos., Inc...........       344,425
                                              -------------
            INFORMATION PROCESSING -
            HARDWARE - 1.60%
   16,500 + Dell Computer Corp...............       439,065
                                              -------------
            INFORMATION PROCESSING -
            SOFTWARE - 6.64%
    9,500 + Intuit, Inc......................       423,985
   26,800 + Microsoft Corp...................     1,315,344
    4,200   SAP AG ADR.......................        80,850
                                              -------------
                                                  1,820,179
                                              -------------
            INSURANCE - 2.05%
      230 + Berkshire Hathaway, Inc., Class B       561,200
                                              -------------
            LEISURE AND TOURISM - 2.10%
    9,200   Carnival Corp., Class A..........       225,124
    9,800   Wendy's International, Inc.......       349,958
                                              -------------
                                                    575,082
                                              -------------
            MEDICAL TECHNOLOGY - 4.44%
   17,100   Biomet, Inc......................       459,306
   11,600 + Genentech, Inc...................       380,364
    9,400 + IDEC Pharmaceuticals Corp........       377,692
                                              -------------
                                                  1,217,362
                                              -------------
            MULTIMEDIA - 6.76%
   34,050 + AOL Time Warner, Inc.............       430,733
    4,400   Gannett Co., Inc.................       334,224
   26,742 + Viacom, Inc., Class B............     1,088,399
                                              -------------
                                                  1,853,356
                                              -------------
            OIL AND GAS - 1.08%
    5,600   Transocean, Inc..................       137,200
    3,900 + Weatherford International Ltd....       159,276
                                              -------------
                                                    296,476
                                              -------------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
            RETAIL - 6.55%
   20,150   Home Depot, Inc.......................... $    663,539
   15,600   Target Corp..............................      533,520
   11,200   Wal-Mart Stores, Inc.....................      598,976
                                                      ------------
                                                         1,796,035
                                                      ------------
            SEMICONDUCTORS - 7.26%
   21,600 + Analog Devices, Inc......................      520,560
   45,700   Intel Corp...............................      761,819
    3,800 + Novellus Systems, Inc....................       92,948
   14,500 + Teradyne, Inc............................      183,425
   21,900   Texas Instruments, Inc...................      431,430
                                                      ------------
                                                         1,990,182
                                                      ------------
            TELECOMMUNICATIONS - 3.66%
   33,000 + Cisco Systems, Inc.......................      456,060
   17,100   Harris Corp..............................      546,345
                                                      ------------
                                                         1,002,405
                                                      ------------
            TOTAL COMMON STOCK
            (Cost $35,233,423).......................   26,356,545
                                                      ------------
   PAR
  VALUE
---------
            SHORT-TERM INVESTMENTS - 3.04%
            REPURCHASE AGREEMENT
 $834,000   Agreement with State Street Bank & Trust
             Co, bearing interest at 1.78%, dated
             08/30/2002, to be repurchased
             09/03/2002 in the amount of $834,165
             and collateralized by $855,000 of
             Federal National Mortgage Association,
             bearing interest at 3.25%, due
             01/23/2004 and having an approximate
             value of $862,993 (Cost $834,000).......      834,000
                                                      ------------
            TOTAL INVESTMENTS
            (Cost $36,067,423) - 99.21%..............   27,190,545
            Other assets and liabilities, net - 0.79%      215,720
                                                      ------------
            NET ASSETS - 100%........................ $ 27,406,265
                                                      ------------
            + Non-income producing
            ADR - America Depository Receipt

--------------------------------------------------------------------------------

                                                                             7
                             MID CAP GROWTH FUND
August 31, 2002



                        Average Annual Total Return/(a)/
                       ----------------------------------
                        1 Year  3 Years  Since Inception*
                       ----------------------------------
                       (28.39%) (17.81%)     (10.49%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

              Mid Cap Growth Fund  Russell Mid-Cap Growth Index
              -------------------  ----------------------------
 9/21/98         $10,000.00                $10,000.00
12/31/98          12,635.51                 12,515.38
 8/31/99
12/31/99          13,446.92                 18,934.81
 8/31/00
12/29/00          13,492.64                 16,710.18
 8/31/01
12/31/01           9,383.90                 13,342.91
 8/31/02           6,459.61                  9,639.29



Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                1. Forest Laboratories, Inc................ 2.30%
                2. Smith International, Inc................ 1.81%
                3. Teva Pharmaceutical Industries, Ltd. ADR 1.69%
                4. Ebay, Inc............................... 1.68%
                5. AmerisourceBergen Corp.................. 1.66%
                6. USA Interactive......................... 1.65%
                7. CDW Computer Centers, Inc............... 1.48%
                8. Harrah's Entertainment, Inc............. 1.34%
                9. Lamar Advertising Co.................... 1.31%
               10. Expedia, Inc............................ 1.27%

MANAGEMENT OVERVIEW
A discussion with INVESCO Funds Group, Inc.
(Prior to September 29, 2000, Brown Capital Management, Inc. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
For the year ended August 31, 2002, the Fund declined by 28.39%, and underperformed the Russell Mid-Cap Growth Index, which declined 23.38%.

What were the dominant portfolio themes?
At the beginning of the period, we were growing increasingly confident in the progress of the economic recovery, a mindset that prompted us to take positions in companies and sectors that we believed would react most favorably when business and the stock market improved. This led us to take an aggressive posture toward technology stocks, particularly semiconductor and software companies--two areas that have historically performed well during the early stages of economic improvement. We also explored companies in the energy, consumer and industrial sectors--all of which would likely receive a fundamental boost as the economy improved.

Which portfolio holdings most enhanced the Fund's performance?
Our energy stocks made positive absolute contributions to performance. Standouts in this area included our oil services stocks, such as Smith International, BJ Services and Nabors Industries. These companies benefited from the rising price of oil, which was supported by growing anticipation of improving demand.

Another area that contributed positively to absolute performance was the fund's consumer discretionary stocks. Our move to overweight consumer discretionary stocks was consistent with our belief that the economy was on the mend. This posture paid off as consumer spending remained surprisingly resilient in the face of the year's unnerving developments. Consequently, the Fund's retailers, notably CDW Computer Centers Inc, supported our showing. The Fund's exposure to hotel and lodging stocks also helped, as the industry's business rebounded after the terrorist attacks. In particular, Harrah's Entertainment and MGM Mirage made strong gains.

Elsewhere, the Fund's education stocks, Apollo Group and Career Education Services, also advanced, benefiting from corporate America's growing focus on employee training. And several of the Fund's healthcare holdings also made positive contributions to relative performance, including medical supply companies St. Jude Medical and Varian Medical Systems, and healthcare service providers, such as Wellpoint Health Networks and Universal Health Services.

Were there any disappointments in the Fund?
The Fund's overweighting in technology stocks hurt performance significantly, after investors' preference for "safe-haven" investments spiked higher following the terrorist attacks. The group continued to underperform throughout the period, however, as it became clear that tech companies were not benefiting from the gradual economic improvement seen thus far in 2002. Instead, the group was hurt by repeated earnings warnings and a poor overall outlook for the sector.

Telecommunications services was another area of relative weakness, as the group saw several companies file for bankruptcy after the slowing economy, muted demand, inhospitable capital markets and excessive capacity kept the group's fundamentals under intense pressure. Although it represented a fairly small percentage of the portfolio's assets, declines in the telecom sector were so severe that our exposure dealt a significant blow to overall portfolio performance.

What is your outlook for the next fiscal period?
Looking ahead, we remain encouraged by the economy's progress, and believe the second half of the year will see corporate profits reflect the improving business climate. We are also encouraged by the Fund's behavior near period end--a time that was characterized by several strong rallies. We believe that the Fund's strong relative performance during these rallies suggests that we have emphasized the right areas and will likely participate in the market's recovery, when uncertainty dissipates.

--------------------------------------------------------------------------------

8
                                                                August 31, 2002
                MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            COMMON STOCK - 90.86%
            ADVERTISING - 2.59%
   10,490 + Lamar Advertising Co................... $     335,260
    4,580   Omnicom Group, Inc.....................       277,090
    6,505   WPP Group, PLC.........................        47,926
                                                    -------------
                                                          660,276
                                                    -------------
            AEROSPACE/DEFENSE - 0.96%
    4,800 + L-3 Communications Holdings, Inc.......       244,272
                                                    -------------
            APPAREL & PRODUCTS - 0.52%
    8,700   Limited, Inc...........................       133,023
                                                    -------------
            AUTOMOTIVE - 1.64%
    3,700   Danaher Corp...........................       222,555
    1,800 + SPX Corp...............................       195,480
                                                    -------------
                                                          418,035
                                                    -------------
            BANKS - 3.21%
    5,400   Banknorth Group, Inc...................       140,832
      700   M&T Bank Corp..........................        60,060
    3,300   National Commerce Financial Corp.......        91,344
    5,450   Northern Trust Corp....................       232,933
    6,200   Synovus Financial Corp.................       149,854
    3,000   TCF Financial Corp.....................       145,800
                                                    -------------
                                                          820,823
                                                    -------------
            BROADCASTING - 2.96%
    5,400 + Cox Radio, Inc.........................       129,492
    5,210 + Entercom Communications Corp...........       228,198
    9,000 + Univision Communications, Inc., Class A       209,700
    5,400 + Westwood One, Inc......................       188,622
                                                    -------------
                                                          756,012
                                                    -------------
            CHEMICAL - 0.72%
    3,300   Praxair, Inc...........................       184,899
                                                    -------------
            COMMERCIAL SERVICES - 1.02%
    2,600 + Concord EFS, Inc.......................        53,066
   20,400 + KPMG Consulting, Inc...................       207,060
                                                    -------------
                                                          260,126
                                                    -------------
            CONGLOMERATES - 1.23%
    2,600   Eaton Corp.............................       183,924
    1,900   ITT Industries, Inc....................       129,162
                                                    -------------
                                                          313,086
                                                    -------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            DRUGS - 5.49%
    2,250   Allergan, Inc........................... $     132,120
    8,060 + Forest Laboratories, Inc................       588,380
    7,800 + Gilead Sciences, Inc....................       250,224
    6,580   Teva Pharmaceutical Industries, Ltd. ADR       430,141
                                                     -------------
                                                         1,400,865
                                                     -------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 2.81%
    3,800   AVX Corp................................        46,664
    7,900 + Celestica, Inc..........................       181,463
   12,000 + Flextronics International, Ltd..........       113,640
    6,950   Molex, Inc..............................       206,415
    2,900   Parker-Hannifin Corp....................       117,624
    5,200 + Polycom, Inc............................        51,012
                                                     -------------
                                                           716,818
                                                     -------------
            FINANCE COMPANIES - 0.92%
    2,570   SLM Corp................................       235,540
                                                     -------------
            FINANCIAL SERVICES - 6.20%
    2,760   A. G. Edwards, Inc......................       103,887
    2,240   Bear Stearns Co., Inc...................       143,203
    4,900   Capital One Financial Corp..............       174,783
    4,400   Eaton Vance Corp........................       126,764
    3,900   Federated Investments, Inc..............       113,880
    3,600 + Investment Technology Group, Inc........       122,040
    6,100   Legg Mason, Inc.........................       294,447
    3,020   Lehman Brothers Holdings, Inc...........       172,170
    4,000   Neuberger Berman, Inc...................       126,440
    8,775   Paychex, Inc............................       205,335
                                                     -------------
                                                         1,582,949
                                                     -------------
            HEALTHCARE - 3.52%
    7,200 + Alcon, Inc..............................       266,184
   10,000 + First Health Group Corp.................       265,100
    1,700 + Laboratory Corp. of America.............        53,465
    3,700   McKesson Corp...........................       124,098
    1,700 + Universal Health Services, Inc., Class B        77,724
    1,500 + Wellpoint Health Networks, Inc., Class A       111,555
                                                     -------------
                                                           898,126
                                                     -------------
            HOSPITAL MANAGEMENT - 0.50%
    3,500 + Triad Hospitals, Inc....................       127,785
                                                     -------------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            HOSPITAL SUPPLIES - 3.99%
    5,835   AmerisourceBergen Corp................. $     423,096
    8,600 + St. Jude Medical, Inc..................       320,006
    6,500 + Varian Medical Systems, Inc............       276,445
                                                    -------------
                                                        1,019,547
                                                    -------------
            HOUSEHOLD PRODUCTS - 0.25%
    2,100   Estee Lauder Cos., Inc.................        62,895
                                                    -------------
            HUMAN RESOURCES - 1.56%
      600 + Hewitt Assocs., Inc....................        16,908
    3,800   Manpower, Inc..........................       125,856
   14,730 + Robert Half International, Inc.........       255,124
                                                    -------------
                                                          397,888
                                                    -------------
            INFORMATION PROCESSING -
            HARDWARE - 2.53%
    4,100 + Lexmark International Group, Inc.,
             Class A...............................       193,520
   21,000 + Network Appliance, Inc.................       200,340
    7,600 + Tech Data Corp.........................       251,332
                                                    -------------
                                                          645,192
                                                    -------------
            INFORMATION PROCESSING -
            SERVICES - 8.59%
    7,100 + Affiliated Computer Services, Inc.,
             Class A...............................       315,950
   12,100 + BISYS Group, Inc.......................       308,308
    9,360 + Brocade Communications Systems, Inc....       135,439
    9,600 + Check Point Software Technologies, Ltd.       160,810
    7,600 + Ebay, Inc..............................       430,084
    6,400 + Expedia, Inc...........................       323,648
   18,790 + Extreme Networks, Inc..................       177,190
    1,500 + Fiserv, Inc............................        55,215
    7,700 + Networks Associates, Inc...............       100,100
    6,700 + SunGard Data Systems, Inc..............       165,155
    2,200 + webMethods, Inc........................        19,248
                                                    -------------
                                                        2,191,147
                                                    -------------
            INFORMATION PROCESSING -
            SOFTWARE - 8.05%
    4,780   Adobe Systems, Inc.....................        96,078
   29,330 + BEA Systems, Inc.......................       179,206
   10,100 + BMC Software, Inc......................       140,390
      600 + ChoicePoint, Inc.......................        25,782
    5,550 + Intuit, Inc............................       247,697
    6,090 + Mercury Interactive Corp...............       154,747

--------------------------------------------------------------------------------

                                                                             9
          MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2002


 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - Continued
   17,600 + PeopleSoft, Inc...................... $     283,008
    4,740 + Quest Software, Inc..................        49,106
    8,400 + Rational Software Corp...............        57,120
    3,440   SEI Investments Co...................        99,760
   20,130 + Siebel Systems, Inc..................       170,300
    9,400 + Symantec Corp........................       268,840
   12,400 + TIBCO Software, Inc..................        52,204
   14,200 + VERITAS Software Corp................       229,898
                                                  -------------
                                                      2,054,136
                                                  -------------
            INSURANCE - 2.49%
    3,440   Ambac Financial Group, Inc...........       197,834
    4,220   John Hancock Financial Services, Inc.       128,077
    8,700   Nationwide Financial Services, Inc...       265,350
    1,300   RenaissanceRe Holdings, Ltd..........        45,370
                                                  -------------
                                                        636,631
                                                  -------------
            LEISURE AND TOURISM - 6.80%
    5,000   Blockbuster, Inc., Class A...........       113,750
    8,800   CBRL Group, Inc......................       225,984
    4,000 + Cox Communications, Inc., Class A....       103,400
    7,170 + Harrah's Entertainment, Inc..........       340,862
    3,800 + Hotels.Com, Class A..................       158,232
    3,000   Mattel, Inc..........................        58,290
   12,300 + Metro-Goldwyn-Mayer, Inc.............       144,525
    2,900 + MGM Mirage, Inc......................       102,921
    3,300 + Starbucks Corp.......................        66,330
   19,680 + USA Interactive......................       421,545
                                                  -------------
                                                      1,735,839
                                                  -------------
            MACHINERY - 0.80%
    3,000   Illinois Tool Works, Inc.............       205,560
                                                  -------------
            MEDICAL TECHNOLOGY - 1.16%
    8,000 + Zimmer Holdings, Inc.................       295,200
                                                  -------------
            METALS - 0.20%
    1,000   Nucor Corp...........................        50,040
                                                  -------------
            OIL AND GAS - 7.51%
    4,176   Apache Corp..........................       229,930
    3,800 + BJ Services Co.......................       115,900
    6,940 + Cooper Cameron Corp..................       311,190
    2,100   GlobalSantaFe Corp...................        46,200

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
            OIL AND GAS - Continued
    3,300   Kerr-McGee Corp....................... $     154,605
    2,300   Murphy Oil Corp.......................       196,995
    3,000 + Nabors Industries, Ltd................        99,060
    4,000 + Noble Corp............................       124,280
    7,100 + Pioneer Natural Resources Co..........       176,719
   14,260 + Smith International, Inc..............       462,737
                                                   -------------
                                                       1,917,616
                                                   -------------
            RETAIL - 2.10%
    5,100 + Amazon.Com, Inc.......................        76,194
    8,780 + CDW Computer Centers, Inc.............       376,838
    6,500 + Office Depot, Inc.....................        83,980
                                                   -------------
                                                         537,012
                                                   -------------
            SCHOOLS - 1.44%
    4,650 + Apollo Group, Inc., Class A...........       194,509
    3,900 + Career Education Corp.................       173,901
                                                   -------------
                                                         368,410
                                                   -------------
            SEMICONDUCTORS - 7.51%
   12,100 + Altera Corp...........................       129,591
    3,750 + Analog Devices, Inc...................        90,375
    1,800 + ASML Holding NV.......................        18,432
    9,410 + Cypress Semiconductor Corp............        99,087
   11,400 + Emulux Corp...........................       192,432
    5,300 + Fairchild Semiconductor Corp., Class A        63,971
    4,820 + Integrated Device Technology, Inc.....        63,769
    3,400 + KLA Tencor Corp.......................       111,758
    5,900 + LAM Research Corp.....................        68,617
    7,280   Linear Technology Corp................       190,882
    6,390 + Maxim Integrated Products, Inc........       201,988
   10,935 + Microchip Technology, Inc.............       230,182
    5,800 + Micron Technology, Inc................       100,050
    4,000 + National Semiconductor Corp...........        63,960
    3,100 + Novellus Systems, Inc.................        75,826
    3,300 + QLogic Corp...........................       110,715
    4,300 + Teradyne, Inc.........................        54,395
    2,720 + Xilinx, Inc...........................        52,550
                                                   -------------
                                                       1,918,580
                                                   -------------

  NUMBER                                                  MARKET
 OF SHARES                                                VALUE
-------------------------------------------------------------------
             TELECOMMUNICATIONS - 1.59%
    11,000 + EchoStar Communications Corp., Class A    $    195,800
     4,000 + Nextel Communications, Inc. Class A......       30,440
    16,065 + Nextel Partners, Inc.....................       87,715
    12,200 + RF Micro Devices, Inc....................       81,618
     2,400 + Sprint Corp..............................        9,504
                                                       ------------
                                                            405,077
                                                       ------------
             TOTAL COMMON STOCK
             (Cost $27,681,829).......................   23,193,405
                                                       ------------

             EXCHANGE TRADED SECURITIES - 1.05%
       100   iShares Russell Midcap Growth Index
              Fund....................................        5,236
    11,200 + Nasdaq - 100 Index Tracking Stock
              (Cost 276,773)..........................      263,088
                                                       ------------
                                                            268,324
                                                       ------------
             WARRANTS - 0.07%
             INFORMATION PROCESSING - SERVICES
       883   Expedia, Inc.
              (Cost 13,891, Expire 02/04/09)..........       18,675
                                                       ------------
    PAR
   VALUE
----------
             SHORT-TERM INVESTMENTS - 7.18%
             REPURCHASE AGREEMENT
$1,832,000   Agreement with State Street Bank & Trust
              Co., bearing interest at 1.78%, dated
              08/30/2002, to be repurchased
              09/03/2002 in the amount of
              $1,832,362 and collateralized by
              $1,880,000 of Federal Farm Credit
              Bank, bearing interest at 2.75%, due
              06/13/2003 and having an approximate
              value of $1,891,056 (Cost $1,832,000)...    1,832,000
                                                       ------------
             TOTAL INVESTMENTS
             (Cost $29,804,493) - 99.16%..............   25,312,404
             Other assets and liabilities, net - 0.84%      214,350
                                                       ------------
             NET ASSETS - 100%........................ $ 25,526,754
                                                       ------------

             + Non-income producing

             ADR - American Depository Receipt

--------------------------------------------------------------------------------

10
                            SMALL CAP GROWTH FUND
                                                                August 31, 2002



                        Average Annual Total Return/(a)/
                       ----------------------------------
                        1 Year  3 Years  Since Inception*
                       ----------------------------------
                       (30.78%) (14.45%)     (3.58%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

           Small Cap Growth Fund  Russell 2000 Growth Index
           ---------------------  -------------------------
 9/21/98         $10,000.00              $10,000.00
12/31/98          12,580.96               12,421.52
 8/31/99
12/31/99          21,361.23               17,774.28
 8/31/00
12/29/00          16,865.66               13,787.59
 8/31/01
12/31/01          12,851.14               12,515.26
 8/31/02           8,661.06                8,750.30


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

               1. Federal Home Loan Mtg. Disc. Notes 1.66%
                   1.66% due 09/03/02...................... 6.78%
               2. Stone Energy Corp........................ 2.36%
               3. Varian Semiconductor Equipment Associates 2.35%
               4. Integrated Circuit Systems, Inc.......... 2.13%
               5. National Instruments Corp................ 2.10%
               6. Forward Air Corp......................... 2.09%
               7. Varian Medical Systems, Inc.............. 2.09%
               8. Varian, Inc.............................. 1.95%
               9. Gentex Corp.............................. 1.95%
              10. Advanced Fibre Communications, Inc....... 1.85%

MANAGEMENT OVERVIEW
A discussion with Franklin Advisers, Inc.
(Prior to January 1, 2002, J.P. Morgan Investment Management, Inc. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
For the year ending August 31, 2002, the Small Cap Growth Fund returned (30.78%), underperforming its benchmark, the Russell 2000 Growth Index, which returned (26.02%) over the same time period.

What were the dominant portfolio themes?
While the first quarter of 2002 offered investors the first tangible evidence of a domestic economic recovery with a steady progression of positive economic news including strong retail sales, good home sales, upbeat consumer confidence and ebbing unemployment; the equity markets, however, showed little reaction to these positive economic developments. Consumer spending, which is the dominant driver of the domestic economy, remained strong during the first quarter, as it was fueled by firm housing prices, low interest rates, incredible buying incentives for autos, falling energy prices, last year's tax break, a strong dollar and benign inflation. Corporations, on the other hand, had adopted a conservative approach to investment in future growth projects. Purchases in the Fund were focused on increasing exposure to those industries that would benefit in an economic recovery. The managers also increased positions in personnel staffing firms and corporate services to further increase the economic sensitivity of the Fund.

The second quarter continued to offer some encouraging evidence of an improving domestic economy. Economic surveys showed that export orders had risen, inventories had fallen, announced layoffs declined and manufacturing activity expanded at a moderate pace. However, declining consumer confidence and weaker than expected vehicle sales were widely interpreted as signs that an economic expansion will not be smooth, uniform or robust. Indeed, concern mounted that consumer spending, which had been resilient, was not strong enough to sustain the economy's fragile momentum. Economic concern was compounded by eroding confidence in corporate governance and domestic capital markets. High profile corporate malfeasance cast doubt on the perceived honesty of many corporate executives and on the vaunted transparency of the domestic capital markets. The managers were very surprised by the swift onset of economic concern and capital markets suspicion. The managers had positioned the portfolio to benefit from the early stages of an economic recovery by investing in early cyclical industries like specialty chemicals, transportation, technology, media and commercial services companies. In the second quarter, however, all of these sectors under-performed the decline of the index. Against the uncertain backdrop, however, the managers were finding some high quality small cap growth stocks selling at attractive valuations.

Market volatility continued in July, as mixed economic data, continuing corporate scandals, and downward revisions of earnings guidance caused fear among investors. July was an important indicator of corporate confidence via the quarterly earnings announcement process. Several management teams tempered guidance for the second half of the year, citing weaker than expected demand and the subdued spending patterns of corporations. August was particularly pointed with comments and concerns of a double dip recession in the U.S., a spike in oil prices due to speculation of a pending U.S. war with Iraq, and ongoing manipulation charges against investment banks. Managers expect ongoing volatility during the second half of the year and positioned the Fund in a mix of economically sensitive electronics and transportation companies, as well as less economically sensitive industries such as beverage manufacturing, hospitals and restaurants. While the Fund is currently positioned in stocks with leverage to top line improvement, the managers are taking a conservative approach to investment in the near term, purchasing attractively valued companies while still trying to maintain exposure to an economic recovery.

Which portfolio holdings most enhanced the Fund's performance?
During the first quarter, the Fund performance was a result of its exposure to economically sensitive sectors such as retail, media, hospitality, energy and chemicals. The Fund also benefited by reducing its exposure to poorly performing sectors such as healthcare services and biotechnology. By the second quarter, managers purchased shares in a small number of companies that would benefit from low interest rates, including retailers. The Fund also invested in financials, health care, and software. Holdings in health care, retail trade and manufacturing also helped performance during the last two months of the reporting period.

Were there any disappointments in the Fund?
For the first half of the year, the managers had positioned the Fund to benefit from the early stages of an economic recovery. Many of the chosen investments in early cyclical industries like specialty chemicals, transportation, technology, media and commercial services companies had performed well until the second quarter began. However, in the second quarter, virtually all of these early cyclical sectors performed poorly as investors grew skeptical that the early economic improvement could be sustained. During this period, the leading index sectors were again the relatively defensive sectors of minerals, retail, consumer durables, health services and energy services. With the exception of energy services, the portfolio had been underweight in all of these leading sectors. In addition, the portfolio's poor performance during the second quarter was partially a result of the managers' decision earlier in the year to underweight interest rate sensitive sectors. Every index sector experienced steep price declines except the interest rate sensitive home building, real estate and finance sectors.

What is your outlook for the next fiscal period?
With a positive economic outlook in mind, the portfolio managers continue to hold positions in industries that are expected to outperform in an economic recovery scenario. These industries include electronic technology, transportation and basic materials. The managers are actively seeking, evaluating and investing in the best small cap growth companies. The managers are finding that across virtually all sectors there exist compelling valuations for superior small cap growth companies whose management teams are honest and expert at growing their businesses as the economy recovers.

While the third quarter is always the most difficult investing quarter due to low volumes and seasonal weakness, expectations are for better equity markets in the fourth quarter of 2002. Given the expectations of future volatility but overall positive economic indications for the next several quarters, the portfolio managers are inclined to hold their ground and ride out the expected market jitters, with the anticipation that their current holdings in economically sensitive groups will ultimately provide strong performance.

--------------------------------------------------------------------------------

                                                                             11
August 31, 2002
                SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            COMMON STOCK - 97.86%
            AIRLINES - 0.77%
   15,500 + Atlantic Coast Airlines Holdings, Inc.. $     191,890
                                                    -------------
            APPAREL & PRODUCTS - 0.50%
   18,400 + Charming Shoppes, Inc..................       126,224
                                                    -------------
            AUTOMOTIVE - 1.72%
    3,300   Oshkosh Truck Corp., Class B...........       185,955
    5,100   Superior Industries International, Inc.       245,208
                                                    -------------
                                                          431,163
                                                    -------------
            BANKS - 0.36%
    1,500   First State Bancorporation.............        36,885
    3,300   Umpqua Holdings Corp...................        52,305
                                                    -------------
                                                           89,190
                                                    -------------
            BROADCASTING - 1.66%
   20,400 + Acme Communications, Inc...............       149,940
   21,000 + Sinclair Broadcast Group, Inc., Class A       265,230
                                                    -------------
                                                          415,170
                                                    -------------
            CHEMICAL - 5.15%
    7,900   Cabot Corp.............................       188,336
    7,200 + FMC Corp...............................       203,832
    8,400   Minerals Technologies, Inc.............       333,900
   19,900   Nova Chemicals Corp....................       416,308
   22,800   Solutia, Inc...........................       148,200
                                                    -------------
                                                        1,290,576
                                                    -------------
            COMMERCIAL SERVICES - 2.17%
   22,800 + Administaff, Inc.......................        61,560
    1,400 + CoStar Group, Inc......................        33,726
    9,100 + Maximus, Inc...........................       196,196
   13,700 + Plexus Corp............................       200,294
    3,600 + PRG-Shultz International, Inc..........        51,912
                                                    -------------
                                                          543,688
                                                    -------------
            DRUGS - 1.84%
   15,100   Alpharma, Inc., Class A................       152,812
    6,600 + Medicis Pharmaceutical Corp., Class A..       293,370
    8,300 + Titan Pharmaceuticals, Inc.............        14,608
                                                    -------------
                                                          460,790
                                                    -------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 14.70%
   16,600 + Advanced Energy Industries, Inc..... $     204,180
   10,500   C & D Technologies, Inc.............       170,625
   11,200 + Cymer, Inc..........................       271,040
   38,600 + DDI Corp............................        18,914
   17,700 + Electro Scientific Industries, Inc..       329,043
   16,400 + Gentex Corp.........................       488,064
   13,300 + Merix Corp..........................       111,853
   10,300 + Mettler Toledo International, Inc...       304,468
   11,900 + Oak Technology, Inc.................        52,003
    5,800   Park Electrochemical Corp...........       124,120
   26,300 + Power-One, Inc......................       111,249
   18,100 + Semtech Corp........................       239,101
   12,200   Technitrol, Inc.....................       242,902
   11,900 + Trimble Navigation, Ltd.............       166,600
    8,100 + TTM Technologies, Inc...............        24,462
   15,500 + Varian, Inc.........................       488,870
   12,200 + Wilson Greatbatch Technologies, Inc.       339,160
                                                 -------------
                                                     3,686,654
                                                 -------------
            FINANCIAL SERVICES - 2.61%
    3,900 + Blackrock, Inc......................       172,575
    4,600   Doral Financial Corp................       194,994
    5,000   Investors Financial Services Corp...       150,300
    8,000 + NCO Group, Inc......................       138,160
                                                 -------------
                                                       656,029
                                                 -------------
            FOODS - 0.90%
   10,500   Bunge, Ltd..........................       224,700
                                                 -------------
            FREIGHT - 4.60%
   15,500   Airborne Freight Corp...............       199,330
   23,900 + Forward Air Corp....................       523,649
    8,900 + Knight Transportation, Inc..........       155,572
    5,400 + Landstar System, Inc................       273,510
                                                 -------------
                                                     1,152,061
                                                 -------------
            MINING - 0.63%
   16,900 + Stillwater Mining Co................       158,691
                                                 -------------
            HEALTHCARE - 0.01%
       47 + Kindred Healthcare, Inc.............         1,761
                                                 -------------
            HOSPITAL SUPPLIES - 2.09%
   12,300 + Varian Medical Systems, Inc.........       523,119
                                                 -------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            HUMAN RESOURCES - 2.29%
    6,900 + CDI Corp................................ $     187,680
    9,500 + Heidrick & Struggles International, Inc.       180,120
   11,900 + Resources Connection, Inc...............       207,179
                                                     -------------
                                                           574,979
                                                     -------------
            INFORMATION PROCESSING -
            HARDWARE - 1.56%
   13,800 + Advanced Digital Information Corp.......        76,728
   19,400 + Avocent Corp............................       314,474
                                                     -------------
                                                           391,202
                                                     -------------
            INFORMATION PROCESSING -
            SERVICES - 7.53%
   13,300 + Adaptec, Inc............................        81,529
   16,300 + Catapult Communications Corp............       190,221
   29,800 + Entrust, Inc............................       127,514
    5,760   Fair Issac & Co., Inc...................       204,192
   17,700   Henry Jack & Associates, Inc............       288,864
   11,900 + Inforte Corp............................        90,440
    8,200 + MatrixOne, Inc..........................        39,360
   18,600 + National Instruments Corp...............       527,310
   18,300 + ProBusiness Services, Inc...............       146,400
   19,900 + Sapient Corp............................        25,273
    4,900 + SkillSoft Corp..........................        50,519
   13,300 + webMethods, Inc.........................       116,362
                                                     -------------
                                                         1,887,984
                                                     -------------
            INFORMATION PROCESSING -
            SOFTWARE - 4.08%
   24,700 + Ascential Software Corp.................        54,093
   16,000 + Aspen Technologies, Inc.................        64,320
   19,600 + Borland Software Corp...................       194,040
    8,900   Global Payments, Inc....................       247,954
   22,800 + Informatica Corp........................       104,424
   16,700 + Keane, Inc..............................       135,270
   13,700 + Lawson Software, Inc....................        61,650
   19,100 + Micromuse, Inc..........................        57,682
    8,600 + Precise Software Solutions, Ltd.........       103,200
                                                     -------------
                                                         1,022,633
                                                     -------------

--------------------------------------------------------------------------------

12
         SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                August 31, 2002


 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            INSURANCE - 3.03%
    9,100   Amerus Group Co................... $     291,109
    3,800 + IPC Holdings, Ltd.................       114,684
   12,400   Reinsurance Group of America, Inc.       354,020
                                               -------------
                                                     759,813
                                               -------------
            LEISURE AND TOURISM - 2.75%
    2,900 + CEC Entertainment, Inc............       105,908
    3,300   Four Seasons Hotels, Inc..........       116,886
    4,200 + Jack In The Box, Inc..............       118,650
    7,900 + Pegasus Solutions, Inc............       121,818
   18,300 + Station Casinos, Inc..............       226,005
                                               -------------
                                                     689,267
                                               -------------
            MACHINERY - 4.57%
   67,400   CNH Global NV.....................       256,120
   10,800 + Cognex Corp.......................       170,100
   10,700   Crane Co..........................       244,495
    4,600 + Cuno, Inc.........................       148,902
    7,500   Pentair, Inc......................       325,800
                                               -------------
                                                   1,145,417
                                               -------------
            MEDICAL TECHNOLOGY - 0.34%
    3,400 + InterMune, Inc....................        84,558
    1,300 + Ortec International, Inc..........           585
                                               -------------
                                                      85,143
                                               -------------
            METALS - 2.26%
    8,200   Cleveland-Cliffs, Inc.............       215,824
    8,900   Reliance Steel & Aluminum Co......       215,380
    3,900   Roper Industries, Inc.............       135,525
                                               -------------
                                                     566,729
                                               -------------
            MISCELLANEOUS - 0.24%
    2,400   Regis Corp........................        61,344
                                               -------------
            MULTIMEDIA - 1.34%
   27,400 + Entravision Communications Corp...       337,020
                                               -------------
            OIL AND GAS - 10.82%
   13,700 + Cal Dive International, Inc.......       255,505
   21,500 + Chesapeake Energy Corp............       125,775
   12,800   Energen Corp......................       339,328
   11,800 + FMC Technologies, Inc.............       216,648
   16,700 + Patterson UTI Energy, Inc.........       417,166
   25,600 + PetroQuest Energy, Inc............       116,736

SEE NOTES TO FINANCIAL STATEMENTS.

   NUMBER                                            MARKET
  OF SHARES                                          VALUE
---------------------------------------------------------------
               OIL AND GAS - Continued
       6,000 + Premcor, Inc...................... $     114,780
       8,000 + Spinnaker Exploration Co..........       245,120
      17,400 + Stone Energy Corp.................       591,600
      11,900 + Superior Energy Services, Inc.....        99,127
      14,600 + Swift Energy Co...................       192,136
                                                  -------------
                                                      2,713,921
                                                  -------------
               PAPER/FOREST PRODUCTS - 0.80%
      11,100 + Pactiv Corp.......................       201,576
                                                  -------------
               POLLUTION CONTROL - 0.11%
      24,000 + U.S. Liquids, Inc.................        27,600
                                                  -------------
               REAL ESTATE - 0.88%
      10,500 + Jones Lang Lasalle, Inc...........       221,235
                                                  -------------
               REAL ESTATE INVESTMENT TRUSTS - 0.67%
       4,700   Colonial Properties Trust.........       167,367
                                                  -------------
               RETAIL - 2.00%
       6,600 + Cost Plus, Inc....................       161,370
       3,500   Fred's, Inc., Class A.............       117,250
       3,900 + Linens 'N Things, Inc.............        84,123
       8,400 + Tuesday Morning Corp..............       138,264
                                                  -------------
                                                        501,007
                                                  -------------
               SEMICONDUCTORS - 9.01%
      16,700 + Credence Systems Corp.............       192,885
      11,900 + Emcore Corp.......................        34,510
      11,600 + Exar Corp.........................       172,608
      29,900 + Integrated Circuit Systems, Inc...       533,117
12,000       + Integrated Device Technology, Inc.       158,760
       5,400 + Integrated Silicon Solution, Inc..        27,216
       6,000 + Intersil Corp., Class A...........       101,520
      15,300 + Micrel, Inc.......................       169,065
         100 + Nanometrics, Inc..................           511
       6,600 + Pericom Semiconductor Corp........        59,796
      17,300 + Rudolph Technologies, Inc.........       217,980
      28,200 + Varian Semiconductor
                Equipment Associates.............       589,944
                                                  -------------
                                                      2,257,912
                                                  -------------

  NUMBER                                                    MARKET
 OF SHARES                                                  VALUE
----------------------------------------------------------------------
             TELECOMMUNICATIONS - 3.64%
    26,300 + Advanced Fibre Communications, Inc......... $    463,932
    18,200 + Anaren Microwave, Inc......................      177,450
    14,500 + Ixia.......................................       87,000
    21,300 + Powerwave Technologies, Inc................      132,060
    17,500 + Sierra Wireless, Inc.......................       52,307
                                                         ------------
                                                              912,749
                                                         ------------
             UTILITIES - ELECTRIC - 0.23%
     4,400 + Headwaters, Inc............................       58,960
                                                         ------------
             TOTAL COMMON STOCK
             (Cost $33,949,604).........................   24,535,564
                                                         ------------
    PAR
   VALUE
----------
             SHORT-TERM INVESTMENTS - 6.78%
             GOVERNMENT SPONSORED
$1,700,000   Federal Home Loan Mortgage
              Association:
               1.66% due 09/30/02
               (Cost $1,699,843)........................    1,699,843
                                                         ------------
             TOTAL INVESTMENTS
             (Cost $35,649,447) - 104.64%...............   26,235,407
             Other assets and liabilities, net - (4.64)%   (1,163,406)
                                                         ------------
             NET ASSETS - 100%.......................... $ 25,072,001
                                                         ------------

             + Non-income producing

--------------------------------------------------------------------------------

                                                                             13
                             LARGE CAP VALUE FUND
August 31, 2002



                        Average Annual Total Return/(a)/
                        --------------------------------
                        1 Year  3 Year  Since Inception*
                        --------------------------------
                        (7.08%) (0.95%)      4.26%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

            Large Cap Value Fund  Russell 1000 Value Index
            --------------------  ------------------------
 9/21/98         $10,000.00             $10,000.00
12/31/98          11,676.97              11,605.41
 8/31/99
12/31/99          12,296.48              12,458.03
 8/31/00
12/29/00          12,983.37              13,332.09
 8/31/01
12/31/01          12,747.87              12,586.83
 8/31/02          11,785.67              10,953.65


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                      1. ExxonMobil Corp............. 4.62%
                      2. Bank of America Corp........ 3.10%
                      3. Citigroup, Inc.............. 3.10%
                      4. Wells Fargo & Co............ 2.40%
                      5. Washington Mutual, Inc...... 1.83%
                      6. U.S. Bancorp................ 1.57%
                      7. 3M Co....................... 1.52%
                      8. Verizon Communications, Inc. 1.52%
                      9. American Advantage.......... 1.46%
                     10. Procter & Gamble Co......... 1.39%

MANAGEMENT OVERVIEW
A discussion with SSgA Funds Management, Inc.

How did the Fund perform relative to its benchmark?
For the year ending August 31, 2002 the Fund returned (7.08%) versus the Russell 1000 Value Index, the Fund's benchmark, return of (13.14%) -- a surplus of 6.06%.

What were the dominant portfolio themes?
Throughout the last year, the Fund's holdings in the Consumer Discretionary, Healthcare and Financial sectors have led to solid out-performance relative to the Russell 1000 Value Index. Consumer stocks have a tendency to perform well in an economic recovery as their earnings accelerate. Defensive positions in the Consumer Discretionary sector bolstered the Fund's results. Strong cash flows and improving earnings expectations led the portfolio to be overweight the motor vehicles/parts, specialty retail and consumer durables industries. Within Healthcare, managed care companies with sound earnings prospects and the ability to generate cash flow have added nicely to the Fund's performance. The Fund successfully avoided large pharmaceutical companies whose weak drug pipeline and poor public image have led to declining earnings expectations for the stocks. Lastly, in the Financials sector, as interest rates remain low we have been rewarded by better opportunities in the thrift banks than in the larger banks and financial services companies.

Which portfolio holdings most enhanced the Fund's performance?
Specifically, the Fund's performance was enhanced by overweight positions in Lockheed Martin, Henry Schein, AutoZone, Wellpoint Health Networks and UnitedHealth Group. The Fund also takes pride in not owning or being largely underweight to now infamous stocks Worldcom and Enron. High relative valuations prevented the Fund from finding these stocks attractive.

Were there any disappointments in the Fund?
The Fund added value in 8 of 10 sectors. The two detractors from performance were the Utilities and Industrials sectors. They weakened the Fund's out-performance by 16 basis points.

What is your outlook for the next fiscal period?
The Fund is positioned to take advantage of the current market environment where the consumer is driving results. In order to capitalize on strong consumer spending, relative to capital spending, we are overweight to some industries in the Consumer Discretionary (specialty retail and apparel) and Financial (thrifts) sectors. In particular, as interest rates remain low we see better opportunities in the thrift banks than in the larger banks and financial services companies. These positions are driven by stock selection.

The Fund continues to be broadly diversified and maintains sector and industry exposures that are similar to those of the Russell 1000 Value Index.

--------------------------------------------------------------------------------

14
                                                                August 31, 2002
                LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            COMMON STOCK - 100.12%
            AEROSPACE/DEFENSE - 2.47%
    4,100   Honeywell International, Inc...... $     122,795
    4,700   Lockheed Martin Corp..............       297,604
    4,600   United Technologies Corp..........       273,194
                                               -------------
                                                     693,593
                                               -------------
            APPAREL & PRODUCTS - 0.85%
   15,600   Limited, Inc......................       238,524
                                               -------------
            AUTOMOTIVE - 5.02%
   10,900   ArvinMeritor, Inc.................       254,951
    8,200 + AutoNation, Inc...................       108,240
    3,600 + AutoZone, Inc.....................       260,460
    7,000   General Motors Corp...............       335,020
    6,100 + Lear Corp.........................       284,260
    1,500 + SPX Corp..........................       162,900
                                               -------------
                                                   1,405,831
                                               -------------
            BANKS - 13.39%
   14,800   AmSouth Bancorp...................       332,556
   12,400   Bank of America Corp..............       868,992
    6,500   Bank One Corp.....................       266,175
    9,000   Greater Bay Bancorp...............       226,800
   12,300   National City Corp................       383,391
   20,500   U.S. Bancorp......................       440,545
    7,550   Union Planters Corp...............       234,503
    8,900   Wachovia Corp.....................       327,965
   12,900   Wells Fargo & Co..................       673,251
                                               -------------
                                                   3,754,178
                                               -------------
            BROADCASTING - 0.87%
    7,100 + Clear Channel Communications, Inc.       242,678
                                               -------------
            BUILDING MATERIALS - 0.77%
    8,000   Sherwin-Williams Co...............       216,000
                                               -------------
            CHEMICAL - 1.09%
    3,300   E.I. du Pont de Nemours and Co....       133,023
    5,500   Lubrizol Corp.....................       171,600
                                               -------------
                                                     304,623
                                               -------------
            COMMERCIAL SERVICES - 1.68%
   18,100 + Cendant Corp......................       259,011
    4,400   Moody's Corp......................       212,608
                                               -------------
                                                     471,619
                                               -------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            CONGLOMERATES - 1.52%
    3,400   3M Co................................... $     424,830
                                                     -------------
            DRUGS - 0.65%
    5,600   Mylan Laboratories, Inc.................       182,840
                                                     -------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 0.37%
    3,600 + Fisher Scientific International, Inc....       103,536
                                                     -------------
            FINANCIAL SERVICES - 9.46%
    3,500   Bear Stearns Co., Inc...................       223,755
    7,900   Capital One Financial Corp..............       281,793
   26,500   Citigroup, Inc..........................       867,875
    3,200   Fannie Mae..............................       242,496
    3,200   Freddie Mac.............................       205,120
    5,500   Household International, Inc............       198,605
    8,700   J.P. Morgan Chase & Co..................       229,680
    1,700   Lehman Brothers Holdings, Inc...........        96,917
    4,900   Merrill Lynch & Co., Inc................       177,478
    3,000   Morgan Stanley Dean Witter & Co.........       128,160
                                                     -------------
                                                         2,651,879
                                                     -------------
            FOODS - 1.95%
   10,000   Archer-Daniels-Midland Co...............       121,900
   10,300   ConAgra, Inc............................       270,787
    5,700   Dole Food Co., Inc......................       155,040
                                                     -------------
                                                           547,727
                                                     -------------
            HARDWARE & TOOLS - 0.85%
    5,300   Black & Decker Corp.....................       237,811
                                                     -------------
            HEALTHCARE - 2.85%
    4,700 + DaVita, Inc.............................       104,058
    2,700   Johnson & Johnson.......................       146,637
    2,500   UnitedHealth Group, Inc.................       220,875
    4,400 + Wellpoint Health Networks, Inc., Class A       327,228
                                                     -------------
                                                           798,798
                                                     -------------
            HOME BUILDERS - 0.60%
    3,200   Lennar Corp.............................       168,960
                                                     -------------
            HOSPITAL MANAGEMENT - 0.79%
    4,700 + Tenet Healthcare Corp...................       221,699
                                                     -------------
            HOSPITAL SUPPLIES - 1.54%
    6,100 + Henry Schein, Inc.......................       304,817
    3,400 + St. Jude Medical, Inc...................       126,514
                                                     -------------
                                                           431,331
                                                     -------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 2.53%
    6,100   Fortune Brands, Inc.................. $     320,067
    4,400   Procter & Gamble Co..................       390,060
                                                  -------------
                                                        710,127
                                                  -------------
            INFORMATION PROCESSING -
            HARDWARE - 1.69%
   15,676   Hewlett-Packard Co...................       210,529
    3,500   International Business Machines Corp.       263,830
                                                  -------------
                                                        474,359
                                                  -------------
            INFORMATION PROCESSING -
            SOFTWARE - 0.92%
    2,800   First Data Corp......................        97,300
    5,600 + Symantec Corp........................       160,160
                                                  -------------
                                                        257,460
                                                  -------------
            INSURANCE - 8.26%
   10,300   AFLAC, Inc...........................       315,283
    9,800   Allstate Corp........................       364,756
    8,100   MetLife, Inc.........................       218,052
    2,200   MGIC Investment Corp.................       132,462
    8,200   Old Republic International Corp......       263,220
    6,700   Progressive Corp.....................       360,125
    9,200   Safeco Corp..........................       304,612
    5,500   StanCorp Financial Group, Inc........       300,850
    2,352 + Travelers Property Casualty Corp.....        38,319
    1,145 + Travelers Property Casualty Corp.,
             Class A.............................        17,998
                                                  -------------
                                                      2,315,677
                                                  -------------
            LEISURE AND TOURISM - 1.61%
    4,200   Blockbuster, Inc., Class A...........        95,550
   10,000 + MGM Mirage, Inc......................       354,900
                                                  -------------
                                                        450,450
                                                  -------------
            MACHINERY - 2.14%
    4,600   Deere & Co...........................       211,232
    5,500   Dover Corp...........................       158,015
    5,300   Pentair, Inc.........................       230,232
                                                  -------------
                                                        599,479
                                                  -------------
            MEDICAL TECHNOLOGY - 0.47%
    4,000 + Genentech, Inc.......................       131,160
                                                  -------------

--------------------------------------------------------------------------------

                                                                             15
          LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2002


 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            MISCELLANEOUS - 0.59%
    5,400   Eastman Kodak Co.................. $     164,916
                                               -------------
            MULTIMEDIA - 2.84%
   15,300+  AOL Time Warner, Inc..............       193,545
    3,600   Gannett Co., Inc..................       273,456
    3,900   McGraw-Hill Cos., Inc.............       247,299
    2,000+  Viacom, Inc., Class B.............        81,400
                                               -------------
                                                     795,700
                                               -------------
            OIL AND GAS - 9.40%
    3,500   Apache Corp.......................       192,710
    4,000   ChevronTexaco Corp................       306,520
   36,540   ExxonMobil Corp...................     1,295,343
   10,600   Marathon Oil Corp.................       262,350
    8,800   Occidental Petroleum Corp.........       261,360
    2,500   Phillips Petroleum Co.............       131,450
    5,200   Sunoco, Inc.......................       184,496
                                               -------------
                                                   2,634,229
                                               -------------
            PAPER/FOREST PRODUCTS - 1.51%
   14,700+  Pactiv Corp.......................       266,952
   11,100+  Smurfit-Stone Container Corp......       155,622
                                               -------------
                                                     422,574
                                               -------------
            PUBLISHING - 1.12%
    2,700   New York Times Co., Class A.......       127,440
    7,100   R. R. Donnelley & Sons Co.........       187,298
                                               -------------
                                                     314,738
                                               -------------
            RAILROADS & EQUIPMENT - 1.23%
   12,000   Burlington Northern Santa Fe Corp.       345,120
                                               -------------
            REGISTERED INVESTMENT COMPANY - 1.46%
  408,658   American AAdvantage Money
             Market Fund......................       408,658
                                               -------------
            RETAIL - 3.34%
   12,100   Albertson's, Inc..................       311,212
    7,600+  Federated Department Stores, Inc..       272,840
    3,400   Sears, Roebuck and Co.............       154,734
    9,500   SUPERVALU, Inc....................       197,315
                                               -------------
                                                     936,101
                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
--------------------------------------------------------------------
            SAVINGS & LOAN - 4.14%
    3,400   Golden West Financial Corp................. $    231,166
    5,400   GreenPoint Financial Corp..................      275,400
   13,600   Washington Mutual, Inc.....................      514,216
    3,700   Webster Financial Corp.....................      141,118
                                                        ------------
                                                           1,161,900
                                                        ------------
            TELECOMMUNICATIONS - 4.44%
   24,000   AT&T Corp..................................      293,280
   10,800   BellSouth Corp.............................      251,856
   15,900   Motorola, Inc..............................      190,800
    5,700   Scientific-Atlanta, Inc....................       84,018
   13,700   Verizon Communications, Inc................      424,700
                                                        ------------
                                                           1,244,654
                                                        ------------
            TOBACCO - 0.91%
    5,100   Philip Morris Cos., Inc....................      255,000
                                                        ------------
            UTILITIES - COMMUNICATION - 1.53%
   14,863   SBC Communications, Inc....................      367,710
    5,200   Sprint Corp................................       60,320
                                                        ------------
                                                             428,030
                                                        ------------
            UTILITIES - ELECTRIC - 3.27%
   17,500+  Edison International, Inc..................      209,650
    5,700   Entergy Corp...............................      240,483
    7,200   Exelon Corp................................      337,104
    4,500   Southern Co................................      130,320
                                                        ------------
                                                             917,557
                                                        ------------
            TOTAL COMMON STOCK
            (Cost $29,027,834).........................   28,064,346
                                                        ------------
            TOTAL INVESTMENTS
            (Cost $29,027,834) - 100.12%...............   28,064,346
            Other assets and liabilities, net - (0.12)%     (34,152)
                                                        ------------
            NET ASSETS - 100%.......................... $ 28,030,194
                                                        ------------

            + Non-income producing

--------------------------------------------------------------------------------

16
                                                                August 31, 2002
                              MID CAP VALUE FUND


                       Average Annual Total Return/(a)/
                       ---------------------------------
                        1 Year  3 Years Since Inception*
                       ---------------------------------
                       (10.07%)  6.77%       13.55%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

           Mid Cap Value Fund   Russell 2500 Value Index
           ------------------   ------------------------
 9/21/98      $10,000.00               $10,000.00
12/31/98       11,988.45                11,125.75
 8/31/99
12/31/99       14,652.25                11,291.82
 8/31/00
12/29/00       18,896.69                13,639.08
 8/31/01
12/31/01       18,549.65                14,967.48
 8/31/02       16,502.23                13,934.01

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

Effective January 1, 2002, the Fund selected the Russell 2500 Value Index as its benchmark.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. Harmon International Industries, Inc. 3.17%
                 2. Dean Foods Co........................ 2.82%
                 3. Ambac Financial Group, Inc........... 2.65%
                 4. Reinsurance Group of America, Inc. .. 2.58%
                 5. Ocean Energy, Inc.................... 2.20%
                 6. Republic Services, Inc., Class A..... 2.20%
                 7. UnionBanCal Corp..................... 2.10%
                 8. Webster Financial Corp............... 2.03%
                 9. Bunge, Ltd........................... 1.86%
                10. Hibernia Corp., Class A.............. 1.81%

MANAGEMENT OVERVIEW
A discussion with Wellington Management Company, LLP.
(Prior to January 1, 2002, Neuberger Berman Management,
Inc. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund has trailed the benchmark for the twelve months ended August 31, 2002 with a return of (10.07%), versus a return of (3.78%) for the Russell 2500 Value index.

What were the dominant portfolio themes?
In the wake of September 11 and the bursting of the technology bubble, the market has experienced a dramatic decline in investor confidence. Investors have been rocked by a number of high profile corporate bankruptcy and accounting fraud cases and dismayed by the lack of signals indicating a turn in corporate profits. The current environment has provided many opportunities to establish or add to positions that we believe will generate returns over the long term. Our approach to identifying these opportunities remains bottom-up, fundamental analysis. In contrast to the late nineties where industry factors drove stock performance, there has been broad dispersion of stock returns within industries, making fundamental research that much more important. While identifying undervalued companies is the cornerstone of our approach, the Fund also looks to leverage our current macro-economic outlook. Toward this end, the Fund is positioned to benefit from a recovery in the economy with overweight positions in Industrials, Energy, and Technology.

Which portfolio holdings most enhanced the Fund's performance?
At the industry level, stock selection among Health Care and Consumer Staples stocks, as well as the Fund's overweight position in these sectors, was additive to performance. At the security level, top performers came from several different sectors. Rent A Center (Consumer Services) continues to generate strong results and is currently the only retail stock held in the portfolio. Oxford Health Plans (Health Care) performed well as HMO's represent defensive holdings with good fundamentals. Constellation Brands (Beverages/Consumer Staples) was up on the back of a beer price increase that fortunately failed to hurt volumes, highlighting the strength of the Corona franchise in the US. We bought ITT Industries (Conglomerates) because of its under-appreciated defense exposure, which the market has slowly recognized, driving up the price.

Were there any disappointments in the Fund?
The Information Technology and Consumer Discretionary sectors detracted from performance in large part due to stock selection in these areas. The largest single disappointment was Adelphia (Consumer
Discretionary). Our positive view of cable fundamentals and the conviction that Adelphia's stock market value was well below the value of its assets was undermined by what has become one of the largest criminal cases of corporate self-dealing in U.S. history. Technology stocks did the most damage in the Fund with Teradyne and Cirrus Logic being particularly disappointing. Teradyne has fallen below our initial purchase price and represents excellent long-term value. Worried investors with a shorter time horizon than ours have swamped the stock, as a recovery in semiconductors will take longer then many had anticipated. Cirrus has come under pressure as expectations for demand in the consumer electronics marketplace have declined.
What is your outlook for the next fiscal period?
A wave of corporate scandals, geopolitical events and frustration over the pace of the economic recovery have all shaken investor confidence. Meanwhile, the manufacturing sector has continued to pick up the pace, consumer spending remains steady, and corporate profits seem to be nearing an inflection point. Investors now demand, and the CEO certification process will help ensure, that U.S. accounting be more reliable and transparent than international standards. Due to financial market turmoil we no longer believe the Fed will raise interest rates until well into next year. We think stock values have declined to more reasonable levels and a number of recent economic statistics suggest that the economic recovery needed to produce better earnings is progressing. We expect to see investors shift back to equities as evidence of improved earnings comes to fruition.

--------------------------------------------------------------------------------

                                                                             17
                 MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS
August 31, 2002


 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            COMMON STOCK - 97.14%
            AIRLINES - 1.44%
   37,800 + Continental Airlines, Inc., Class B.. $     384,426
   83,800 + Expressjet Holdings, Inc.............       959,510
                                                  -------------
                                                      1,343,936
                                                  -------------
            AUTOMOTIVE - 0.62%
   16,200   Michelin (CGDE), Class B.............       579,917
                                                  -------------
            BANKS - 5.28%
   37,800   Charter One Financial, Inc...........     1,273,860
   80,500   Hibernia Corp., Class A..............     1,684,060
   43,600   UnionBanCal Corp.....................     1,962,000
                                                  -------------
                                                      4,919,920
                                                  -------------
            BEVERAGES - 1.70%
   55,900 + Constellation Brands, Inc., Class A..     1,588,119
                                                  -------------
            BROADCASTING - 0.33%
  176,200 + UnitedGlobalCom, Inc., Class A.......       306,588
                                                  -------------
            BUILDING MATERIALS - 0.55%
   15,000   Lafarge North America, Inc...........       510,150
                                                  -------------
            CHEMICAL - 2.91%
   26,300   Albemarle Corp.......................       810,829
   60,200   Engelhard Corp.......................     1,574,832
   17,800   Monsanto Co..........................       326,986
                                                  -------------
                                                      2,712,647
                                                  -------------
            COMMERCIAL SERVICES - 3.96%
  112,300 + KPMG Consulting, Inc.................     1,139,845
   26,900 + Rent-A-Center, Inc...................     1,469,816
   70,300 + United Rentals, Inc..................     1,086,135
                                                  -------------
                                                      3,695,796
                                                  -------------
            CONGLOMERATES - 1.51%
   16,100   ITT Industries, Inc..................     1,094,478
    8,100   Textron, Inc.........................       314,685
                                                  -------------
                                                      1,409,163
                                                  -------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 9.75%
   35,000   Ametek, Inc..........................     1,204,000
   94,300 + Arrow Electronics, Inc...............     1,536,147
  116,400 + Flextronics International, Ltd.......     1,102,308
   57,500   Harman International Industries, Inc.     2,957,225

 NUMBER                                     MARKET
OF SHARES                                   VALUE
------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - Continued
  193,300 + Solectron Corp.............. $     719,076
  109,900 + Vishay Intertechnology, Inc.     1,573,768
                                         -------------
                                             9,092,524
                                         -------------
            FERTILIZERS - 0.78%
   55,300   IMC Global, Inc.............       732,172
                                         -------------
            FINANCIAL SERVICES - 1.66%
   37,100 + CIT Group, Inc..............       806,925
   15,400   Legg Mason, Inc.............       743,358
                                         -------------
                                             1,550,283
                                         -------------
            FOODS - 6.24%
   80,900   Bunge, Ltd..................     1,731,260
  69,400 +  Dean Foods Co...............     2,626,790
   65,400   Sensient Technologies Corp..     1,462,998
                                         -------------
                                             5,821,048
                                         -------------
            FREIGHT - 2.10%
   27,700   CNF Transportation, Inc.....       850,390
   62,000   Werner Enterprises, Inc.....     1,108,560
                                         -------------
                                             1,958,950
                                         -------------
            HARDWARE & TOOLS - 1.56%
   32,400   Black & Decker Corp.........     1,453,788
                                         -------------
            HEALTHCARE - 2.49%
   37,500 + Health Net, Inc.............       873,000
   35,800 + Oxford Health Plans, Inc....     1,451,690
                                         -------------
                                             2,324,690
                                         -------------
            HOME BUILDERS - 0.85%
    7,300 + Beazer Homes USA, Inc.......       468,514
   13,000 + Toll Brothers, Inc..........       325,000
                                         -------------
                                               793,514
                                         -------------
            HOSPITAL SUPPLIES - 2.67%
   18,800   CR Bard, Inc................     1,029,112
   36,750   Dentsply International, Inc.     1,457,873
                                         -------------
                                             2,486,985
                                         -------------
            INFORMATION PROCESSING -
            SOFTWARE - 1.46%
   97,100 + Sybase, Inc.................     1,360,371
                                         -------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            INSURANCE - 9.19%
   30,500   Ace, Ltd.......................... $     970,205
   42,900   Ambac Financial Group, Inc........     2,467,179
   55,100 + Converium Holding AG..............     1,286,034
   84,300   Reinsurance Group of America, Inc.     2,406,765
   24,300   RenaissanceRe Holdings, Ltd.......       848,070
   19,300   St. Paul Cos., Inc................       587,106
                                               -------------
                                                   8,565,359
                                               -------------
            LEISURE AND TOURISM - 3.48%
   37,700 + Argosy Gaming Co..................     1,055,600
   69,600 + Bally Total Fitness Holding Corp..       816,408
   71,600   Callaway Golf Co..................     1,061,828
   62,000 + Six Flags, Inc....................       314,340
                                               -------------
                                                   3,248,176
                                               -------------
            MACHINERY - 3.12%
   66,400 + Flowserve Corp....................     1,217,112
   61,700   Granite Construction, Inc.........     1,129,110
   30,400   Rockwell Automation, Inc..........       559,968
                                               -------------
                                                   2,906,190
                                               -------------
            MEDICAL TECHNOLOGY - 1.36%
   33,100   Cambrex Corp......................     1,268,061
                                               -------------
            METALS - 0.86%
   63,400   Grupo Imsa SA De CV...............       805,814
                                               -------------
            OIL AND GAS - 9.01%
   19,200   Devon Energy Corp.................       902,400
   26,500   IHC Caland NV.....................     1,331,981
   36,700 + Noble Corp........................     1,140,269
   97,800   Ocean Energy, Inc.................     2,049,888
   51,200   Petro-Canada......................     1,518,080
   13,500   Valero Energy Corp................       438,345
   50,300   XTO Energy, Inc...................     1,018,575
                                               -------------
                                                   8,399,538
                                               -------------
            PAPER/FOREST PRODUCTS - 3.48%
  136,300   Abitibi Consolidated, Inc.........     1,011,346
   64,200 + Packaging Corp. of America........     1,208,886
   56,600 + Pactiv Corp.......................     1,027,856
                                               -------------
                                                   3,248,088
                                               -------------
            POLLUTION CONTROL - 2.19%
   99,300 + Republic Services, Inc., Class A..     2,045,580
                                               -------------

--------------------------------------------------------------------------------

18
                                                                August 31, 2002
           MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


  NUMBER                                                 MARKET
 OF SHARES                                               VALUE
-------------------------------------------------------------------
               PUBLISHING - 1.02%
   55,500      Readers Digest Assoc., Inc., Class A.. $     947,940
                                                      -------------
               RAILROADS & EQUIPMENT - 1.57%
   33,600      Canadian National Railway Co..........     1,464,960
                                                      -------------
               REAL ESTATE INVESTMENT TRUSTS - 2.30%
   16,200      Liberty Property Trust................       528,606
   44,200      Reckson Associates Realty Corp........     1,029,860
   18,100      Rouse Co..............................       585,535
                                                      -------------
                                                          2,144,001
                                                      -------------
               RETAIL - 1.68%
   56,800 +    United Stationers, Inc................     1,562,000
                                                      -------------
               SAVINGS & LOAN - 3.07%
   28,800      Astoria Financial Corp................       964,224
   49,700      Webster Financial Corp................     1,895,558
                                                      -------------
                                                          2,859,782
                                                      -------------
               SEMICONDUCTORS - 2.66%
   99,000 +    Axcelis Technologies, Inc.............       669,240
   98,300 +    Cirrus Logic, Inc.....................       388,285
   46,500 +    Fairchild Semiconductor Corp., Class A       561,255
   67,800 +    Teradyne, Inc.........................       857,670
                                                      -------------
                                                          2,476,450
                                                      -------------
               TELECOMMUNICATIONS - 0.01%
  411,700/(1)/ McLeodUSA, Inc.  (escrow shares)......             -
   24,119 +    McLeodUSA, Inc........................         9,406
                                                      -------------
                                                              9,406
                                                      -------------
               UTILITIES - ELECTRIC - 4.28%
   27,600      CMS Energy Corp.......................       291,456
   21,800      FirstEnergy Corp......................       719,400
   13,500      FPL Group, Inc........................       770,580
   37,000      PPL Corp..............................     1,344,950
   18,600      Progress Energy, Inc..................       865,272
                                                      -------------
                                                          3,991,658
                                                      -------------
               TOTAL COMMON STOCK
               (Cost $99,106,161)....................    90,583,564
                                                      -------------

SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                                    MARKET
  VALUE                                                   VALUE
--------------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 3.09%
           REPURCHASE AGREEMENT
$2,879,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.78%, dated
            08/30/2002, to be repurchased
            09/03/2002 in the amount of
            $2,879,569 and collateralized by
            $2,940,000 of Federal National
            Mortgage Association, bearing interest
            at 3.25%, due 01/23/2004 and having
            an approximate value of $2,967,486
            (Cost $2,879,000)......................... $  2,879,000
                                                       ------------
           TOTAL INVESTMENTS
           (Cost $101,985,161) - 100.23%..............   93,462,564
           Other assets and liabilities, net - (0.23)%     (217,770)
                                                       ------------
           NET ASSETS - 100%.......................... $ 93,244,794
                                                       ------------
           + Non-income producing
           /(1)/ Fair valued security - See Note 2.

--------------------------------------------------------------------------------

                                                                             19
                             SMALL CAP VALUE FUND
August 31, 2002



                        Average Annual Total Return/(a)/
                        --------------------------------
                        1 Year  3 Years Since Inception*
                        --------------------------------
                        (8.47%)  6.37%       5.76%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

          Small Cap Value Fund  Russell 2000 Value Index
          --------------------  ------------------------
 9/21/98        $10,000.00            $10,000.00
12/31/98         11,282.42             10,943.23
 8/31/99
12/31/99         10,540.87             10,780.40
 8/31/00
12/29/00         12,875.89             13,241.06
 8/31/01
12/31/01         13,790.60             15,097.96
 8/31/02         12,469.15             13,726.22


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

 1. Trinity Industries, Inc.............. 1.41%
 2. Felcor Lodging Trust, Inc............ 1.31%
 3. Cummins Engine Co., Inc.............. 1.23%
 4. Health Net, Inc...................... 1.20%
 5. Lafarge North America, Inc........... 1.20%
 6. FirstMerit Corp...................... 1.20%
 7. Overseas Shipholding Group, Inc...... 1.18%
 8. Centex Construction Productions, Inc. 1.17%
 9. RehabCare Group, Inc................. 1.13%
10. Dana Corp............................ 1.11%

MANAGEMENT OVERVIEW
A discussion with Banc One Investment Advisors Corporation
(Prior to January 1, 2002, Fidiciary Management Associates, Inc. for actively managed a portion and VALIC for the passively managed portion served as sub-advisers.)

How did the Fund perform relative to its benchmark?
For the year ending August 31, 2002, the Fund returned (8.47%) vs the Russell 2000 Value Index return of (5.60%).

What were the dominant portfolio themes?
The Fund invests in companies with a low price/book, price/earnings, and price/cash flow ratios. The Fund emphasizes companies having a sound financial structure and a sustainable business model. Currently, the weight of the portfolio is tilted toward companies with above-average cyclical exposure.

Which portfolio holdings most enhanced the Fund's performance?
Consumer cyclical names such as ArvinMeritor, Dana, and Brunswick have helped performance, as well as some basic industry holdings such as Centex and Olin.

Were there any disappointments in the Fund?
Some of our cyclical holdings have suffered this year given concerns on the economic recovery. Larger holdings in this category include Cummins, Trinity, and Zale.

What is your outlook for the next fiscal period?
We believe the economy will continue to improve. Consequently, we believe the fund's above-average economic exposure coupled with its attractive valuation characteristics will yield attractive returns as both operating performance and valuations improve for the stocks in our fund.

--------------------------------------------------------------------------------

20
                                                                August 31, 2002
                SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS


NUMBER                                            MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            COMMON STOCK - 94.79%
            AEROSPACE/DEFENSE - 0.52%
   37,710   AAR Corp.......................... $     233,802
                                               -------------
            AIRLINES - 0.81%
   10,950 + Alaska Air Group, Inc.............       267,508
   13,250 + Midwest Express Holdings, Inc.....        97,388
                                               -------------
                                                     364,896
                                               -------------
            APPAREL & PRODUCTS - 4.60%
    3,050 + American Eagle Outfitters, Inc....        44,866
   16,720 + Footstar, Inc.....................       179,740
   14,100   Kellwood Co.......................       351,372
   22,620 + Nautica Enterprises, Inc..........       270,083
   23,210   Russell Corp......................       370,896
   12,950 + Tommy Hilfiger Corp...............       155,400
   25,400 + Unifi, Inc........................       190,500
   16,550   UniFirst Corp.....................       384,456
   12,750 + Vans, Inc.........................        81,090
    2,950   Wolverine World Wide, Inc.........        46,226
                                               -------------
                                                   2,074,629
                                               -------------
            APPLIANCES/FURNISHINGS - 2.14%
    9,100   Bassett Furniture Industries, Inc.       132,041
   21,340   Bush Industries, Inc., Class A....       165,385
   16,340   CompX International, Inc., Class A       174,021
   14,850   HON Industries, Inc...............       407,930
   17,566   Interface, Inc., Class A..........        87,303
                                               -------------
                                                     966,680
                                               -------------
            AUTOMOTIVE - 0.98%
   18,950   ArvinMeritor, Inc.................       443,240
       50 + Hayes Lemmerz International, Inc..            12
                                               -------------
                                                     443,252
                                               -------------
            AUTO - REPLACEMENT PARTS - 0.25%
    5,350   Cooper Tire & Rubber Co...........       111,708
                                               -------------
            BANKS - 10.21%
    7,870   1st Source Corp...................       143,785
   12,772   Associated Banc-Corp..............       444,593
    4,280   Banctrust Financial Group, Inc....        48,150
    3,150   City National Corp................       169,848
    5,430   Colonial BancGroup, Inc...........        73,577
    7,700   Commerce Bancshares, Inc..........       330,715

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            BANKS - Continued
    4,000   Community Bank Systems, Inc.......... $     123,000
    6,450   Compass Bancshares, Inc..............       216,656
   15,950   First American Corp., Class A........       342,446
   10,400   First Commonwealth Financial Corp....       125,008
   21,750   FirstMerit Corp......................       542,227
   11,610   GBC Bancorp..........................       243,810
    5,916   Humboldt Bancorp.....................        76,139
    4,955 + Mercantile Bankcorp..................       105,064
    2,000   Mercantile Bankshares Corp...........        81,340
    5,531   North Valley Bancorp.................        91,262
    2,560   Old National Bancorp.................        66,304
   17,200 + Silicon Valley Bancshares............       389,752
      790   Simmons First National Corp., Class A        29,222
    6,850   Susquehanna Bancshares, Inc..........       159,879
    7,230   UMB Financial Corp...................       289,200
    6,430   Washington Trust Bancorp, Inc........       126,028
    7,050   WesBanco, Inc........................       156,087
    7,050   Whitney Holding Corp.................       233,566
                                                  -------------
                                                      4,607,658
                                                  -------------
            BUILDING MATERIALS - 4.41%
    4,020   Apogee Enterprises, Inc..............        48,200
    9,160   Butler Manufacturing Co..............       224,420
   14,361   Centex Construction Productions, Inc.       528,485
   15,950   Lafarge North America, Inc...........       542,459
      130   LSI Industries, Inc..................         1,269
   10,250   Patrick Industries, Inc..............        82,513
    7,250   Texas Industries, Inc................       203,797
    5,550   Watsco, Inc..........................        87,135
    8,450   York International Corp..............       269,555
                                                  -------------
                                                      1,987,833
                                                  -------------
            CHEMICAL - 2.54%
    6,250 + Applied Extrusion Technologies. Inc..        29,500
   12,200   Ashland Oil, Inc.....................       349,652
    3,800   H.B. Fuller Co.......................       102,410
    5,550   Hawkins, Inc.........................        49,667
   25,450   Olin Corp............................       483,550
    4,660   Stepan Co............................       129,781
                                                  -------------
                                                      1,144,560
                                                  -------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
            COMMERCIAL SERVICES - 0.46%
   10,350 + Cornell Companies, Inc............. $      82,593
    9,150 + Wackenhut Corrections Corp.........       123,525
                                                -------------
                                                      206,118
                                                -------------
            CONGLOMERATES - 1.41%
   35,050   Trinity Industries, Inc............       635,807
                                                -------------
            DRUGS - 0.31%
    8,550 + Perrigo Co.........................        91,417
    9,950 + Theragenics Corp...................        47,262
                                                -------------
                                                      138,679
                                                -------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 3.38%
      189 + Act Manufacturing, Inc.............             4
   21,800 + American Power Conversion Corp.....       272,718
    1,381   Analogic Corp......................        59,383
   12,430 + Coherent, Inc......................       252,205
   12,550   CTS Corp...........................        80,320
   22,810 + Cyberoptics Corp...................       114,050
    2,400   Hawaiian Electric Industries, Inc..       108,144
      100 + Kemet Corp.........................         1,205
    3,300   Park Electrochemical Corp..........        70,620
   11,350 + Paxar Corp.........................       181,032
   19,950   Pioneer-Standard Electronics, Inc..       197,704
    4,300   Watts Industries, Inc., Class A....        75,465
   14,200   X-Rite, Inc........................       112,890
                                                -------------
                                                    1,525,740
                                                -------------
            FINANCIAL SERVICES - 1.68%
    5,300   A. G. Edwards, Inc.................       199,492
    3,500 + Affiliated Managers Group, Inc.....       183,400
    2,650   Countrywide Credit Industries, Inc.       139,098
    7,400   Raymond James Financial, Inc.......       210,090
    1,750   Stifel Financial Corp..............        22,750
                                                -------------
                                                      754,830
                                                -------------
            FREIGHT - 6.22%
    6,300   Airborne Freight Corp..............        81,018
    2,340   Alexander & Baldwin, Inc...........        53,563
   14,500   CNF Transportation, Inc............       445,150
   10,450   GATX Corp..........................       254,248
   12,800 + Offshore Logistics, Inc............       230,528
   30,260   Overseas Shipholding Group, Inc....       530,760
   13,250   Ryder System, Inc..................       346,355

--------------------------------------------------------------------------------

                                                                             21
         SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2002


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
            FREIGHT - Continued
   12,500   Teekay Shipping Corp.................... $     393,750
    8,250   US Freightways Corp.....................       222,750
   11,150 + Yellow Corp.............................       248,534
                                                     -------------
                                                         2,806,656
                                                     -------------
            GAS & PIPELINE UTILITIES - 0.21%
    4,910   Cascade Natural Gas Corp................        96,727
                                                     -------------
            HARDWARE & TOOLS - 0.97%
    1,500   Lincoln Electric Holdings, Inc..........        36,465
   14,200   Snap-on, Inc............................       401,292
                                                     -------------
                                                           437,757
                                                     -------------
            HEALTHCARE - 2.84%
   23,350 + Health Net, Inc.........................       543,588
    9,150 + Humana, Inc.............................       121,695
    4,600 + PacifiCare Health Systems, Inc., Class A       105,754
   21,850 + RehabCare Group, Inc....................       509,105
                                                     -------------
                                                         1,280,142
                                                     -------------
            HEAVY DUTY TRUCKS/PARTS - 1.11%
   29,450   Dana Corp...............................       498,883
                                                     -------------
            HOME BUILDERS - 0.66%
   15,400   Clayton Homes, Inc......................       204,358
   10,900 + National R V Holdings, Inc..............        94,830
                                                     -------------
                                                           299,188
                                                     -------------
            HOSPITAL SUPPLIES - 0.08%
   12,260 + STAAR Surgical Co.......................        36,780
                                                     -------------
            HOUSEHOLD PRODUCTS - 0.93%
   10,850   American Greetings Corp., Class A.......       181,195
   14,750   Oneida, Ltd.............................       237,475
                                                     -------------
                                                           418,670
                                                     -------------
            HUMAN RESOURCES - 0.77%
    5,110 + CDI Corp................................       138,992
    8,800   Kelly Services, Inc., Class A...........       207,592
                                                     -------------
                                                           346,584
                                                     -------------
            INFORMATION PROCESSING -
            HARDWARE - 0.93%
    7,450 + Electronics for Imaging, Inc............       111,974
   12,600 + Interphase Corp.........................        52,542
   34,800 + Optimal Robotics Corp., Class A.........       257,172
                                                     -------------
                                                           421,688
                                                     -------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            INFORMATION PROCESSING -
            SERVICES - 0.44%
   16,700 + Adaptec, Inc...................... $     102,371
   29,950 + Braun Consulting, Inc.............        34,742
      405 + Clarent Corp......................            18
    5,180   MTS Systems Corp..................        59,984
    1,059 + StarMedia Network, Inc............            11
                                               -------------
                                                     197,126
                                               -------------
            INFORMATION PROCESSING -
            SOFTWARE - 1.18%
    6,600 + Agile Software Corp...............        44,484
   32,600 + Ascential Software Corp...........        71,394
   18,600   Autodesk, Inc.....................       247,380
    7,500 + Hyperion Solutions Corp...........       170,250
      439 + USinternetworking, Inc............             -
                                               -------------
                                                     533,508
                                               -------------
            INSURANCE - 4.89%
    7,200   Alfa Corp.........................        88,344
    1,680   American Financial Group, Inc.....        42,034
    2,950   Commerce Group, Inc...............       114,165
    4,380   Fidelity National Financial, Inc..       131,181
   23,100   Horace Mann Educators Corp........       370,293
    8,580   LandAmerica Financial Group, Inc..       310,596
    5,200   Old Republic International Corp...       166,920
    3,450   PMI Group, Inc....................       116,955
   10,318   PXRE Group, Ltd...................       239,893
    7,200   Reinsurance Group of America, Inc.       205,560
    4,840   Selective Insurance Group, Inc....       114,224
   13,100   State Auto Financial Corp.........       199,120
    1,400 + Triad Guaranty, Inc...............        61,110
    7,350 + Universal American Financial Corp.        45,203
                                               -------------
                                                   2,205,598
                                               -------------
            INSURANCE - LIFE - 0.20%
    4,650   FBL Financial Group, Inc., Class A        89,745
                                               -------------
            LEISURE AND TOURISM - 2.30%
    7,250   Arctic Cat, Inc...................       108,388
    7,050   Bob Evans Farms, Inc..............       171,033
   14,350   Brunswick Corp....................       350,857
    3,500   Callaway Golf Co..................        51,905
    3,650 + O'Charley's, Inc..................        73,073
   10,800 + Prime Hospitality Corp............        97,848
   13,500 + Steak n Shake Co..................       183,600
                                               -------------
                                                   1,036,704
                                               -------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
------------------------------------------------------------------
            MACHINERY - 4.63%
   21,800   Applied Industrial Technologies, Inc. $     345,530
   11,000   Briggs & Stratton Corp...............       431,750
   10,650 + Cognex Corp..........................       167,737
   18,600   Cummins Engine Co., Inc..............       554,094
    1,300   Lufkin Industries, Inc...............        36,530
    3,450   NACCO Industries, Inc., Class A......       139,208
    3,410 + SPS Technologies, Inc................        98,549
    3,300   Stewart & Stevenson Services, Inc....        37,950
    5,700   Tecumseh Products Co., Class A.......       277,134
                                                  -------------
                                                      2,088,482
                                                  -------------
            MEDICAL TECHNOLOGY - 1.00%
    4,200 + IDEXX Laboratories, Inc..............       122,178
   30,900 + Maxim Pharmaceuticals, Inc...........        86,211
   10,160   West Pharmaceutical Services, Inc....       243,230
                                                  -------------
                                                        451,619
                                                  -------------
            METALS - 4.53%
   18,500   AMCOL International Corp.............       100,825
   29,170 + Brush Wellman, Inc...................       291,700
   18,150 + Chase Industries, Inc................       218,163
   13,150   Harsco Corp..........................       399,102
   29,550   Intermet Corp........................       283,384
    1,560   Lawson Products, Inc.................        43,337
   12,950 + Maverick Tube Corp...................       146,983
   11,150 + Mueller Industries, Inc..............       298,820
    9,000   Ryerson Tull, Inc....................        66,600
   29,650 + Wolverine Tube, Inc..................       195,987
                                                  -------------
                                                      2,044,901
                                                  -------------
            MOBILE HOMES - 0.33%
    6,350   Coachmen Industries, Inc.............        99,695
    3,560 + Palm Harbor Homes, Inc...............        51,442
                                                  -------------
                                                        151,137
                                                  -------------
            OIL AND GAS - 2.78%
    7,490 + Comstock Resources, Inc..............        51,232
    2,200   Helmerich & Payne, Inc...............        80,212
    2,180   New Jersey Resources Corp............        68,125
    2,200 + Newfield Exploration Co..............        74,580
    5,400   Ocean Energy, Inc....................       113,184
    6,350   ONEOK, Inc...........................       122,809
    6,950 + Parker Drilling Co...................        16,333
   17,790 + Petroleum Development Corp...........        90,551
    8,719 + Premcor, Inc.........................       166,794
   35,200 + Pride International, Inc.............       470,976
                                                  -------------
                                                      1,254,796
                                                  -------------

--------------------------------------------------------------------------------

22
                                                                August 31, 2002
          SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
            PAPER/FOREST PRODUCTS - 1.17%
    5,750   Rock-Tenn Co., Class A............. $      93,725
    7,450   Temple-Inland, Inc.................       381,068
    2,710   Universal Forest Products, Inc.....        54,769
                                                -------------
                                                      529,562
                                                -------------
            PUBLISHING - 0.57%
    3,200   Banta Corp.........................       120,128
   11,400   Bowne & Co., Inc...................       137,940
                                                -------------
                                                      258,068
                                                -------------
            REAL ESTATE INVESTMENT TRUSTS - 5.72%
   10,750   Boykin Lodging Co..................        98,900
    8,900   Brandywine Realty Trust............       201,496
    2,950   Colonial Properties Trust..........       105,049
    1,550   Developers Diversified Realty Corp.        35,805
   39,830   Felcor Lodging Trust, Inc..........       589,484
    4,150   First Industrial Realty Trust, Inc.       137,365
   16,700   Great Lakes REIT, Inc..............       293,586
   11,950   Highwoods Properties, Inc..........       285,605
   11,350   Post Properties, Inc...............       319,389
    3,250   Prentiss Properties Trust..........        95,063
    9,460   Summit Properties, Inc.............       194,876
    8,890   Thornburg Mortgage, Inc............       175,577
    3,200   United Dominion Realty Trust, Inc..        53,152
                                                -------------
                                                    2,585,347
                                                -------------
            RETAIL - 6.51%
   11,850+  Bon-Ton Stores, Inc................        53,918
   26,150+  Borders Group, Inc.................       493,189
   19,198+  Brookstone, Inc....................       212,138
    2,500   Claire's Stores, Inc...............        53,200
    3,400   Dillards, Inc., Class A............        83,504
    5,672+  Dress Barn, Inc....................        69,482
   13,950+  Galyans Trading, Inc...............       148,428
    4,100+  Men's Wearhouse, Inc...............        77,490
    5,891   Myers Industries, Inc..............        92,665
      900   Nordstrom, Inc.....................        17,397
   21,450+  REX Stores Corp....................       220,935
    6,950   Ruddick Corp.......................       116,551
   10,800+  ShopKo Stores, Inc.................       155,088
   12,860+  Stein Mart, Inc....................        91,949
    5,050+  Toys "R" Us, Inc...................        67,317
   17,150+  United Stationers, Inc.............       471,625
    5,700+  Wilsons The Leather Experts, Inc...        45,771
   15,380+  Zale Corp..........................       466,783
                                                -------------
                                                    2,937,430
                                                -------------

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
            SAVINGS & LOAN - 1.49%
   16,350   Sovereign Bancorp, Inc............. $     250,482
   10,470   Washington Federal, Inc............       268,451
    4,050   Webster Financial Corp.............       154,467
                                                -------------
                                                      673,400
                                                -------------
            SEMICONDUCTORS - 3.62%
   10,068 + Actel Corp.........................       142,664
    7,840 + Alliance Semiconductor Corp........        38,416
    6,150   Cohu, Inc..........................        87,022
   14,900 + Credence Systems Corp..............       172,095
   12,100 + Cree Research, Inc.................       166,496
    5,000 + Dupont Photomasks, Inc.............       121,800
   16,400 + Electroglas, Inc...................        50,676
    2,910 + Exar Corp..........................        43,301
      650 + LAM Research Corp..................         7,560
   41,250 + Lattice Semiconductor Corp.........       263,175
   20,710 + Parlex Corp........................       244,171
   15,830 + QuickLogic Corp....................        45,115
   13,450 + Ultratech Stepper, Inc.............       170,949
    6,172 + Veeco Instruments, Inc.............        80,853
                                                -------------
                                                    1,634,293
                                                -------------
            TELECOMMUNICATIONS - 0.86%
    3,050 + Adtran, Inc........................        53,039
   17,350 + Advanced Fibre Communications, Inc.       306,054
    3,850 + Audiovox Corp., Class A............        26,912
       68 + MRV Communications, Inc............            71
                                                -------------
                                                      386,076
                                                -------------
            TEXTILE - PRODUCTS - 0.74%
    1,500   Angelica Corp......................        24,975
    8,800   G & K Services, Inc., Class A......       281,952
    1,950   Wellman, Inc.......................        29,367
                                                -------------
                                                      336,294
                                                -------------
            UTILITIES - ELECTRIC - 2.12%
    2,240   Black Hills Corp...................        61,041
    7,950   MDU Resources Group, Inc...........       191,834
   14,750   PMN Resources, Inc.................       325,680
    1,150   UIL Holdings Corp..................        47,610
   12,950   Wisconsin Energy Corp..............       329,058
                                                -------------
                                                      955,223
                                                -------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
           UTILITIES - GAS, DISTRIBUTION - 1.29%
    41,850 Aquila, Inc.............................. $    164,471
    10,690 Northwest Natural Gas Co.................      299,854
     5,100 Vectren Corp.............................      119,850
                                                     ------------
                                                          584,175
                                                     ------------
           TOTAL COMMON STOCK
           (Cost $49,019,288).......................   42,772,751
                                                     ------------

           EXCHANGE-TRADED FUNDS - 1.03%
     4,000 iShares Russell 2000 Value Index Fund
             (Cost $512,401)........................ $    466,400
                                                     ------------
   PAR
  VALUE
----------
           SHORT-TERM INVESTMENTS - 3.22%
           REPURCHASE AGREEMENT
$1,452,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.78%, dated
            08/30/2002, to be repurchased
            09/03/2002 in the amount of
            $1,452,287 and collateralized by
            $1,490,000 of Federal Farm Credit
            Bank, bearing interest at 2.75%, due
            06/13/2003 and having an
            approximate value of $1,498,763
            (Cost $1,452,000).......................    1,452,000
                                                     ------------
           TOTAL INVESTMENTS
           (Cost $50,983,689) - 99.04%..............   44,691,151
           Other assets and liabilities, net - 0.96%      433,243
                                                     ------------
           NET ASSETS - 100%........................ $ 45,124,394
                                                     ------------
           + Non-income producing

--------------------------------------------------------------------------------

                                                                             23
                          SOCIALLY RESPONSIBLE FUND
August 31, 2002



                        Average Annual Total Return/(a)/
                       ----------------------------------
                        1 Year  3 Years  Since Inception*
                       ----------------------------------
                       (18.65%) (10.98%)     (2.59%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

           Socially Responsible  S&P 500 Index
           --------------------  -------------
 9/21/98       $10,000.00         $10,000.00
12/31/98        12,024.70          12,051.89
 8/31/99
12/31/99        14,199.95          14,588.45
 8/30/00
12/29/00        12,889.21          13,260.26
 8/31/01
12/31/01        11,381.06          11,684.33
 8/31/02         9,018.55           9,417.29


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. General Electric Co.................. 3.42%
                 2. Pfizer, Inc.......................... 3.32%
                 3. Microsoft Corp....................... 3.02%
                 4. Coca-Cola Bottling Co................ 2.80%
                 5. Wal-Mart Stores, Inc................. 2.48%
                 6. International Business Machines Corp. 1.92%
                 7. Citigroup, Inc....................... 1.87%
                 8. Procter & Gamble Co.................. 1.64%
                 9. Bank of America Corp................. 1.61%
                10. Johnson & Johnson.................... 1.44%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, VALIC served as adviser to the Fund. Prior to this date, there was no sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund returned (18.65%) for the fiscal year ending August 31, 2002. During this twelve month period the fund benchmark returned (17.99%), generating an underperformance of (0.66%) for the Fund over its benchmark.

What were the dominant portfolio themes?
The dominant theme for the portfolio is social responsibility; holdings are checked for social issues and buy/sell actions are taken accordingly.

Which portfolio holdings most enhanced the Fund's performance?
The Fund is managed using a risk-controlled strategy, accordingly the holdings are diversified throughout the fund. Following this there were no holdings per se that most enhanced the Fund.

Were there any disappointments in the Fund?
Following the Enron debacle, rumors of corporate accounting problems at big firms spread widely. The Fund returns were somewhat hurt by some of the rumors.

What is your outlook for the next fiscal period?
In this economic environment, it is extremely difficult to evaluate how the markets will perform in the near future. One could argue that economic recovery is on its way as shown by the strong consumer spending but at the same time confidence in corporate accounting is quite low and the equity markets do not seem to be able to absorb any economic news. The coming earnings season will hopefully bring positive earnings reports that should pull the market out of its decline.


--------------------------------------------------------------------------------

24
                                                                August 31, 2002
             SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS


 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
            COMMON STOCK - 91.89%
            ADVERTISING - 0.24%
      400   Omnicom Group, Inc................ $      24,200
                                               -------------
            AIRLINES - 0.33%
    2,250   Southwest Airlines Co.............        31,972
      350 + UAL Corp..........................         1,005
                                               -------------
                                                      32,977
                                               -------------
            AUTOMOTIVE - 0.40%
      400   Borg-Warner, Inc..................        24,096
      150 + SPX Corp..........................        16,290
                                               -------------
                                                      40,386
                                               -------------
            BANKS - 5.60%
    2,300   Bank of America Corp..............       161,184
    1,150   Bank of New York Co., Inc.........        40,422
    1,700   Bank One Corp.....................        69,615
    1,350   FleetBoston Financial Corp........        32,575
    1,050   Mellon Financial Corp.............        29,033
      400   PNC Financial Services Group......        18,436
    1,100   SunTrust Banks, Inc...............        74,261
      550   Trustmark Corp....................        13,657
    1,100   Union Planters Corp...............        34,166
    1,300   Wells Fargo & Co..................        67,847
      450   Westamerica Bancorp...............        18,774
                                               -------------
                                                     559,970
                                               -------------
            BEVERAGES - 4.20%
    5,500   Coca-Cola Bottling Co.............       280,500
       50   Pepsi Bottling Group, Inc.........         1,460
    3,500   PepsiCo, Inc......................       138,425
                                               -------------
                                                     420,385
                                               -------------
            BROADCASTING - 0.54%
      600 + Clear Channel Communications, Inc.        20,508
    1,400 + Comcast Corp., Class A............        33,362
                                               -------------
                                                      53,870
                                               -------------
            BUILDING MATERIALS - 0.83%
      250 + American Standard Companies, Inc..        17,908
      400   Lafarge North America, Inc........        13,604
    1,250   Lowe's Cos., Inc..................        51,725
                                               -------------
                                                      83,237
                                               -------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
            CHEMICAL - 2.13%
    2,500   Ashland Oil, Inc.................... $      71,650
      700   PPG Industries, Inc.................        39,389
    1,050   Praxair, Inc........................        58,831
      800   Sigma-Aldrich Corp..................        40,800
    1,350 + W.R.Grace & Co......................         2,903
                                                 -------------
                                                       213,573
                                                 -------------
            COMMERCIAL SERVICES - 0.50%
    2,250 + Cendant Corp........................        32,197
      700 + Quanta Services, Inc................         1,855
      250   United Parcel Service, Inc., Class B        15,978
                                                 -------------
                                                        50,030
                                                 -------------
            CONGLOMERATES - 3.42%
   11,350   General Electric Co.................       342,202
                                                 -------------
            DRUGS - 8.56%
    1,730   Abbott Laboratories, Inc............        69,252
      550   Allergan, Inc.......................        32,296
      150 + Amgen, Inc..........................         6,754
      450 + Barr Laboratories, Inc..............        31,819
    3,300   Bristol Myers Squibb Co.............        82,335
      500   Cardinal Health, Inc................        32,420
    1,200   Eli Lilly & Co......................        69,660
    1,057 + IVAX Corp...........................        14,481
      250 + King Pharmaceuticals, Inc...........         5,328
    2,650   Merck & Co., Inc....................       133,878
   10,050   Pfizer, Inc.........................       332,454
    2,000   Schering-Plough Corp................        46,160
                                                 -------------
                                                       856,837
                                                 -------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 2.32%
      250 + Amphenol Corp., Class A.............         9,705
      800 + Arrow Electronics, Inc..............        13,032
      350   AVX Corp............................         4,298
    1,000   Emerson Electric Co.................        48,780
      800   Johnson Controls, Inc...............        69,032
    1,050 + Kemet Corp..........................        12,653
      650 + NVIDIA Corp.........................         6,569
    1,150   OGE Energy Corp.....................        22,080
      300   Parker-Hannifin Corp................        12,168
    1,050 + Paxar Corp..........................        16,747
      400 + Sanmina-SCI Corp....................         1,416

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - Continued
      800 + Solectron Corp.................. $       2,976
      250 + Thermo Electron Corp............         4,445
      600 + Vishay Intertechnology, Inc.....         8,592
                                             -------------
                                                   232,493
                                             -------------
            FINANCE COMPANIES - 0.49%
      550 + AmeriCredit Corp................         7,898
    2,025   MBNA Corp.......................        40,905
                                             -------------
                                                    48,803
                                             -------------
            FINANCIAL SERVICES - 5.81%
      300   American Express Co.............        10,818
      750   Bear Stearns Co., Inc...........        47,947
    5,700   Citigroup, Inc..................       186,675
      400   Eaton Vance Corp................        11,524
    1,500   Fannie Mae......................       113,670
    1,200   Freddie Mac.....................        76,920
      950   Household International, Inc....        34,304
    2,250   J.P. Morgan Chase & Co..........        59,400
      350   Lehman Brothers Holdings, Inc...        19,954
      850   Paychex, Inc....................        19,890
                                             -------------
                                                   581,102
                                             -------------
            FOODS - 1.78%
    2,050   ConAgra, Inc....................        53,894
      800 + Dean Foods Co...................        30,280
      785   General Mills, Inc..............        33,041
      250   H J Heinz Co....................         9,443
      150   Hershey Foods Corp..............        11,362
    2,200   Sara Lee Corp...................        40,568
                                             -------------
                                                   178,588
                                             -------------
            FREIGHT - 0.14%
    1,060   Airborne Freight Corp...........        13,632
                                             -------------
            GAS & PIPELINE UTILITIES - 0.26%
    1,050   Questar Corp....................        26,187
                                             -------------
            HEALTHCARE - 2.79%
      122 + Advanced Medical Optics, Inc....         1,081
    1,050   HCA, Inc........................        48,877
    1,350   IMS Health, Inc.................        23,490
    2,650   Johnson & Johnson...............       143,921
      700   McKesson Corp...................        23,478
      950 + Oxford Health Plans, Inc........        38,523
                                             -------------
                                                   279,370
                                             -------------

--------------------------------------------------------------------------------

                                                                             25
August 31, 2002
        SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            HOME BUILDERS - 0.46%
      550   Lennar Corp.......................... $      29,040
      350   Pulte Homes, Inc.....................        16,709
                                                  -------------
                                                         45,749
                                                  -------------
            HOSPITAL MANAGEMENT - 0.62%
      400 + Orthodontic Centers of America, Inc..         5,804
    1,200 + Tenet Healthcare Corp................        56,604
                                                  -------------
                                                         62,408
                                                  -------------
            HOSPITAL SUPPLIES - 0.52%
    1,400 + St. Jude Medical, Inc................        52,094
                                                  -------------
            HOUSEHOLD PRODUCTS - 3.83%
      700   Avon Products, Inc...................        34,118
    1,350   Colgate-Palmolive Co.................        73,643
    2,050 + Corning, Inc.........................         4,100
    1,800   Kimberly-Clark Corp..................       107,712
    1,850   Procter & Gamble Co..................       164,002
                                                  -------------
                                                        383,575
                                                  -------------
            INFORMATION PROCESSING -
            HARDWARE - 3.12%
    1,050 + Dell Computer Corp...................        27,940
    4,125   Hewlett-Packard Co...................        55,399
    2,550   International Business Machines Corp.       192,219
      300 + Lexmark International Group, Inc.,
             Class A.............................        14,160
    2,650 + Palm, Inc............................         2,014
    5,500 + Sun Microsystems, Inc................        20,295
                                                  -------------
                                                        312,027
                                                  -------------
            INFORMATION PROCESSING -
            SERVICES - 0.93%
      650 + Ariba, Inc...........................         1,430
    1,050 + Cadence Design Systems, Inc..........        14,144
      200 + Ceridian Corp........................         3,214
    1,200 + Earthlink, Inc.......................         7,320
      950   Electronic Data Systems Corp.........        38,247
    3,200 + EMC Corp.............................        21,632
      200   Total Systems Services, Inc..........         3,400
      550 + VeriSign, Inc........................         3,949
                                                  -------------
                                                         93,336
                                                  -------------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - 5.78%
      250   Adobe Systems, Inc..................... $       5,025
      250 + Advent Software, Inc...................         4,295
    1,000   Automatic Data Processing, Inc.........        37,770
    1,600   Computer Associates International, Inc.        17,920
    2,700   First Data Corp........................        93,825
      400 + Intuit, Inc............................        17,852
    6,150 + Microsoft Corp.........................       301,842
      800 + Openwave Systems, Inc..................           800
    6,250 + Oracle Corp............................        59,937
      950 + Sybase, Inc............................        13,310
      900 + Symantec Corp..........................        25,740
                                                    -------------
                                                          578,316
                                                    -------------
            INSURANCE - 5.09%
      800   AFLAC, Inc.............................        24,488
    1,350   Allstate Corp..........................        50,247
    1,200   American International Group, Inc. #...        75,360
      550   Chubb Corp.............................        34,040
    1,350   CIGNA Corp.............................       114,912
      400   Hartford Financial Services Group, Inc.        20,008
    2,250   John Hancock Financial Services, Inc...        68,287
      900   Lincoln National Corp..................        33,345
      700   PMI Group, Inc.........................        23,730
      550   St. Paul Cos., Inc.....................        16,731
      800   Torchmark Corp.........................        29,880
      800   UnumProvident Corp.....................        18,528
                                                    -------------
                                                          509,556
                                                    -------------
            LEISURE AND TOURISM - 2.10%
    1,600   Carnival Corp., Class A................        39,152
      550 + Cox Communications, Inc., Class A......        14,218
      800   Harley-Davidson, Inc...................        39,384
    2,500   Mattel, Inc............................        48,575
      650 + Metro-Goldwyn-Mayer, Inc...............         7,638
      350 + Starbucks Corp.........................         7,035
      950   Wendy's International, Inc.............        33,924
      650 + Yum! Brands, Inc.......................        19,714
                                                    -------------
                                                          209,640
                                                    -------------
            MACHINERY - 0.85%
      800   Cummins Engine Co., Inc................        23,832
      800   Dover Corp.............................        22,984

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            MACHINERY - Continued
      150   Ingersoll Rand Company, Ltd., Class A $       5,633
    1,750   Rockwell Automation, Inc.............        32,235
                                                  -------------
                                                         84,684
                                                  -------------
            MEDICAL TECHNOLOGY - 0.79%
    1,050 + Biogen, Inc..........................        35,175
      670 + Genentech, Inc.......................        21,969
      700 + Genzyme Corp.........................        14,476
      200 + Zimmer Holdings, Inc.................         7,380
                                                  -------------
                                                         79,000
                                                  -------------
            MULTIMEDIA - 3.05%
    6,200 + AOL Time Warner, Inc.................        78,430
      150 + Cablevision Systems Corp., Class A...         1,430
    1,350   Gannett Co., Inc.....................       102,546
      550   McGraw-Hill Cos., Inc................        34,875
    1,250 + Viacom, Inc., Class B................        50,875
    2,350   Walt Disney Co.......................        36,848
                                                  -------------
                                                        305,004
                                                  -------------
            OIL AND GAS - 4.09%
  2,650//   Baker Hughes, Inc....................        72,875
    2,150 + BJ Services Co.......................        65,575
      350 + Cooper Cameron Corp..................        15,694
    2,250   Halliburton Co.......................        34,200
    1,350   Helmerich & Payne, Inc...............        49,221
      400   ONEOK, Inc...........................         7,736
      300   Peoples Energy Corp..................        10,026
      400   Rowan Cos., Inc......................         8,232
    1,300   Schlumberger, Ltd....................        56,173
    2,700   Tidewater, Inc.......................        76,950
      400   Valero Energy Corp...................        12,988
                                                  -------------
                                                        409,670
                                                  -------------
            PAPER/FOREST PRODUCTS - 0.39%
      800   Rayonier, Inc........................        38,960
                                                  -------------
            POLLUTION CONTROL - 0.14%
    1,600 + Allied Waste Industries, Inc.........        13,936
                                                  -------------
            RAILROADS & EQUIPMENT - 0.96%
    1,350   Burlington Northern Santa Fe Corp....        38,826
      950   Union Pacific Corp...................        57,523
                                                  -------------
                                                         96,349
                                                  -------------

--------------------------------------------------------------------------------

26
                                                                August 31, 2002
        SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS - CONTINUED


 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS - 0.27%
    2,650 + Host Marriott Corp.................... $     26,871
                                                   ------------
            RETAIL - 7.31%
      400 + Best Buy Co., Inc.....................        8,480
      800 + BJ's Wholesale Club, Inc..............       19,640
      750   CVS Corp..............................       22,043
      550 + Express Scripts, Inc., Class A........       26,400
    3,000   Home Depot, Inc.......................       98,790
    2,400   May Department Stores Co..............       70,392
    1,600 + Safeway, Inc..........................       41,312
    1,050   Sears, Roebuck and Co.................       47,785
    1,850   Sysco Corp............................       52,466
    1,450   Target Corp...........................       49,590
      300   TJX Cos., Inc.........................        5,934
    4,650   Wal-Mart Stores, Inc..................      248,682
    1,150   Walgreen Co...........................       39,962
                                                   ------------
                                                        731,476
                                                   ------------
            SAVINGS & LOAN - 1.49%
      450   Golden State Bancorp, Inc.............       15,525
      650   GreenPoint Financial Corp.............       33,150
    2,650   Washington Mutual, Inc................      100,196
                                                   ------------
                                                        148,871
                                                   ------------
            SEMICONDUCTORS - 2.26%
    1,350 + Advanced Micro Devices, Inc...........       11,947
      250 + Analog Devices, Inc...................        6,025
       50 + Cirrus Logic, Inc.....................          198
      600 + Fairchild Semiconductor Corp., Class A        7,242
    7,400   Intel Corp............................      123,358
      400 + KLA Tencor Corp.......................       13,148
    1,600 + LSI Logic Corp........................       11,728
      650 + Micron Technology, Inc................       11,212
    2,000   Texas Instruments, Inc................       39,400
    1,200 + Transmeta Corp........................        1,452
                                                   ------------
                                                        225,710
                                                   ------------
            TELECOMMUNICATIONS - 4.43%
      500   Alltel Corp...........................       21,030
    3,200   AT&T Corp.............................       39,104
    1,200 + AT&T Wireless Services, Inc...........        5,928
    3,600   BellSouth Corp........................       83,952
    7,150 + Cisco Systems, Inc....................       98,813

SEE NOTES TO FINANCIAL STATEMENTS.

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
      200 + Juniper Networks, Inc................ $       1,454
    5,050 + Lucent Technologies, Inc.............         8,737
    3,650   Motorola, Inc........................        43,800
      500 + Nextel Communications, Inc. Class A..         3,805
    1,250 + QUALCOMM, Inc........................        34,637
      550   Scientific-Atlanta, Inc..............         8,107
      750 + Sprint Corp..........................         2,970
      450 + Tellabs, Inc.........................         2,516
    2,850   Verizon Communications, Inc..........        88,350
        1   Worldcom, Inc. - MCI Group...........             -
                                                  -------------
                                                        443,203
                                                  -------------
            UTILITIES - COMMUNICATION - 1.25%
    5,050   SBC Communications, Inc..............       124,937
                                                  -------------
            UTILITIES - ELECTRIC - 1.04%
      700 + Calpine Corp.........................         3,416
    1,050   DQE, Inc.............................        15,761
    2,100 + Mirant Corp..........................         7,938
    3,200   Puget Energy, Inc....................        69,440
    1,600 + Reliant Resources, Inc...............         8,000
                                                  -------------
                                                        104,555
                                                  -------------
            UTILITIES - GAS, DISTRIBUTION - 0.18%
      800   AGL Resources, Inc...................        18,384
                                                  -------------
            UTILITIES - GAS, PIPELINE - 0.60%
    2,950   National Fuel Gas Co.................        59,826
                                                  -------------
            TOTAL COMMON STOCK
            (Cost $11,895,114)...................     9,195,979
                                                  -------------

   PAR                                              MARKET
  VALUE                                             VALUE
--------------------------------------------------------------
          SHORT-TERM INVESTMENTS - 7.79%
          GOVERNMENT OBLIGATIONS - 0.75%
$ 75,000  United States Treasury Bills:
            1.64% due 9/19/02 @................. $      74,939
                                                 -------------
          REPURCHASE AGREEMENT - 7.04%
 705,000  Agreement with State Street Bank &
           Trust Co., bearing interest at 1.78%,
           dated 08/30/2002, to be
           repurchased 09/03/2002 in the
           amount of $705,139 and
           collateralized by $725,000 of Federal
           Home Loan Bank, bearing interest at
           3.10%, due 12/05/2003 and having
           an approximate value of $730,362.....       705,000
                                                 -------------
          TOTAL SHORT-TERM INVESTMENTS
          (Cost $779,939).......................       779,939
                                                 -------------
          TOTAL INVESTMENTS
          (Cost $12,675,053) - 99.68%...........     9,975,918
          Other assets and liabilities,
           net - 0.32%..........................        31,789
                                                 -------------
          NET ASSETS - 100%..................... $  10,007,707
                                                 -------------
          + Non-income producing
          # Security represents an investment
            in an affiliated company
          @ The security or a portion thereof
           represents collateral for open future
           contracts.

                                                  UNREALIZED
CONTRACTS                                        DEPRECIATION
--------------------------------------------------------------
          FUTURES CONTRACTS PURCHASED(1)
          (Delivery month/Value at 08/31/2002)
  17(1)     S&P 500 Futures
            (September 2002/$916)............... $    (77,719)
                                                 -------------
/(1)/ Per 50.

--------------------------------------------------------------------------------

                                                                             27
                             HIGH YIELD BOND FUND
August 31, 2002



                        Average Annual Total Return/(a)/
                        --------------------------------
                        1 Year  3 Years Since Inception*
                        --------------------------------
                        (7.96%) (1.54%)     (0.15%)

* September 21, 1998
(a) Average annual total returns are net of expenses.



                                    [CHART]

Growth of $10,000 Investment

                                      Salomon Smith Barney
           High Yield Bond Fund     High-Yield Market Index
           --------------------     -----------------------
 9/21/98       $10,000.00                $10,000.00
12/31/98        10,553.79                 10,432.51
 8/31/99
12/31/99        10,864.20                 10,613.56
 8/31/00
12/29/00        10,213.04                 10,010.79
 8/31/01
12/31/01        10,826.60                 10,555.77
 8/31/02        10,060.18                  9,766.10


                                Top 10 Holdings
--------------------------------------------------------------------------------

                   1.   Speedway Motorsports, Inc.
                          8.50% due 08/15/07............ 2.72%
                   2.   Allied Waste North America, Inc.
                          10.00% due 08/01/09........... 1.35%
                   3.   Nextel Communications, Inc.
                          9.38% due 11/15/09............ 1.20%
                   4.   Crown Cork & Seal, Inc.
                          8.38% due 01/15/05............ 1.14%
                   5.   Csc Holdings, Inc.
                          7.88% due 12/15/07............ 1.13%
                   6.   Leviathan Gas Pipeline
                          10.38% due 06/01/09........... 1.07%
                   7.   TELUS Corp.
                          7.50% due 06/01/07............ 1.05%
                   8.   Agrilink Foods, Inc.
                          11.88% due 11/01/08........... 0.88%
                   9.   Kindercare Learning Center, Inc.
                          9.50% due 02/15/09............ 0.87%
                  10.   Shop At Home, Inc.
                          11.00% due 04/01/05........... 0.86%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as subadviser.)

How did the Fund perform relative to its benchmark?
The Fund's return of (7.96%) outperformed the High Yield index return of (8.51%) by 55 basis points on a gross basis for the year ended August 31, 2002.

What were the dominant portfolio themes?
For the last 12 months, the high yield market, along with the equity markets, have been very weak. We kept the Fund positioned more conservatively and with a higher cash balance. We also added significant outperformance by being underweighted in the Wireline-Telcom sector. However, we were also overweighted in the Cable and Wireless sectors which partially offset this outperformance.

Which portfolio holdings most enhanced the Fund's performance?
The holdings in Benedek, ICN, Shop at Home, US Industries, Crown Cork and Northern Natural Gas all enhanced performance.

Were there any disappointments in the Fund?
Yes--in the Cable sector holdings in Frontiervision, Cablevision and Charter plus most every holding in the Wireless sector were disappointments.

What is your outlook for the next fiscal period?
We are pretty cautious on the economic outlook and financial markets for the next 6 months in particular. As a result, we have positioned the Fund more conservatively and in higher rated credits along with a higher than normal cash balance.

--------------------------------------------------------------------------------

28
                                                                August 31, 2002
                HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS


     PAR                                                MARKET
    VALUE                                               VALUE
---------------------------------------------------------------
              CORPORATE BONDS - LONG POSITIONS - 86.11%
              AEROSPACE/DEFENSE - 1.15%
$ 45,000      Decrane Aircraft Holdings:
                12.00% due 9/30/08.................... $ 39,150
 100,000      K & F Industries, Inc.:
                9.25% due 10/15/07....................  102,500
  50,000 *    L-3 Communications Corp.:
                7.63% due 6/15/12.....................   51,750
  25,000 *    Transdigm, Inc.:
                10.38% due 12/1/08....................   25,000
                                                       --------
                                                        218,400
                                                       --------
              AIRLINES - 1.38%
  80,000      American Airlines, Inc.:
                7.80% due 10/1/06.....................   62,629
              Atlas Air, Inc.:
 100,000        9.25% due 4/15/08.....................   38,000
 146,883/(1)/   8.77% due 1/2/11......................   88,130
  45,393      Continental Airlines, Inc.:
                6.95% due 8/2/09......................   41,865
  30,000      Dunlop Standard Aerospace Holdings, PLC:
                11.88% due 5/15/09....................   31,200
                                                       --------
                                                        261,824
                                                       --------
              APPLIANCES/FURNISHINGS - 0.32%
  75,000/(2)/ Sealy Mattress Co.:
                10.88% due 12/15/07...................   60,000
                                                       --------
              AUTOMOTIVE - 2.42%
  75,000      CSK Auto, Inc.:
                12.00% due 6/15/06....................   79,219
 140,000      Diamond Triumph Auto:
                9.25% due 4/1/08......................  128,800
 100,000      Lear Corp.:
                8.11% due 5/15/09.....................  104,943
 100,000      Pep Boys-Manny Moe & Jack:
                6.92% due 7/7/06......................   94,500
  75,000      Prestolite Electric, Inc.:
                9.63% due 2/1/08......................   52,500
                                                       --------
                                                        459,962
                                                       --------
              BEVERAGES - 0.40%
  75,000      Cott Beverages, Inc.:
                8.00% due 12/15/11....................   76,313
                                                       --------

      PAR                                                  MARKET
     VALUE                                                 VALUE
---------------------------------------------------------------------
                 BROADCASTING - 6.22%
$150,000/(3)(2)/ Benedek Communications Corp.:
                   13.25% due 5/15/06.................. $     159,750
 125,000/(2)/    Big City Radio, Inc.:
                   11.25% due 3/15/05..................        71,250
                 CSC Holdings, Inc.:
 125,000           10.50% due 5/15/16..................        95,000
 250,000           7.88% due 12/15/07..................       214,502
 150,000         Echostar DBS Corp.:
                   9.25% due 2/1/06....................       149,250
 325,000/(3)(2)/ Frontiervision Holding LP:
                   11.88% due 9/15/07..................       152,750
  75,000         Lodgenet Entertainment Corp.:
                   10.25% due 12/15/06.................        71,250
  90,000         Northland Cable Television, Inc.:
                   10.25% due 11/15/07.................        58,725
 100,000         Pegasus Satellite Communication, Inc.:
                   12.38% due 8/1/06...................        47,250
                 Young Broadcasting, Inc.:
 150,000           9.00% due 1/15/06...................       138,000
  25,000           8.50% due 12/15/08..................        25,000
                                                        -------------
                                                            1,182,727
                                                        -------------
                 BUILDING MATERIALS - 0.90%
 100,000         Koppers Industries, Inc.:
                   9.88% due 12/1/07...................        97,000
  75,000/(6)/    MMI Products, Inc.:
                   11.25% due 4/15/07..................        73,500
                                                        -------------
                                                              170,500
                                                        -------------
                 CHEMICAL - 1.79%
 150,000         Geo Specialty Chemicals, Inc.:
                   10.13% due 8/1/08...................       109,500
 125,000 *       Huntsman International, LLC:
                   9.88% due 3/1/09....................       128,125
 100,000         Methanex Corp.:
                   8.75% due 8/15/12...................       102,500
                                                        -------------
                                                              340,125
                                                        -------------
                 COMMERCIAL SERVICES - 1.96%
 150,000         Anthony Crane Rental LP:
                   10.38% due 8/1/08...................        15,750
  25,000         Petroleum Helicopters, Inc.:
                   9.38% due 5/1/09....................        25,375
  25,000         Pierce Leahy Command Co.:
                   8.13% due 5/15/08...................        24,250

      PAR                                           MARKET
     VALUE                                          VALUE
--------------------------------------------------------------
                 COMMERCIAL SERVICES - Continued
$110,000         Renters Choice:
                   11.00% due 8/15/08........... $     118,250
  20,000         Stewart Enterprises, Inc.:
                   10.75% due 7/1/08............        21,650
  25,000         United Rentals, Inc.:
                   10.75% due 4/15/08...........        25,875
  25,000         United Rentals, Inc., Series B:
                   9.25% due 1/15/09............        23,500
 125,000/(2)(6)/ Universal Compression, Inc.:
                   9.88% due 2/15/08............       118,906
                                                 -------------
                                                       373,556
                                                 -------------
                 CONGLOMERATES - 1.53%
                 Tyco International Group SA:
  50,000           6.75% due 2/15/11............        41,250
 100,000           6.38% due 2/15/06............        87,500
  75,000           6.25% due 6/15/03............        71,250
  50,000           5.80% due 8/1/06.............        42,000
  25,000         US Industries, Inc.:
                   7.13% due 10/15/03...........        21,312
  50,000         Venture Holdings Trust:
                   11.00% due 6/1/07............        27,625
                                                 -------------
                                                       290,937
                                                 -------------
                 DRUGS - 0.54%
 150,000         Elan Fin Corp, Ltd.:
                   0.01% due 12/14/18...........        52,125
  50,000         PharMerica, Inc.:
                   8.38% due 4/1/08.............        51,125
                                                 -------------
                                                       103,250
                                                 -------------
                 ELECTRONICS/ELECTRICAL EQUIPMENT - 1.29%
 125,000/(3)/    Condor Systems, Inc.:
                   11.88% due 5/1/09............        27,500
  50,000         Moog, Inc.:
                   10.00% due 5/1/06............        50,250
  75,000 *       ON Semiconductor Corp.:
                   12.00% due 5/15/08...........        59,250
 125,000         Xerox Corp.:
                   5.50% due 11/15/03...........       108,750
                                                 -------------
                                                       245,750
                                                 -------------

--------------------------------------------------------------------------------

                                                                             29
         HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2002


      PAR                                                     MARKET
     VALUE                                                    VALUE
------------------------------------------------------------------------
                 FERTILIZERS - 1.13%
$125,000/(6)/    IMC Global, Inc.:
                   11.25% due 6/1/11...................... $     134,263
 100,000         Terra Industries, Inc.:
                   10.50% due 6/15/05.....................        81,000
                                                           -------------
                                                                 215,263
                                                           -------------
                 FINANCE COMPANIES - 1.30%
                 AmeriCredit Corp.:
 100,000           9.88% due 4/15/06......................        85,000
  50,000 *         9.25% due 5/1/09.......................        40,500
  80,952 *       Jet Equipment Trust:
                   8.24% due 11/1/12......................        48,880
 150,000         United States West Capital Funding, Inc.:
                   6.88% due 7/15/28......................        72,750
                                                           -------------
                                                                 247,130
                                                           -------------
                 FINANCIAL SERVICES - 4.98%
 200,000         Athena Neurosciences Finance, LLC:
                   7.25% due 2/21/08......................       100,000
 165,000         Bear Island Paper Co., LLC:
                   10.00% due 12/1/07.....................       138,600
 100,000 */(6)/  Bluewater Finance, Ltd.:
                   10.25% due 2/15/12.....................        95,500
                 Dana Credit Corp.:
  50,000 *         8.38% due 8/15/07......................        47,500
  30,000 *         7.25% due 12/16/02.....................        29,400
  73,000         Esi Tractebel Acquisition Corp.:
                   7.99% due 12/30/11.....................        62,881
  75,000         Finova Group, Inc.:
                   7.50% due 11/15/09.....................        22,500
  25,000 *       H&E Equipment LLC/H&E Finance Corp.:
                   11.13% due 6/15/12.....................        21,750
  75,000         LaBranche & Co., Inc.:
                   12.00% due 3/2/07......................        81,000
 105,000         Nexstar Finance LLC, Inc.:
                   12.00% due 4/1/08......................       109,725
  50,000 *       PCA LLC/PCA Finance Corp.:
                   11.88% due 8/1/09......................        50,000
  25,000         Qwest Capital Funding, Inc.:
                   7.25% due 2/15/11......................        14,125
  75,000         Terra Capital, Inc.:
                   12.88% due 10/15/08....................        74,250
 100,000/(2)(6)/ Transwestern Holdings, LP:
                   11.88% due 11/15/08....................       100,000
                                                           -------------
                                                                 947,231
                                                           -------------

     PAR                                            MARKET
    VALUE                                           VALUE
--------------------------------------------------------------
              FOODS - 1.77%
$160,000      Agrilink Foods, Inc.:
                11.88% due 11/1/08.............. $     166,800
  50,000 *    Roundy's, Inc.:
                8.88% due 6/15/12...............        50,500
 125,000/(6)/ Smithfield Foods, Inc.:
                8.00% due 10/15/09..............       119,375
                                                 -------------
                                                       336,675
                                                 -------------
              HEALTHCARE - 1.62%
              HealthSouth Corp.:
 100,000        10.75% due 10/1/08..............        88,500
 100,000        8.38% due 10/1/11...............        84,000
  25,000 *      7.63% due 6/1/12................        20,026
  20,000      Insight Health Services Corp.:
                9.88% due 11/1/11...............        19,550
  25,000 *    Rotech Healthcare, Inc.:
                9.50% due 4/1/12................        20,875
  65,000      Unilab Finance Corp.:
                12.75% due 10/1/09..............        74,750
                                                 -------------
                                                       307,701
                                                 -------------
              HOME BUILDERS - 1.66%
              Beazer Homes USA, Inc.:
  42,000        8.88% due 4/1/08................        42,525
  25,000 *      8.38% due 4/15/12...............        25,125
              Lennar Corp.:
  25,000        9.95% due 5/1/10................        26,625
  50,000        7.63% due 3/1/09................        50,000
 100,000      MDC Holdings, Inc.:
                8.38% due 2/1/08................       100,000
 150,000      Oakwood Homes Corp.:
                7.88% due 3/1/04................        71,812
                                                 -------------
                                                       316,087
                                                 -------------
              HOSPITAL MANAGEMENT - 0.70%
 130,000      Iasis Healthcare Corp.:
                13.00% due 10/15/09.............       132,600
                                                 -------------
              HOSPITAL SUPPLIES - 1.69%
 100,000      AmerisourceBergen Corp.:
                8.13% due 9/1/08................       103,500
 125,000      Physician Sales & Service, Inc.:
                8.50% due 10/1/07...............       123,125
 100,000      Universal Hospital Services, Inc.:
                10.25% due 3/1/08...............        95,125
                                                 -------------
                                                       321,750
                                                 -------------

    PAR                                           MARKET
   VALUE                                          VALUE
------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 0.18%
$50,000      Royster-Clark, Inc.:
               10.25% due 4/1/09.............. $      34,875
                                               -------------
             INFORMATION PROCESSING -
             HARDWARE - 0.26%
 50,000      Seagate Tech:
               8.00% due 5/15/09..............        49,500
                                               -------------
             INSURANCE - 0.68%
             Fairfax Financial Holdings, Ltd.:
 75,000        7.38% due 3/15/06..............        52,500
 65,000        6.88% due 4/15/08..............        40,300
 50,000      Freemont General Corp.:
               7.88% due 3/17/09..............        36,500
                                               -------------
                                                     129,300
                                               -------------
             LEISURE AND TOURISM - 14.85%
             AMC Entertainment, Inc.:
 75,000        9.88% due 2/1/12...............        69,000
 50,000        9.50% due 2/1/11...............        46,250
100,000      Aztar Corp.:
               8.88% due 5/15/07..............       100,500
100,000      Boyd Gaming Corp.:
               8.75% due 4/15/12..............       103,500
             Charter Communications Holdings:
125,000        10.75% due 10/1/09.............        87,500
150,000/(2)/   9.92% due 4/1/11...............        72,000
100,000      Cinemark Usa, Inc.:
               9.63% due 8/1/08...............        95,000
150,000      Circus Circus Enterprises, Inc.:
               6.45% due 2/1/06...............       144,694
140,000      Cumulus Media, Inc.:
               10.38% due 7/1/08..............       146,300
 20,000/(4)/ Hollywood Casino:
               13.00% due 8/1/06..............        21,650
 50,000      Hollywood Park, Inc.:
               9.50% due 8/1/07...............        45,500
100,000      Horseshoe Gaming, LLC:
               8.63% due 5/15/09..............       103,750
 50,000      International Game Technology:
               8.38% due 5/15/09..............        53,500
 25,000      John Q Hammons Hotels LP:
               8.88% due 5/15/12..............        24,250
 75,000      La Quinta Inns, Inc.:
               7.40% due 9/15/05..............        73,125
 75,000      MGM Grand, Inc.:
               9.75% due 6/1/07...............        80,625

--------------------------------------------------------------------------------

30
                                                                August 31, 2002
         HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


     PAR                                             MARKET
    VALUE                                            VALUE
---------------------------------------------------------------
              LEISURE AND TOURISM - Continued
$150,000      MGM Mirage, Inc.:
                8.50% due 9/15/10................ $     158,452
  50,000      Mohegan Tribal Gaming Authority:
                8.00% due 4/1/12.................        50,875
 150,000      Park Place Entertainment Corp.:
                8.88% due 9/15/08................       156,750
   5,000      Perkins Family Restaurants, LP:
                10.13% due 12/15/07..............         4,825
  50,000      Prime Hospitality Corp.:
                8.38% due 5/1/12.................        47,750
  75,000 *    Riviera Holdings Corp.:
                11.00% due 6/15/10...............        69,844
  50,000      Six Flags, Inc.:
                8.88% due 2/1/10.................        43,375
 500,000      Speedway Motorsports, Inc.:
                8.50% due 8/15/07................       517,500
 125,000 *    Starwood Hotels & Resorts Worldwide, Inc.:
                7.88% due 5/1/12.................       122,188
  50,000      Station Casinos, Inc.:
                9.88% due 7/1/10.................        53,500
  75,000      Steinway Musical Instruments, Inc.:
                8.75% due 4/15/11................        75,375
 100,000/(6)/ Tricon Global Restaurants, Inc.:
                8.88% due 4/15/11................       107,500
 100,000/(6)/ Vail Resorts, Inc.:
                8.75% due 5/15/09................       101,500
  48,000 *    Waterford Gaming, LLC:
                9.50% due 3/15/10................        49,200
                                                  -------------
                                                      2,825,778
                                                  -------------
              MACHINERY - 1.69%
  50,000      General Binding Corp.:
                9.38% due 6/1/08.................        43,625
 230,000      National Equipment Services, Inc.:
                10.00% due 11/30/04..............       155,250
  30,000      Park-Ohio Industries, Inc.:
                9.25% due 12/1/07................        20,850
  15,000      Terex Corp.:
                10.38% due 4/1/11................        15,525
 100,000      UNOVA, Inc.:
                6.88% due 3/15/05................        87,000
                                                  -------------
                                                        322,250
                                                  -------------

     PAR                                       MARKET
    VALUE                                      VALUE
---------------------------------------------------------
              METALS - 1.26%
$100,000      Alaska Steel Corp.:
                7.88% due 2/15/09.......... $     100,000
 125,000/(3)/ National Steel Corp.:
                9.88% due 3/1/09...........        43,906
 100,000      Neenah Corp.:
                11.13% due 5/1/07..........        40,000
  50,000 *    Oregon Steel Mills, Inc.:
                10.00% due 7/15/09.........        51,563
 210,000/(3)/ Renco Metals, Inc.:
                11.50% due 7/1/03..........         4,200
                                            -------------
                                                  239,669
                                            -------------
              MISCELLANEOUS - 0.44%
 100,000      Service Corp. International:
                7.70% due 4/15/09..........        84,000
                                            -------------
              MOBILE HOMES - 0.25%
  50,000      Champion Enterprises, Inc.:
                7.63% due 5/15/09..........        16,000
  50,000 *    Champion Home Builders Co.:
                11.25% due 4/15/07.........        32,500
                                            -------------
                                                   48,500
                                            -------------
              MULTIMEDIA - 1.17%
              Lenfest Communications, Inc.:
  35,000        10.50% due 6/15/06.........        33,758
 100,000        7.63% due 2/15/08..........        95,058
              Time Warner, Inc.:
  50,000        9.13% due 1/15/13..........        48,475
  60,000        6.63% due 5/15/29..........        46,291
                                            -------------
                                                  223,582
                                            -------------
              OIL AND GAS - 3.02%
  25,000      Belco Oil & Gas Corp.:
                8.88% due 9/15/07..........        25,563
  75,000 *    Encore Acquisition Co.:
                8.38% due 6/15/12..........        75,000
              Forest Oil Corp.:
  50,000        8.00% due 12/15/11.........        50,375
  75,000        7.75% due 5/1/14...........        73,312
 110,000      Frontier Oil Corp.:
                11.75% due 11/15/09........       111,375
 125,000      KCS Energy, Inc.:
                8.88% due 1/15/06..........        78,750

   PAR                                              MARKET
  VALUE                                             VALUE
--------------------------------------------------------------
           OIL AND GAS - Continued
$ 50,000 * Northern Natural Gas Co.:
             6.75% due 9/15/08.................. $      47,500
           Tesoro Petroleum Corp.:
  65,000     9.63% due 11/1/08..................        49,400
  50,000     9.00% due 7/1/08...................        37,000
  25,000   Westport Resources Corp.:
             8.25% due 11/1/11..................        25,750
                                                 -------------
                                                       574,025
                                                 -------------
           PAPER/FOREST PRODUCTS - 3.12%
  70,000   Buckeye Cellulose Corp.:
             8.50% due 12/15/05.................        62,300
 315,000   Crown Cork & Seal, Inc.:
             8.38% due 1/15/05..................       217,350
 100,000   Fibermark, Inc.:
             10.75% due 4/15/11.................        98,000
  50,000   Fort James Corp.:
             6.88% due 9/15/07..................        45,440
 100,000   Georgia-Pacific Corp.:
             7.50% due 5/15/06..................        93,300
  35,000   Packaged Ice, Inc.:
             9.75% due 2/1/05...................        29,400
  50,000   Speciality Paperboard, Inc.:
             9.38% due 10/15/06.................        48,000
                                                 -------------
                                                       593,790
                                                 -------------
           POLLUTION CONTROL - 2.25%
           Allied Waste North America, Inc.:
 260,000     10.00% due 8/1/09..................       256,100
  25,000     8.88% due 4/1/08...................        25,375
  50,000     8.50% due 12/1/08..................        49,750
 100,000     7.88% due 1/1/09...................        97,750
                                                 -------------
                                                       428,975
                                                 -------------
           PUBLISHING - 0.38%
  75,000   Garden Street Newspapers, Inc.:
             8.63% due 7/1/11...................        72,000
                                                 -------------
           REAL ESTATE INVESTMENT TRUSTS - 3.02%
  25,000   Felcore Lodging, Ltd.:
             9.50% due 9/15/08..................        25,125
  50,000   Health Care REIT, Inc.:
             7.63% due 3/15/08..................        52,045
  50,000   Health Care REIT, Inc.:
             7.50% due 8/15/07..................        52,078
  50,000   Host Marriot LP:
             8.38% due 2/15/06..................        49,125

--------------------------------------------------------------------------------

                                                                             31
          HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2002


  PAR                                           MARKET
 VALUE                                          VALUE
----------------------------------------------------------
         REAL ESTATE INVESTMENT TRUSTS - Continued
$100,000 National Health Investors:
           7.00% due 2/1/04................. $      87,700
 125,000 National Health Investors, Inc.:
           7.30% due 7/16/07................       108,750
  50,000 RFS Partnership LP:
           9.75% due 3/1/12.................        50,000
 100,000 Senior Housing Properties Trust:
           8.63% due 1/15/12................        98,750
  50,000 Ventas Reality, LP:
           8.75% due 5/1/09.................        50,500
                                             -------------
                                                   574,073
                                             -------------
         RETAIL - 4.45%
  75,000 Big 5 Corp.:
           10.88% due 11/15/07..............        77,250
  75,000 Cole National Group, Inc.:
           8.88% due 5/15/12................        74,250
  75,000 Dillard Department Stores, Inc.:
           7.15% due 2/1/07.................        72,760
  75,000 Express Scripts, Inc.:
           9.63% due 6/15/09................        81,000
 100,000 Fleming Cos., Inc.:
           9.25% due 6/15/10................        96,000
  75,000 Great Atlantic & Pacific Tea, Inc.:
           9.13% due 12/15/11...............        63,750
  75,000 JC Penney, Inc.:
           7.38% due 8/15/08................        69,750
  50,000 MTS, Inc.:
           9.38% due 5/1/05.................        15,437
  50,000 Rite Aid Corp.:
           11.25% due 7/1/08................        35,000
 100,000 Saks, Inc.:
           9.88% due 10/1/11................        97,000
 160,000 Shop At Home, Inc.:
           11.00% due 4/1/05................       164,000
                                             -------------
                                                   846,197
                                             -------------
         SCHOOLS - 0.87%
 175,000 Kindercare Learning Center, Inc.:
           9.50% due 2/15/09................       166,250
                                             -------------
         SEMICONDUCTORS - 0.41%
  75,000 Amkor Technology, Inc.:
           9.25% due 5/1/06.................        53,625
  25,000 Chippac International Co., Ltd.:
           12.75% due 8/1/09................        25,250
                                             -------------
                                                    78,875
                                             -------------

     PAR                                                  MARKET
    VALUE                                                 VALUE
--------------------------------------------------------------------
              TELECOMMUNICATIONS - 8.31%
$ 50,000/(2)/ Airgate PCS, Inc.:
                13.50% due 10/1/09.................... $      11,500
 250,000/(2)/ Alamosa Holdings, Inc.:
                12.88% due 2/15/10....................        32,500
 180,000      American Cellular Corp.:
                9.50% due 10/15/09....................        24,300
  50,000      AT&T Wireless Services, Inc.:
                7.88% due 3/1/11......................        42,554
              Citizens Communications Co.:
  25,000        8.50% due 5/15/06.....................        22,375
 125,000        7.63% due 8/15/08.....................       110,000
  25,000      Filtronic, PLC:
                10.00% due 12/1/05....................        20,750
  50,000      GCI, Inc.:
                9.75% due 8/1/07......................        38,500
 200,000/(2)/ IPCS, Inc.:
                14.00% due 7/15/10....................        30,000
  75,000      Marconi, PLC:
                7.75% due 9/15/10.....................        12,750
 300,000      Nextel Communications, Inc.:
                9.38% due 11/15/09....................       228,750
  75,000      Northern Telecom, Ltd.:
                6.00% due 9/1/03......................        61,125
  50,000      PanAmSat Corp.:
                6.38% due 1/15/08.....................        44,066
 125,000/(2)/ Pegasus Satellite Communication, Inc.:
                13.50% due 3/1/07.....................        34,063
  25,000      Qwest Capital Funding, Inc.:
                7.63% due 8/3/21......................        12,125
 150,000 *    Qwest Corp.:
                8.88% due 3/15/12.....................       129,432
 150,000      Rogers Wireless, Inc.:
                9.63% due 5/1/11......................       102,000
 150,000      TeleCorp PCS, Inc.:
                10.63% due 7/15/10....................       144,000
 250,000      TELUS Corp.:
                7.50% due 6/1/07......................       200,000
 100,000/(2)/ Triton PCS, Inc.:
                11.00% due 5/1/08.....................        73,000
              United States West Communications, Inc.:
  50,000        6.88% due 9/15/33.....................        35,652
 150,000        6.63% due 9/15/05.....................       129,061
  50,000        6.13% due 11/15/05....................        42,686
                                                       -------------
                                                           1,581,189
                                                       -------------

     PAR                                                MARKET
    VALUE                                               VALUE
------------------------------------------------------------------
               TEXTILE - PRODUCTS - 0.73%
 $ 75,000 *    Collins & Aikman Floorcovering:
                 9.75% due 2/15/10.................. $      75,094
   75,000      USI American Holdings, Inc.:
                 7.25% due 12/1/06..................        63,000
                                                     -------------
                                                           138,094
                                                     -------------
               UTILITIES - ELECTRIC - 2.40%
  325,000      Aes Drax Energy, Ltd.:
                 11.50% due 8/30/10.................        48,750
   50,000      BRL Universal Equipment:
                 8.88% due 2/15/08..................        50,625
  275,000      Calpine Canada Energy Finance, ULC:
                 8.50% due 5/1/08...................       151,250
               Calpine Corp.:
   50,000        8.75% due 7/15/07..................        26,500
   50,000        8.50% due 2/15/11..................        26,250
  150,000      Edison Mission Energy:
                 10.00% due 8/15/08.................        87,000
   75,000      Mirant Americas Generation LLC:
                 8.30% due 5/1/11...................        48,750
   25,000 *    Tiverton/Rumford Power Assoc., Ltd.:
                 9.00% due 7/15/18..................        18,000
                                                     -------------
                                                           457,125
                                                     -------------
               UTILITIES - GAS, DISTRIBUTION - 0.55%
  100,000      Amerigas Partners LP:
                 10.00% due 4/15/06.................       104,000
                                                     -------------
               UTILITIES - GAS, PIPELINE - 1.07%
  200,000/(6)/ Leviathan Gas Pipeline:
                 10.38% due 6/1/09..................       204,000
                                                     -------------
               TOTAL CORPORATE BONDS -
               LONG POSITIONS - 86.11%
               (Cost $18,358,956)...................    16,383,828
                                                     -------------
   NUMBER
  OF SHARES
---------
               COMMON STOCK - 0.06%
               MACHINERY
      336      Manitowoc Co., Inc. (Cost $0)........        11,100
                                                     -------------

--------------------------------------------------------------------------------

32
                                                                August 31, 2002
         HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


    NUMBER
  OF SHARES/                                                MARKET
    UNITS                                                   VALUE
----------------------------------------------------------------------
                PREFERRED STOCK - 0.68%
                FINANCIAL SERVICES - 0.28%
       500      Sinclair Capital........................ $      52,250
                                                         -------------
                TELECOMMUNICATIONS - 0.11%
       200/(5)/ Broadwing Communications, Inc...........        20,500
                                                         -------------
                TEXTILE - PRODUCTS - 0.29%
     2,800      Anvil Holdings, Inc.....................        56,000
                                                         -------------
                TOTAL PREFERRED STOCK
                (Cost $222,287).........................       128,750
                                                         -------------
                WARRANTS - 0.00%
                FINANCIAL SERVICES - 0.00%
       432/(1)/ Grove Investments, Inc..................             -
                                                         -------------
                TELECOMMUNICATIONS - 0.00%
       200      GT Group Telecom, Inc.
                 (Expire 02/01/10)......................           200
                                                         -------------
                TOTAL WARRANTS
                (Cost $0)...............................           200
                                                         -------------

     PAR
    VALUE
----------------
                SHORT-TERM INVESTMENTS - 11.71%
                REPURCHASE AGREEMENT
$2,228,000      Agreement with State Street Bank & Trust
                 Co., bearing interest at 1.78%, dated
                 08/30/02, to be repurchased
                 09/03/2002 in the amount of
                 $2,228,441 and collateralized by
                 $2,275,000 of Federal National
                 Mortgage Association bearing interest
                 at 2.63%, due 11/21/2003 and having
                 an approximate value of $2,295,941
                 (Cost $2,228,000)......................     2,228,000
                                                         -------------
                TOTAL INVESTMENTS
                (Cost $20,809,243) - 98.56%.............    18,751,878
                                                         -------------

SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                                 MARKET
  VALUE                                                VALUE
----------------------------------------------------------------
          CORPORATE BOND - SHORT POSITION - (0.13%)
          PAPER/FOREST PRODUCTS
$(25,000) Tembec Industries, Inc.:
            8.50% due 2/1/11
            (proceeds $24,875)..................... $   (25,125)
                                                    -----------
          Other assets and liabilities, net - 1.57%     299,520
                                                    -----------
          NET ASSETS - 100%........................ $19,026,273
                                                    -----------

--------
+Non-income producing securities
*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2002 the aggregate value of these securities was $1,384,502, representing 7.28% of total net assets.
/(1)/Fair valued security - See Note 2.
/(2)/Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate. /(3)/Bond in default.
/(4)/Variable rate security - the rate reflected as of 08/31/2002; maturity date reflects next reset date.
/(5)/Represents units. Each units equivalent to 1,000 shares.
/(6)/The security or a position thereof represents collateral for securities sold short.

--------------------------------------------------------------------------------

                                                                             33
                             STRATEGIC BOND FUND
August 31, 2002


                     Average Annual Total Return/(a)/
                     --------------------------------
                     1 Year  3 Years Since Inception*
                     --------------------------------
                     3.13%    5.80%       5.45%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

          Strategic Bond Fund   Lehman Bros Aggregate Index
          -------------------   ---------------------------
 9/21/98      $10,000.00                 $10,000.00
12/31/98       10,406.19                  10,145.08
 8/31/99
12/31/99       10,806.37                  10,060.84
 8/31/00
12/29/00       11,040.83                  11,231.00
 8/31/01
12/31/01       12,205.86                  12,177.02
 8/31/02       12,325.64                  13,009.00

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                     1. Federal National Mtg. Assoc.,
                          4.75% due 03/15/04......... 9.95%
                     2. Federal National Mtg. Assoc.
                          6.00% due 02/01/32......... 7.67%
                     3. Federal National Mtg. Assoc.
                           6.50% due 12/01/31........ 7.52%
                     4. Federal Home Loan Mtg. Corp.
                          6.00% due 02/01/32......... 7.04%
                     5. Russian Federation
                          10.00% due 06/26/07........ 2.76%
                     6. United Mexican States
                          8.13% due 12/30/19......... 2.41%
                     7. Russian Federation
                          5.00% due 03/31/30......... 2.00%
                     8. United Mexican States
                          8.38% due 01/14/11......... 1.84%
                     9. Federal National Mtg. Assoc.
                          5.50% due 01/01/29......... 1.27%
                    10. Brazil Federative Republic
                          11.00% due 01/11/12........ 1.17%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment
Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Strategic Bond Fund returned 3.13% over the past 12 months versus the Lehman Brothers Aggregate Index return of 8.11%. The performance difference is linked to the Fund's positions versus the composition of the Index. The benchmark only includes issues rated investment grade or better, while the Fund invests in the full spectrum of fixed income securities, from government debt to high yield. The Fund results are below where we would like them to be; however, the ability of the Fund to generate positive results in this market, while maintaining the large allocation to higher yielding and riskier below investment grade securities, is a testament to the power of diversification.

What were the dominant portfolio themes?
The past 12 months have been extremely difficult for many markets, including all major equity markets, which, in general, posted negative returns of 10% to 30%, and the fixed income credit markets. The corporate bond markets, in particular the high yield bond market, continues to suffer from negative credit events. The large number of investment grade issuers that have been downgraded to junk status and the high level of defaults have impacted the market. A flight to quality out of risk assets and into safe havens has benefited the government market. Over the past year, US government securities returned 9.39% compared to a return of 5.19% for investment grade corporate bonds and negative 8.51% for high yield bonds. The portfolio allocation to high yield has generally been between 35% and 40% over the proceeding 12 months. The Fund has also improved the overall credit quality on an opportunistic basis.

The other risk portion of the portfolio, emerging market bonds (EMB), has been allocated 15% to 20% of the portfolio. EMB has performed better than high yield at basically a flat return for the year, but still far below the investment grade market's return.

The high yields and wide yield spreads of the high yield market appear attractive. As of August 31, 2002, the overall high yield market was yielding 13.31%. We are focusing on the higher quality portion of the market, securities rated either BB or B+ for the high yield allocation. These securities yield less, at about 10%, but should hold up better in this market.

Which portfolio holdings most enhanced the Fund's performance?
Over the previous 12 months, the Fund was most enhanced by the higher quality holdings lead first by the US government holdings, which participated in the rally of interest rates, and then international government securities also added return due to both lower interest rates and a weakening of the dollar.

Were there any disappointments in the Fund?
The continued high level of defaults in both the corporate market and the High Yield market have overwhelmed the wide-yield spreads that have been available by investing in these securities. This area of the market has clearly provided us with the greatest disappointment.

What is your outlook for the next fiscal period?
Looking forward, the next 12 months are difficult to forecast. Global political unrest (will there be a war with Iraq?) and the strength of the US economy (is the recession over or are we heading into more slow/negative growth?) contribute greatly to the uncertainty. The Fund is therefore maintaining its asset class diversification with investment spanning the major fixed income securities.

--------------------------------------------------------------------------------

34
                                                                August 31, 2002
                 STRATEGIC BOND FUND -SCHEDULE OF INVESTMENTS


      PAR                                                   MARKET
     VALUE                                                  VALUE
----------------------------------------------------------------------
                CORPORATE BONDS - 30.75%
                AEROSPACE/DEFENSE - 0.23%
$10,000         K & F Industries, Inc.:
                  9.25% due 10/15/07.................... $      10,250
 25,000 *       L-3 Communications Corp.:
                  7.63% due 6/15/12.....................        25,875
 25,000 *       Transdigm, Inc.:
                  10.38% due 12/1/08....................        25,000
                                                         -------------
                                                                61,125
                                                         -------------
                AIRLINES - 0.55%
 69,579/(1)/    Atlas Air, Inc.:
                  8.01% due 1/2/10......................        29,223
 56,741         Continental Airlines, Inc.:
                  6.95% due 8/2/09......................        52,332
 60,000         Dunlop Standard Aerospace Holdings, PLC:
                  11.88% due 5/15/09....................        62,400
                                                         -------------
                                                               143,955
                                                         -------------
                APPAREL & PRODUCTS - 0.18%
                Gap, Inc.:
 25,000           8.15% due 12/15/05....................        24,000
 25,000           6.90% due 9/15/07.....................        22,000
                                                         -------------
                                                                46,000
                                                         -------------
                AUTOMOTIVE - 0.46%
 35,000         Lear Corp.:
                  8.11% due 5/15/09.....................        36,730
 50,000         Pep Boys-Manny Moe & Jack:
                  6.92% due 7/7/06......................        47,250
 50,000         Prestolite Electric, Inc.:
                  9.63% due 2/1/08......................        35,000
                                                         -------------
                                                               118,980
                                                         -------------
                BEVERAGES - 0.10%
 25,000         Cott Beverages, Inc.:
                  8.00% due 12/15/11....................        25,438
                                                         -------------
                BROADCASTING - 1.15%
 30,000/(2)(3)/ Benedek Communications Corp.:
                  13.25% due 5/15/06....................        31,950
 10,000/(3)/    Big City Radio, Inc.:
                  11.25% due 3/15/05....................         5,700
                CSC Holdings, Inc.:
 75,000           10.50% due 5/15/16....................        57,000
 50,000           7.88% due 12/15/07....................        42,900
 50,000/(2)(3)/ Frontiervision Holding LP:
                  11.88% due 9/15/07....................        23,500

    PAR                                         MARKET
   VALUE                                        VALUE
----------------------------------------------------------
             BROADCASTING - Continued
$50,000      Lodgenet Entertainment Corp.:
               10.25% due 12/15/06.......... $      47,500
             Young Broadcasting, Inc.:
 50,000        10.00% due 3/1/11............        46,000
 50,000        9.00% due 1/15/06............        46,000
                                             -------------
                                                   300,550
                                             -------------
             BUILDING MATERIALS - 0.47%
 75,000      Koppers Industries, Inc.:
               9.88% due 12/1/07............        72,750
 50,000      MMI Products, Inc.:
               11.25% due 4/15/07...........        49,000
                                             -------------
                                                   121,750
                                             -------------
             CHEMICAL - 0.45%
 65,000 *    Huntsman International, LLC:
               9.88% due 3/1/09.............        66,625
 50,000      Methanex Corp.:
               8.75% due 8/15/12............        51,250
                                             -------------
                                                   117,875
                                             -------------
             COMMERCIAL SERVICES - 0.90%
 25,000      Pierce Leahy Command Co.:
               8.13% due 5/15/08............        24,250
 50,000      Renters Choice, Inc.:
               11.00% due 8/15/08...........        53,750
 35,000      Stewart Enterprises, Inc.:
               10.75% due 7/1/08............        37,888
             United Rentals, Inc.:
 25,000        10.75% due 4/15/08...........        25,875
 25,000        9.50% due 6/1/08.............        23,875
 25,000      United Rentals, Inc., Series B:
               9.25% due 1/15/09............        23,500
 50,000/(3)/ Universal Compression, Inc.:
               9.88% due 2/15/08............        47,562
                                             -------------
                                                   236,700
                                             -------------
             CONGLOMERATES - 0.64%
             Tyco International Group SA:
 25,000        6.75% due 2/15/11............        20,625
 50,000        6.38% due 2/15/06............        43,750
 50,000        6.25% due 6/15/03............        47,500
 25,000        5.80% due 8/1/06.............        21,000
 25,000      US Industries, Inc.:
               7.13% due 10/15/03...........        21,312
 25,000      Venture Holdings Trust:
               11.00% due 6/1/07............        13,813
                                             -------------
                                                   168,000
                                             -------------

     PAR                                                   MARKET
    VALUE                                                  VALUE
---------------------------------------------------------------------
              DRUGS - 0.30%
$ 75,000/(4)/ Elan Fin Corp, Ltd.:
                zero coupon due 12/14/18............... $      26,063
  50,000      PharMerica, Inc.:
                8.38% due 4/1/08.......................        51,125
                                                        -------------
                                                               77,188
                                                        -------------
              ELECTRONICS/ELECTRICAL EQUIPMENT - 0.49%
  25,000/(2)/ Condor Systems, Inc.:
                11.88% due 5/1/09......................         5,500
  50,000 *    ON Semiconductor Corp.:
                12.00% due 5/15/08.....................        39,500
              Xerox Corp.:
  75,000 *      9.75% due 1/15/09......................        61,875
  25,000        5.50% due 11/15/03.....................        21,750
                                                        -------------
                                                              128,625
                                                        -------------
              FERTILIZERS - 0.08%
  25,000      Terra Industries, Inc.:
                10.50% due 6/15/05.....................        20,250
                                                        -------------
              FINANCE COMPANIES - 0.72%
              AmeriCredit Corp.:
  25,000        9.88% due 4/15/06......................        21,250
  75,000 *      9.25% due 5/1/09.......................        60,750
  60,714 *    Jet Equipment Trust:
                8.24% due 11/1/12......................        36,660
 150,000      United States West Capital Funding, Inc.:
                6.88% due 7/15/28......................        72,750
                                                        -------------
                                                              191,410
                                                        -------------
              FINANCIAL SERVICES - 2.71%
 100,000      Athena Neurosciences Finance, LLC:
                7.25% due 2/21/08......................        50,000
  80,000      Bear Island Paper Co., LLC:
                10.00% due 12/1/07.....................        67,200
  50,000 *    Bluewater Finance, Ltd.:
                10.25% due 2/15/12.....................        47,750
              Dana Credit Corp.:
  50,000 *      8.38% due 8/15/07......................        47,500
  50,000        7.25% due 12/16/02.....................        49,000
  59,000      Esi Tractebel Acquisition Corp.:
                7.99% due 12/30/11.....................        50,821
 120,000      Finova Group, Inc.:
                7.50% due 11/15/09.....................        36,000
  50,000      LaBranche & Co., Inc.:
                12.00% due 3/2/07......................        54,000

--------------------------------------------------------------------------------

                                                                             35
          STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2002


     PAR                                            MARKET
    VALUE                                           VALUE
--------------------------------------------------------------
              FINANCIAL SERVICES - Continued
$ 65,000      Nexstar Finance LLC, Inc.:
                12.00% due 4/1/08............... $      67,925
  25,000 *    PCA LLC/PCA Finance Corp.:
                11.88% due 8/1/09...............        25,000
  25,000      Qwest Capital Funding, Inc.:
                7.25% due 2/15/11...............        14,125
 125,000      Terra Capital, Inc.:
                12.88% due 10/15/08.............       123,750
  75,000/(3)/ Transwestern Holdings, LP:
                11.88% due 11/15/08.............        75,000
                                                 -------------
                                                       708,071
                                                 -------------
              FOODS - 0.44%
  40,000      Agrilink Foods, Inc.:
                11.88% due 11/1/08..............        41,700
  25,000 *    Roundy's, Inc.:
                8.88% due 6/15/12...............        25,250
  50,000      Smithfield Foods, Inc.:
                8.00% due 10/15/09..............        47,750
                                                 -------------
                                                       114,700
                                                 -------------
              HEALTHCARE - 0.40%
              HealthSouth Corp.:
  50,000        10.75% due 10/1/08..............        44,250
  75,000 *      7.63% due 6/1/12................        60,079
                                                 -------------
                                                       104,329
                                                 -------------
              HOME BUILDERS - 0.55%
  25,000 *    Beazer Homes USA, Inc.:
                8.38% due 4/15/12...............        25,125
  50,000      Lennar Corp.:
                7.63% due 3/1/09................        50,000
  60,000      MDC Holdings, Inc.:
                8.38% due 2/1/08................        60,000
  25,000      Oakwood Homes Corp.:
                8.13% due 3/1/09................         8,969
                                                 -------------
                                                       144,094
                                                 -------------
              HOSPITAL MANAGEMENT - 0.29%
  75,000      Iasis Healthcare Corp.:
                13.00% due 10/15/09.............        76,500
                                                 -------------
              HOSPITAL SUPPLIES - 0.42%
  50,000      Physician Sales & Service, Inc.:
                8.50% due 10/1/07...............        49,250
  65,000      Universal Hospital Services, Inc.:
                10.25% due 3/1/08...............        61,831
                                                 -------------
                                                       111,081
                                                 -------------

     PAR                                           MARKET
    VALUE                                          VALUE
-------------------------------------------------------------
              HOUSEHOLD PRODUCTS - 0.13%
$ 50,000      Royster-Clark, Inc.:
                10.25% due 4/1/09.............. $      34,875
                                                -------------
              INFORMATION PROCESSING -
              HARDWARE - 0.09%
  25,000 *    Seagate Technology, Inc.:
                8.00% due 5/15/09..............        24,750
                                                -------------
              INSURANCE - 0.29%
              Fairfax Financial Holdings, Ltd.:
  50,000        7.38% due 3/15/06..............        35,000
  35,000        6.88% due 4/15/08..............        21,700
  25,000      Freemont General Corp.:
                7.88% due 3/17/09..............        18,250
                                                -------------
                                                       74,950
                                                -------------
              LEISURE AND TOURISM - 5.41%
              AMC Entertainment, Inc.:
  25,000        9.88% due 2/1/12...............        23,000
  25,000        9.50% due 2/1/11...............        23,125
  60,000      Aztar Corp.:
                8.88% due 5/15/07..............        60,300
  60,000      Boyd Gaming Corp.:
                8.75% due 4/15/12..............        62,100
              Charter Communications Holdings:
  75,000        10.75% due 10/1/09.............        52,500
 100,000/(3)/   9.92% due 4/1/11...............        48,000
  25,000      Cinemark USA, Inc.:
                9.63% due 8/1/08...............        23,500
  50,000      Circus Circus Enterprises, Inc.:
                6.45% due 2/1/06...............        48,231
  70,000      Cumulus Media, Inc.:
                10.38% due 7/1/08..............        73,150
  15,000/(5)/ Hollywood Casino Shreveport:
                13.00% due 8/1/06..............        16,238
  50,000      Horseshoe Gaming, LLC:
                8.63% due 5/15/09..............        51,875
 100,000      Host Marriot Corp.:
                7.88% due 8/1/08...............        93,500
  50,000      International Game Technology:
                8.38% due 5/15/09..............        53,500
  25,000      John Q Hammons Hotels LP:
                8.88% due 5/15/12..............        24,250
  25,000      Mandalay Resort Group:
                10.25% due 8/1/07..............        26,813
 150,000      MGM Mirage, Inc.:
                8.50% due 9/15/10..............       158,452

     PAR                                                    MARKET
    VALUE                                                   VALUE
----------------------------------------------------------------------
              LEISURE AND TOURISM - Continued
$ 50,000      Mohegan Tribal Gaming Authority:
                8.00% due 4/1/12........................ $      50,875
 100,000      Park Place Entertainment Corp.:
                8.88% due 9/15/08.......................       104,500
  25,000      Prime Hospitality Corp.:
                8.38% due 5/1/12........................        23,875
  50,000 *    Riviera Holdings Corp.:
                11.00% due 6/15/10......................        46,563
  50,000      Six Flags, Inc.:
                8.88% due 2/1/10........................        43,375
  25,000      Speedway Motorsports, Inc.:
                8.50% due 8/15/07.......................        25,875
  75,000 *    Starwood Hotels & Resorts Worldwide, Inc.:
                7.88% due 5/1/12........................        73,312
 100,000      Tricon Global Restaurants, Inc.:
                8.88% due 4/15/11.......................       107,500
  75,000      Vail Resorts, Inc.:
                8.75% due 5/15/09.......................        76,125
  24,000 *    Waterford Gaming, LLC:
                9.50% due 3/15/10.......................        24,600
                                                         -------------
                                                             1,415,134
                                                         -------------
              MACHINERY - 0.51%
  50,000      National Equipment Services, Inc.:
                10.00% due 11/30/04.....................        33,750
  25,000      National Equipment Services, Inc.:
                10.00% due 11/30/04.....................        16,875
  50,000      Park-Ohio Industries, Inc.:
                9.25% due 12/1/07.......................        34,750
   5,000      Terex Corp.:
                10.38% due 4/1/11.......................         5,175
  50,000      UNOVA, Inc.:
                6.88% due 3/15/05.......................        43,500
                                                         -------------
                                                               134,050
                                                         -------------
              METALS - 0.43%
  50,000      Alaska Steel Corp.:
                7.88% due 2/15/09.......................        50,000
  75,000/(2)/ National Steel Corp.:
                9.88% due 3/1/09........................        26,344
  25,000      Neenah Corp.:
                11.13% due 5/1/07.......................        10,000
  25,000 *    Oregon Steel Mills, Inc.:
                10.00% due 7/15/09......................        25,781
  75,000/(2)/ Renco Metals, Inc.:
                11.50% due 7/1/03.......................         1,500
                                                         -------------
                                                               113,625
                                                         -------------

--------------------------------------------------------------------------------

36
                                                                August 31, 2002
         STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                      MARKET
  VALUE                                     VALUE
------------------------------------------------------
           MISCELLANEOUS - 0.16%
$ 50,000   Service Corp. International:
             6.88% due 10/1/07.......... $      42,000
                                         -------------
           MOBILE HOMES - 0.12%
  50,000   Champion Enterprises, Inc.:
             7.63% due 5/15/09..........        16,000
  25,000 * Champion Home Builders Co.:
             11.25% due 4/15/07.........        16,250
                                         -------------
                                                32,250
                                         -------------
           MULTIMEDIA - 0.42%
           Lenfest Communications, Inc.:
  20,000     10.50% due 6/15/06.........        19,291
  50,000     7.63% due 2/15/08..........        47,529
           Time Warner, Inc.:
  25,000     9.13% due 1/15/13..........        24,237
  25,000     6.63% due 5/15/29..........        19,288
                                         -------------
                                               110,345
                                         -------------
           OIL AND GAS - 0.73%
  25,000 * Encore Acquisition Co.:
             8.38% due 6/15/12..........        25,000
  50,000   Frontier Oil Corp.:
             11.75% due 11/15/09........        50,625
 100,000   KCS Energy, Inc.:
             8.88% due 1/15/06..........        63,000
  15,000 * Northern Natural Gas Co.:
             6.75% due 9/15/08..........        14,250
  50,000   Tesoro Petroleum Corp.:
             9.63% due 11/1/08..........        38,000
                                         -------------
                                               190,875
                                         -------------
           PAPER/FOREST PRODUCTS - 1.13%
  45,000   Buckeye Cellulose Corp.:
             8.50% due 12/15/05.........        40,050
 165,000   Crown Cork & Seal, Inc.:
             8.38% due 1/15/05..........       113,850
  25,000   Fibermark, Inc.:
             10.75% due 4/15/11.........        24,500
  25,000   Fort James Corp.:
             6.88% due 9/15/07..........        22,720
  25,000   Georgia-Pacific Corp.:
             7.50% due 5/15/06..........        23,325
  75,000   Speciality Paperboard, Inc.:
             9.38% due 10/15/06.........        72,000
                                         -------------
                                               296,445
                                         -------------

   PAR                                              MARKET
  VALUE                                             VALUE
--------------------------------------------------------------
           POLLUTION CONTROL - 0.66%
           Allied Waste North America, Inc.:
$125,000     10.00% due 8/1/09.................. $     123,125
  50,000     8.88% due 4/1/08...................        50,750
                                                 -------------
                                                       173,875
                                                 -------------
           PUBLISHING - 0.19%
  50,000   Garden State Newspapers, Inc.:
             8.75% due 10/1/09..................        48,375
                                                 -------------
           REAL ESTATE INVESTMENT TRUSTS - 0.68%
  25,000   Felcore Lodging, Ltd.:
             9.50% due 9/15/08..................        25,125
 100,000   National Health Investors:
             7.00% due 2/1/04...................        87,700
  40,000   RFS Partnership LP:
             9.75% due 3/1/12...................        40,000
  25,000   Senior Housing Properties Trust:
             8.63% due 1/15/12..................        24,688
                                                 -------------
                                                       177,513
                                                 -------------
           RETAIL - 1.73%
  25,000   Big 5 Corp.:
             10.88% due 11/15/07................        25,750
  50,000   Cole National Group, Inc.:
             8.88% due 5/15/12..................        49,500
  50,000   Dillard Department Stores, Inc.:
             7.15% due 2/1/07...................        48,506
           Fleming Cos., Inc.:
  25,000     10.13% due 4/1/08..................        24,500
  50,000 *   9.88% due 5/1/12...................        40,500
  50,000   Great Atlantic & Pacific Tea, Inc.:
             9.13% due 12/15/11.................        42,500
  50,000   JC Penney, Inc.:
             7.38% due 8/15/08..................        46,500
  50,000   MTS, Inc.:
             9.38% due 5/1/05...................        15,438
  25,000   Rite Aid Corp.:
             11.25% due 7/1/08..................        17,500
  50,000   Saks, Inc.:
             9.88% due 10/1/11..................        48,500
  90,000   Shop At Home, Inc.:
             11.00% due 4/1/05..................        92,250
                                                 -------------
                                                       451,444
                                                 -------------

     PAR                                                MARKET
    VALUE                                               VALUE
------------------------------------------------------------------
              SCHOOLS - 0.18%
$ 50,000      Kindercare Learning Center, Inc.:
                9.50% due 2/15/09................... $      47,500
                                                     -------------
              SEMICONDUCTORS - 0.07%
  25,000      Amkor Technology, Inc.:
                9.25% due 2/15/08...................        17,875
                                                     -------------
              TELECOMMUNICATIONS - 4.79%
  50,000/(3)/ Airgate PCS, Inc.:
                13.50% due 10/1/09..................        11,500
 100,000      Alamosa Delaware, Inc.:
                12.50% due 2/1/11...................        32,000
  75,000/(3)/ Alamosa Holdings, Inc.:
                12.88% due 2/15/10..................         9,750
 150,000      American Cellular Corp.:
                9.50% due 10/15/09..................        20,250
  50,000      AT&T Wireless Services, Inc.:
                7.88% due 3/1/11....................        42,554
              Citizens Communications Co.:
 125,000        9.25% due 5/15/11...................       113,750
  25,000        8.50% due 5/15/06...................        22,375
  35,000 *    Echostar DBS Corp.:
                9.13% due 1/15/09...................        34,125
  25,000      GCI, Inc.:
                9.75% due 8/1/07....................        19,250
  75,000      Marconi, PLC:
                7.75% due 9/15/10...................        12,750
  75,000      MJD Communications, Inc.:
                9.50% due 5/1/08....................        48,750
              Nextel Communications, Inc.:
  50,000/(3)/   10.65% due 9/15/07..................        39,750
  25,000/(3)/   9.75% due 10/31/07..................        18,875
  25,000        9.38% due 11/15/09..................        19,062
  25,000      Northern Telecom, Ltd.:
                6.88% due 10/1/02...................        24,125
  25,000      PanAmSat Corp.:
                6.38% due 1/15/08...................        22,033
  75,000/(3)/ Pegasus Satellite Communication, Inc.:
                13.50% due 3/1/07...................        20,437
  25,000      Qwest Capital Funding, Inc.:
                7.63% due 8/3/21....................        12,125
 200,000 *    Qwest Corp.:
                8.88% due 3/15/12...................       172,576
  50,000      Rogers Wireless, Inc.:
                9.63% due 5/1/11....................        34,000

--------------------------------------------------------------------------------

                                                                             37
         STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
August 31, 2002


     PAR                                                  MARKET
    VALUE                                                 VALUE
--------------------------------------------------------------------
              TELECOMMUNICATIONS - Continued
$200,000      Southwestern Bell Telephone Co.:
                6.55% due 10/7/08..................... $     216,075
  75,000      TeleCorp PCS, Inc.:
                10.63% due 7/15/10....................        72,000
 150,000      TELUS Corp.:
                7.50% due 6/1/07......................       120,000
  75,000/(3)/ Triton PCS, Inc.:
                11.00% due 5/1/08.....................        54,750
              United States West Communications, Inc.:
  25,000        7.50% due 6/15/23.....................        18,181
  25,000        6.88% due 9/15/33.....................        17,826
 125,000/(3)/ US Unwired, Inc., Series B:
                13.38% due 11/1/09....................        25,000
                                                       -------------
                                                           1,253,869
                                                       -------------
              TEXTILE - PRODUCTS - 0.18%
  25,000 *    Collins & Aikman Floorcoverings, Inc.:
                9.75% due 2/15/10.....................        25,031
  25,000      USI American Holdings, Inc.:
                7.25% due 12/1/06.....................        21,000
                                                       -------------
                                                              46,031
                                                       -------------
              UTILITIES - ELECTRIC - 1.02%
 125,000      Aes Drax Energy, Ltd.:
                11.50% due 8/30/10....................        18,750
  50,000      BRL Universal Equipment:
                8.88% due 2/15/08.....................        50,625
  50,000      Calpine Canada Energy Finance, ULC:
                8.50% due 5/1/08......................        27,500
              Calpine Corp.:
 150,000        8.50% due 2/15/11.....................        78,750
  50,000        7.75% due 4/15/09.....................        25,000
  75,000      Mirant Americas Generation LLC:
                8.30% due 5/1/11......................        48,750
  25,000 *    Tiverton/Rumford Power Assoc., Ltd.:
                9.00% due 7/15/18.....................        18,000
                                                       -------------
                                                             267,375
                                                       -------------
              UTILITIES - GAS, DISTRIBUTION - 0.10%
  25,000      Amerigas Partners LP:
                10.00% due 4/15/06....................        26,000
                                                       -------------

     PAR                                           MARKET
    VALUE                                          VALUE
-------------------------------------------------------------
              UTILITIES - GAS, PIPELINE - 0.20%
$ 50,000      Leviathan Gas Pipeline:
                10.38% due 6/1/09.............. $      51,000
                                                -------------
              TOTAL CORPORATE BONDS
              (Cost $8,831,883)................     8,046,777
                                                -------------
              FOREIGN GOVERNMENT BONDS - 21.34%
 325,000      Australian Government:
                7.50% due 7/15/05..............       189,266
              Brazil Federative Republic:
 500,000        11.00% due 1/11/12.............       305,000
 450,000        11.00% due 8/17/40.............       252,000
 184,712        8.00% due 4/15/14..............       111,861
 256,000/(6)/   3.06% due 4/15/06..............       200,960
 138,095/(5)/ Bulgaria National Republic:
                2.69% due 7/28/12..............       126,012
              Canada Government:
 265,000        5.75% due 9/1/06...............       179,402
 180,000        5.75% due 6/1/29...............       119,257
 135,000      Federal Republic of Germany:
                5.00% due 2/17/06..............       137,274
  89,000      Government of France:
                5.50% due 4/25/29..............        92,892
 135,000      Government of Spain:
                5.15% due 7/30/09..............       137,408
  36,000      Government of the Netherlands:
                5.75% due 1/15/04..............        36,380
  44,000      Government of United Kingdom:
                6.75% due 11/26/04.............        71,943
 600,000      Kingdom of Sweden:
                10.25% due 5/5/03..............        66,203
 100,000      Malaysia:
                7.50% due 7/15/11..............       111,981
              Republic of Colombia:
 100,000        11.75% due 2/25/20.............        88,500
  93,722        9.75% due 4/9/11...............        90,910
 200,000/(3)/ Republic Of Ecuador:
                6.00% due 8/15/30..............        84,000
  25,000      Republic of El Salvador:
                8.25% due 4/10/32..............        23,875
 146,735      Republic of Greece:
                8.80% due 6/19/07..............       172,144

      PAR                                              MARKET
     VALUE                                             VALUE
---------------------------------------------------------------
                FOREIGN GOVERNMENT BONDS - Continued
$  100,000/(5)/ Republic of Peru:
                  4.00% due 3/7/17.................. $   62,750
   175,000      Republic of Philippines:
                  9.88% due 1/15/19.................    169,750
    25,000      Republic of South Africa:
                  7.38% due 4/25/12.................     25,531
                Republic of Venezuela:
   100,000        9.25% due 9/15/27.................     69,050
   130,950/(6)/   2.88% due 12/18/07................    102,796
                Russian Federation:
   675,000        10.00% due 6/26/07................    722,250
   750,000/(3)/   5.00% due 3/31/30.................    523,125
    50,000      State Of Qatar:
                  9.75% due 6/15/30.................     61,525
   150,000      Turkey Republic:
                  11.75% due 6/15/10................    138,000
                United Mexican States:
   450,000        8.38% due 1/14/11.................    481,500
   635,000        8.13% due 12/30/19................    631,508
                                                     ----------
                                                      5,585,053
                                                     ----------
                TOTAL FOREIGN GOVERNMENT BONDS
                (Cost $5,436,530)...................  5,585,053
                                                     ----------
                UNITED STATES GOVERNMENT - 37.88%
                GOVERNMENT AGENCIES - 37.18%
                Federal Home Loan Mtg. Corp.:
   110,321        7.00% due 6/1/29..................    114,975
    93,173        6.50% due 7/1/29..................     96,433
   216,604        6.00% due 1/1/30..................    221,883
 1,803,896        6.00% due 2/1/32..................  1,841,092
                Federal National Mtg. Assoc.:
   242,716        8.50% due 8/1/31..................    259,628
   183,649        7.50% due 3/1/32..................    193,231
 1,905,304        6.50% due 12/1/31.................  1,967,227
 1,968,001        6.00% due 2/1/32..................  2,006,731
   333,063        5.50% due 1/1/29..................    332,957
    90,055        5.50% due 5/1/29..................     90,026
 2,500,000        4.75% due 3/15/04.................  2,602,500
                                                     ----------
                                                      9,726,683
                                                     ----------

--------------------------------------------------------------------------------

38
                                                                August 31, 2002
         STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                                MARKET
  VALUE                                               VALUE
-------------------------------------------------------------------
          TREASURY BONDS/NOTES - 0.70%
          United States Treasury Notes:
  $32,000   5.88% due 11/15/04.................... $      34,497
   50,000   5.00% due 2/15/11.....................        53,563
   90,000   5.00% due 8/15/11.....................        96,271
                                                   -------------
                                                         184,331
                                                   -------------
          TOTAL UNITED STATES GOVERNMENT
          (Cost $9,559,600).......................     9,911,014
                                                   -------------
          PREFERRED STOCK - 0.31%
          FINANCIAL SERVICES - 0.08%
      200 Sinclair Capital........................        20,900
                                                   -------------
          LEISURE AND TOURISM - 0.23%
    1,000 CSC Holdings, Inc.......................        60,000
                                                   -------------
          TOTAL PREFERRED STOCK
          (Cost $106,775).........................        80,900
                                                   -------------
          WARRANTS - 0.00%
          TELECOMMUNICATIONS
       50 GT Group Telecom, Inc.:
          (Cost $0)...............................            50
                                                   -------------
          RIGHTS - 0.00%
          GOVERNMENT
  250,000 United Mexican States:
          (Cost $0)...............................           625
                                                   -------------
          SHORT-TERM INVESTMENTS - 7.94%
          REPURCHASE AGREEMENT
2,078,000 Agreement with State Street Bank & Trust
           Co., bearing interest at 1.78%, dated
           08/30/2002, to be repurchased
           09/03/2002 in the amount of
           $2,078,411 and collateralized by
           $260,000 and $295,000 of Federal
           Home Loan Bank, bearing interest at
           3.38%, due 05/14/2004 and having an
           approximate aggregate value of
           $267,475 and $303,481 respectively;
           also collateralized by $1,570,000 of a
           zero coupon Federal National Mortgage
           Association, due 01/08/2003 having an
           approximate aggregate value of
           $1,560,188 (Cost $2,078,000)........... $   2,078,000
                                                   -------------

SEE NOTES TO FINANCIAL STATEMENTS.

 PAR                                                      MARKET
VALUE                                                     VALUE
----------------------------------------------------------------------
      TOTAL INVESTMENTS
      (Cost $26,012,788) - 98.22%..................... $  25,702,419
      Other assets and liabilities, net - 1.78%.......       465,040
                                                        -------------
      NET ASSETS - 100%............................... $  26,167,459
                                                        -------------
      +Non-income producing securities
      *Securities exempt from registration under Rule 144A of
       the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to
       qualified institutional buyers. At August 31, 2002 the
       aggregate value of these securities was $1,087,727
       representing 4.16% of total net assets.
      /(1)/ Fair value security - See Note 2.
      /(2)/Bond in default.
      /(3)/Security is a "step-up" bond where the coupon rate
           increases or steps up at a predetermined rate. Rate shown
           reflects the increased rate.
      /(4)/Represents a zero coupon bond which will convert to an interest-bearing security at a later date.
      /(5)/Variable rate security - the rate reflected as of 08/31/2002;
           maturity date reflects next reset date.
      /(6)/Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate
           downgrade or upgrade. The rate reflected is as of
           08/31/2002.

--------------------------------------------------------------------------------

                                                                             39
August 31, 2002
                                CORE BOND FUND


                        Average Annual Total Return/(a)/
                        --------------------------------
                        1 Year  3 Years Since Inception*
                        --------------------------------
                        5.98%    7.30%       5.46%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.


                                    [CHART]

Growth of $10,000 Investment

            Core Bond Fund  Lehman Bros Aggregate Index
            --------------  ---------------------------
 9/21/98     $10,000.00            $10,000.00
12/31/98      10,191.38             10,145.08
 8/31/99
12/31/99      10,074.38             10,060.84
 8/31/00
12/29/00      10,929.86             11,231.00
 8/31/01
12/31/01      11,670.46             12,177.02
 8/31/02      12,333.51             13,009.00

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                    1. Federal National Mtg. Assoc.
                         7.00% due 09/01/31............ 7.78%
                    2. UBS Finance, Inc.
                         1.88% due 09/03/02............ 4.70%
                    3. Morgan Stanley Group, Inc.
                         6.39% due 10/15/35............ 4.40%
                    4. Federal Home Loan Mtg. Corp.
                         6.00% due 02/01/32............ 3.72%
                    5. United States Treasury Notes
                         5.00% due 08/15/11............ 3.66%
                    6. Federal National Mtg. Assoc. TBA
                         6.50% due 12/01/99............ 3.64%
                    7. Federal National Mtg. Assoc.
                         6.50% due 02/01/32............ 3.37%
                    8. United States Treasury Notes
                         4.75% due 11/15/08............ 2.55%
                    9. Federal Home Loan Mtg. Corp.
                         6.00% due 03/01/32............ 2.38%
                   10. United States Treasury Bonds
                         6.00% due 02/15/26............ 2.26%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment
Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund's return of 5.98% trailed its benchmark, the Lehman Brothers Aggregate Index return of 8.11%, as the volatile spread sectors adversely affected performance.

What were the dominant portfolio themes?
The Fund continued to combine a top down approach to asset class selection with a bottom-up credit and security selection process which takes advantage of the strong resources present within the organization. Over the last two quarters, portfolio volatility was reduced to reflect the current market environment.

Which portfolio holdings most enhanced the Fund's performance?
The Fund's large holdings in U.S. Treasury and Agency debt proved to provide the best performance enhancement during the past 12 months. This is attributable to the move to significantly lower rates coupled with the strong risk aversion caused by economic weakness and corporate malfeasance.

Were there any disappointments in the Fund?
Disappointments in the Fund can be found in the credit sector, which suffered through the extremely trying times over the past year. Specifically, holdings in the Telecom and Energy sectors proved to suffer the most in the face of general market weakness and individual cases of blatant misconduct.

What is your outlook for the next fiscal period?
Over the past 12 months, we have witnessed one of the most difficult market environments in recent memory. The September 11 attack, the Enron debacle, fraud at Worldcom, and additional cases of corporate malfeasance, coupled with an anemic economic recovery served as a catalyst for extreme risk aversion and significant market weakness. The current geopolitical environment and the questionable economic recovery have now taken center stage. Therefore, as we look out over the next few months, volatility is likely to continue to dominate. Nevertheless, difficult times often represent significant buying opportunities. We will look to incrementally add to spread product over the next few months as these factors play out. Looking ahead, next year possesses the potential for a significant spread rally as the market recovers from today's oversold levels.

--------------------------------------------------------------------------------

40
                   CORE BOND FUND - SCHEDULE OF INVESTMENTS
                                                                August 31, 2002


   PAR                                          MARKET
  VALUE                                         VALUE
----------------------------------------------------------
           CORPORATE BONDS - 28.67%
           AEROSPACE/DEFENSE - 0.50%
$100,000   Litton Industries, Inc.:
             8.00% due 10/15/09............. $     112,743
 100,000   Raytheon Co.:
             7.90% due 3/1/03...............       101,763
                                             -------------
                                                   214,506
                                             -------------
           AIRLINES - 0.44%
 100,000   Continental Airlines, Inc.:
             6.56% due 2/15/12..............       103,032
  98,680   Continental Airlines, Inc.:
             7.08% due 11/1/04..............        83,973
                                             -------------
                                                   187,005
                                             -------------
           AUTOMOTIVE - 0.70%
 100,000   DaimlerChrysler NA Holding Corp.:
             7.25% due 1/18/06..............       107,805
 100,000   Ford Motor Co.:
             7.45% due 7/16/31..............        87,467
 100,000   General Motors Corp.:
             7.20% due 1/15/11..............       102,246
                                             -------------
                                                   297,518
                                             -------------
           BANKS - 2.59%
 100,000   Bank of America Corp.:
             6.38% due 2/15/08..............       108,881
 100,000   Bank One Corp.:
             6.00% due 8/1/08...............       107,779
 100,000   European Investment Bank:
             4.00% due 3/15/05..............       102,738
 100,000   Fleet Financial Group, Inc.:
             7.13% due 4/15/06..............       108,371
  45,000   Inter-American Development Bank:
             7.00% due 6/16/03..............        46,844
 100,000   J P Morgan Chase & Co.:
             5.25% due 5/30/07..............       102,947
 100,000   Key Bank N A:
             4.10% due 6/30/05..............       101,616
 100,000   Landesbank Baden-Wuerttemberg:
             6.35% due 4/1/12...............       108,290
 100,000 * North Fork Bancorporation, Inc.:
             5.88% due 8/15/12..............       102,239
 100,000   PNC Funding Corp.:
             7.50% due 11/1/09..............       109,603
 100,000   Wachovia Bank NA:
             4.85% due 7/30/07..............       104,120
                                             -------------
                                                 1,103,428
                                             -------------

  PAR                                                    MARKET
 VALUE                                                   VALUE
-------------------------------------------------------------------
         BUILDING MATERIALS - 0.24%
$100,000 Masco Corp.,
           6.50% due 8/15/32......................... $     100,869
                                                      -------------
         COMMERCIAL SERVICES - 0.12%
  50,000 Aramark Services Inc.,
           6.38% due 2/15/08.........................        50,114
                                                      -------------
         CONGLOMERATES - 0.25%
 100,000 Textron, Inc.,
           6.50% due 6/1/12..........................       108,390
                                                      -------------
         FINANCE COMPANIES - 3.28%
  32,097 AmeriCredit Automobile:
           7.05% due 2/12/05.........................        32,700
  60,000 Associates Automobile Receivables Trust:
           6.99% due 7/15/08.........................        63,950
 250,000 Devon Financing Corp. ULC:
           6.88% due 9/30/11.........................       272,335
  70,000 Ford Credit Auto Owner Trust:
           6.58% due 11/15/04........................        73,486
         Ford Motor Credit Co.:
  75,000   7.50% due 3/15/05.........................        76,373
 100,000   7.38% due 10/28/09........................        98,563
  50,000   6.88% due 2/1/06..........................        49,787
 100,000 General Motors Acceptance Corp.:
           6.88% due 8/28/12.........................        98,612
         Household Finance Corp.:
  50,000   7.63% due 5/17/32.........................        50,215
  55,000   7.00% due 5/15/12.........................        56,008
 100,000 National Rural Utilities Cooperative Financ:
           8.00% due 3/1/32..........................       112,625
 100,000 Nisource Finance Corp.:
           7.50% due 11/15/03........................        98,182
 300,000 Nissan Auto Receivables Owner Trust:
           5.75% due 6/15/06.........................       312,937
                                                      -------------
                                                          1,395,773
                                                      -------------

    PAR                                                      MARKET
   VALUE                                                     VALUE
-----------------------------------------------------------------------
             FINANCIAL SERVICES - 11.35%
$  250,000   Bear Stearns Commercial Mortgage Securities:
               6.02% due 2/14/31......................... $     270,507
   100,000   Bear Stearns Cos., Inc.:
               7.63% due 12/7/09.........................       112,300
    50,000   CIT Group Holdings:
               7.63% due 8/16/05.........................        52,464
   100,000   CITIgroup, Inc.:
               6.63% due 6/15/32.........................       104,274
    27,166   Countrywide Asset Backed Certificates:
               7.30% due 5/25/26.........................        27,517
             Credit Suisse First Boston USA, Inc.:
   100,000     7.13% due 7/15/32.........................       102,769
   100,000     6.50% due 1/15/12.........................       104,625
   100,000   Discover Card:
               5.60% due 5/16/06.........................       104,137
   500,000   DLJ Commercial Mortgage Corp.:
               7.34% due 9/10/09.........................       573,242
   100,000   General Electric Capital Corp.:
               6.00% due 6/15/12.........................       105,421
   240,000   LB-UBS Commercial Mtg. Trust:
               6.51% due 12/15/26........................       265,172
   100,000   Lehman Brothers Holdings, Inc.:
               6.25% due 5/15/06.........................       105,707
             Morgan Stanley Group, Inc.:
    50,000     6.75% due 4/15/11.........................        53,625
 1,705,000     6.39% due 10/15/35........................     1,871,152
   100,000     6.10% due 4/15/06.........................       105,744
   100,000 * Principal Life Global Funding:
               5.125% due 6/28/07........................       103,933
   670,000   Residential Asset Mtg. Products, Inc.:
               3.08% due 8/25/26.........................       666,909
   100,000   Wells Fargo Financial, Inc.:
               4.88% due 6/12/07.........................       103,642
                                                          -------------
                                                              4,833,140
                                                          -------------

--------------------------------------------------------------------------------

                                                                             41
August 31, 2002
            CORE BOND BUND - SCHEDULE OF INVESTMENTS - CONTINUED


   PAR                                         MARKET
  VALUE                                        VALUE
---------------------------------------------------------
           FOODS - 0.25%
$100,000   Tyson Foods, Inc.:
             6.63% due 10/1/04............. $     105,544
                                            -------------
           GAS & PIPELINE UTILITIES - 0.24%
 100,000 * Kinder Morgan, Inc.:
             6.50% due 9/1/12..............       101,604
                                            -------------
           HEALTHCARE - 0.25%
 100,000   HCA Healthcare Co.:
             7.13% due 6/1/06..............       104,856
                                            -------------
           HOUSEHOLD PRODUCTS - 0.53%
 250,000   American Greetings Corp.:
             6.10% due 8/1/28..............       226,250
                                            -------------
           INFORMATION PROCESSING -
           SERVICES - 0.25%
 100,000   Computer Sciences Corp.:
             6.75% due 6/15/06.............       107,547
                                            -------------
           INSURANCE - 1.12%
 250,000   ACE INA Holdings, Inc.:
             8.20% due 8/15/04.............       270,110
 100,000 * Nationwide Mutual Insurance Co.:
             8.25% due 12/1/31.............       104,835
 100,000   St. Paul Cos., Inc.:
             5.75% due 3/15/07.............       100,531
                                            -------------
                                                  475,476
                                            -------------
           METALS - 0.40%
 100,000   Alcoa, Inc.:
             5.38% due 1/15/13.............       101,216
  80,000   USEC, Inc.:
             6.75% due 1/20/09.............        68,800
                                            -------------
                                                  170,016
                                            -------------
           MULTIMEDIA - 0.45%
           AOL Time Warner, Inc.:
  50,000     7.70% due 5/1/32..............        42,040
  50,000     6.13% due 4/15/06.............        47,022
 100,000   Viacom, Inc.:
             5.63% due 8/15/12.............       100,623
                                            -------------
                                                  189,685
                                            -------------

   PAR                                        MARKET
  VALUE                                       VALUE
--------------------------------------------------------
           OIL AND GAS - 0.81%
$100,000 * Colonial Pipeline Co.:
             7.63% due 4/15/32............ $     114,188
  60,000   Duke Energy Field Services LLC:
             7.88% due 8/16/10............        61,914
  50,000   El Paso Energy, Corp.:
             6.75% due 5/15/09............        42,500
  15,000   Pennzoil Co.:
             10.25% due 11/1/05...........        17,500
 100,000 * Petronas Capital, Ltd.:
             7.88% due 5/22/22............       107,012
                                           -------------
                                                 343,114
                                           -------------
           PAPER/FOREST PRODUCTS - 0.25%
 100,000   International Paper Co.:
             7.50% due 5/15/04............       106,918
                                           -------------
           POLLUTION CONTROL - 0.11%
  50,000 * Waste Management, Inc.:
             7.75% due 5/15/32............        48,933
                                           -------------
           RAILROADS & EQUIPMENT - 0.26%
 100,000   Norfolk Southern Corp.:
             7.25% due 2/15/31............       112,323
                                           -------------
           REAL ESTATE - 0.25%
 100,000   EOP Operating LP:
             7.00% due 7/15/11............       106,524
                                           -------------
           RETAIL - 0.73%
  50,000   Delhaize America, Inc.:
             9.00% due 4/15/31............        49,066
 100,000   Kroger Co.:
             6.80% due 12/15/18...........       102,770
 100,000   Safeway, Inc.:
             6.15% due 3/1/06.............       106,609
  50,000   SUPERVALU, Inc.:
             7.88% due 8/1/09.............        54,595
                                           -------------
                                                 313,040
                                           -------------
           TELECOMMUNICATIONS - 1.28%
  50,000   AT&T Corp.:
             6.50% due 3/15/29............        39,814
  50,000   AT&T Wireless Services, Inc.:
             8.13% due 5/1/12.............        42,809
 100,000 * CenturyTel, Inc.:
             7.88% due 8/15/12............       101,986
 100,000   Citizens Communications Co.:
             7.63% due 8/15/08............        88,000

   PAR                                              MARKET
  VALUE                                             VALUE
--------------------------------------------------------------
           TELECOMMUNICATIONS - Continued
$ 50,000   France Telecom SA:
             7.75% due 3/1/11................... $      53,362
 100,000   Marconi, PLC:
             8.38% due 9/15/30..................        17,000
  30,000   MetroNet Communications Corp.:
             1.00% due 6/15/08..................         2,850
 100,000   Sprint Capital Corp.:
             6.00% due 1/15/07..................        83,500
  25,000   TELUS Corp.:
             8.00% due 6/1/11...................        19,000
 100,000   Verizon New York, Inc.:
             7.38% due 4/1/32...................        94,703
                                                 -------------
                                                       543,024
                                                 -------------
           UTILITIES - ELECTRIC - 1.30%
 100,000   Appalachian Power Co.:
             4.80% due 6/15/05..................        99,376
 100,000   Arizona Public Service Co.:
             6.50% due 3/1/12...................       103,643
 100,000   Constellation Energy Group, Inc.:
             6.13% due 9/1/09...................       100,745
  50,000   FirstEnergy Corp.:
             6.45% due 11/15/11.................        47,224
 100,000   Georgia Power Co.:
             6.20% due 2/1/06...................       105,906
  55,000   Pennsylvania Electric Co.:
             6.63% due 4/1/19...................        47,498
  50,000   Tampa Electric Co.:
             6.38% due 8/15/12..................        51,198
                                                 -------------
                                                       555,590
                                                 -------------
           UTILITIES - GAS, DISTRIBUTION - 0.63%
 250,000   Keyspan Corp.:
             6.15% due 6/1/06...................       266,552
                                                 -------------
           UTILITIES - MISCELLANEOUS - 0.09%
  50,000 * PSEG Energy Holdings, Inc.:
             8.63% due 2/15/08..................        37,500
                                                 -------------
           TOTAL CORPORATE BONDS
           (Cost $12,019,150)................... $  12,205,239
                                                 -------------

--------------------------------------------------------------------------------

42
            CORE BOND FUND - SCHEDULE OF INVESTMENTS - CONTINUED
                                                                August 31, 2002


   PAR                                          MARKET
  VALUE                                         VALUE
----------------------------------------------------------
           FOREIGN GOVERNMENT BONDS - 1.55%
$  100,000 Nova Scotia Province Canada:
             5.75% due 2/27/12.............. $     106,460
   100,000 Ontario Province Canada:
             5.13% due 7/17/12..............       103,719
   100,000 Quebec Province Canada - ADR:
             7.13% due 2/9/24...............       117,035
   100,000 Quebec Province Canada:
             5.00% due 7/17/09..............       103,469
   234,304 Republic of Columbia:
             9.75% due 4/9/11...............       227,275
                                             -------------
                                                   657,958
                                             -------------
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $636,153).................. $     657,958
                                             -------------
           UNITED STATES GOVERNMENT - 70.00%
           FEDERAL AGENCIES - 3.27%
           Federal Farm Credit Banks.:
    60,000   7.22% due 2/25/03..............        61,559
    85,000   6.75% due 7/7/09...............        98,285
    55,000   5.81% due 3/23/09..............        60,453
    75,000   5.32% due 12/23/08.............        80,348
   650,000   5.13% due 9/15/03..............       672,561
   550,000 Financing Corp. Strip:
             0.00% due 5/11/18..............       225,984
   180,000 Tennessee Valley Authority:
             5.63% due 1/18/11..............       191,529
                                             -------------
                                                 1,390,719
                                             -------------
           GOVERNMENT SPONSORED - 40.28%
           Federal Home Loan Mtg. Corp.:
    80,164   8.00% due 2/1/30...............        85,400
    32,575   8.00% due 7/1/30...............        34,702
   245,055   7.50% due 12/1/30..............       257,690
   399,381   7.00% due 11/1/16..............       421,970
 1,550,318   6.00% due 2/1/32...............     1,582,286
   993,082   6.00% due 3/1/32...............     1,013,559
   500,000   5.25% due 1/15/06..............       535,230
           Federal National Mtg. Assoc.:
    47,879   7.50% due 11/1/14..............        51,276
   705,000   7.13% due 6/15/10..............       831,089
 3,179,634   7.00% due 9/1/31...............     3,311,779
   300,000   6.63% due 11/15/30.............       343,308
   684,131   6.50% due 2/1/17...............       714,274

SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                             MARKET
  VALUE                                            VALUE
-------------------------------------------------------------
           GOVERNMENT SPONSORED - Continued
$  592,865   6.50% due 3/1/17.................. $     618,987
   658,995   6.50% due 4/1/29..................       681,645
 1,388,624   6.50% due 2/1/32..................     1,433,754
   500,000   6.00% due 12/15/05................       548,865
   323,732   6.00% due 12/1/16.................       334,658
   100,000   5.25% due 8/1/12..................       101,383
   300,000   4.75% due 3/15/04.................       312,300
   100,000   4.75% due 6/18/07.................       103,497
   750,000   3.50% due 9/15/04.................       767,798
 1,500,000 Federal National Mtg. Assoc. TBA:
             6.50% due 12/1/99.................     1,548,750
           Government National Mtg. Assoc.:
   180,646   8.00% due 4/15/30.................       192,840
   167,230   7.50% due 4/15/29.................       176,846
    60,547   7.50% due 10/15/29................        64,028
   372,673   7.50% due 11/15/30................       393,867
   315,850   7.00% due 9/15/28.................       330,850
   342,806   6.50% due 6/15/29.................       356,302
                                                -------------
                                                   17,148,933
                                                -------------
           UNITED STATES BONDS & NOTES - 26.45%
 1,100,000 United States Treasury Bond Strip:
             0.00% due 11/15/22................       369,017
           United States Treasury Bonds:
   860,000   6.00% due 2/15/26.................       961,721
   475,000   5.38% due 2/15/31.................       506,597
           United States Treasury Notes:
   500,000   7.25% due 5/15/04.................       543,805
   760,000   5.88% due 11/15/04................       819,310
   625,000   5.75% due 11/15/05................       685,156
   200,000   5.63% due 2/15/06.................       219,320
   315,000   5.25% due 5/15/04.................       332,164
   550,000   5.00% due 2/15/11.................       589,187
 1,455,000   5.00% due 8/15/11.................     1,556,384
   440,000   4.88% due 2/15/12.................       465,951
 1,020,000   4.75% due 11/15/08................     1,086,371
    20,000   4.38% due 5/15/07.................        21,062
   540,000   4.38% due 8/15/12.................       550,271
   150,000   3.63% due 3/31/04.................       153,873
   615,000   3.50% due 11/15/06................       627,152
   250,000   3.38% due 4/30/04.................       255,653
    50,000   3.25% due 12/31/03................        50,938
    50,000   3.25% due 5/31/04.................        51,043
    45,000   3.25% due 8/15/07.................        45,084

   PAR                                                         MARKET
  VALUE                                                        VALUE
-------------------------------------------------------------------------
           UNITED STATES BONDS & NOTES - Continued
$  175,000   3.00% due 1/31/04............................. $    177,734
   525,000   3.00% due 2/29/04.............................      533,363
   450,000   2.88% due 6/30/04.............................      456,327
   200,000   2.25% due 7/31/04.............................      200,484
                                                            ------------
                                                              11,257,967
                                                            ------------
           TOTAL UNITED STATES GOVERNMENT
           (Cost $28,686,611)..............................   29,797,619
                                                            ------------
           SHORT-TERM INVESTMENTS - 7.26%
           COMMERCIAL PAPER - 4.70%
 2,000,000 UBS Finance, Inc.,
             1.88% due 9/3/02..............................    1,999,791
                                                            ------------
           REPURCHASE AGREEMENT - 2.56%
 1,093,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.78%, dated
            08/30/2002, to be repurchased
            09/03/2002 in the amount of $1,093,216
            and collateralized by $1,120,000 of
            Federal Home Loan Bank, bearing
            interest at 3.10%, due 12/05/2003 and
            having an approximate value of
            $1,128,285.....................................    1,093,000
                                                            ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $3,092,791)...............................    3,092,791
                                                            ------------
           TOTAL INVESTMENTS
           (Cost $44,434,705) - 107.48%....................   45,753,607
                                                            ------------
           Other assets and liabilities, net - (7.48%)        (3,185,852)
                                                            ------------
           NET ASSETS - 100%............................... $ 42,567,755
                                                            ------------
           * Securities exempt from registration under
            Rule 144A of the Securities Act of 1933.
            These securities may be sold in
            transactions exempt from registration,
            normally to qualified institutional
            buyers. At August 31, 2002 the
            aggregate value of these securities was
            $822,230 representing 1.93% of the
            total net assets.
           ADR - American Depositary Receipt
           TBA - Securities purchased on a forward
                 commitment basis with an
                 approximate principal amount and no
                 definitive maturity date. The actual
                 principal and maturity date will be
                 determined upon settlement date.

--------------------------------------------------------------------------------

                                                                             43
August 31, 2002
                             MONEY MARKET II FUND


                        Average Annual Total Return/(a)/
                        --------------------------------
                        1 Year  3 Years Since Inception*
                        --------------------------------
                        1.63%    4.11%       4.31%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

           Money Market II Fund   NYC 30 Day CD Rate
           --------------------   ------------------
 9/21/98       $10,000.00             $10,000.00
12/31/98        10,164.64              10,121.60
 8/31/99
12/31/99        10,648.15              10,572.62
 8/31/00
12/29/00        11,289.99              11,082.76
 8/31/01
12/31/01        11,706.47              11,404.64
 8/31/02        11,809.30              11,516.70


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                      1. Federal National Mtg. Assoc.
                           2.07% due 10/03/2002...... 3.34%
                      2. Federal Home Loan Bank
                           1.85% due 08/14/2002...... 2.82%
                      3. Surrey Funding Corp.
                           1.80%, due 09/23/2002..... 2.82%
                      4. Federal Home Loan Mtg. Corp.
                           2.14% due 11/15/2002...... 2.81%
                      5. Federal National Mtg. Assoc.
                           1.76% due 09/04/2002...... 2.19%
                      6. Greyhawk Fund Corp.
                           2.10% due 10/08/2002...... 2.11%
                      7. ABSC Capital Corp.
                           1.81% due 10/15/2002...... 2.11%
                      8. Federal Home Loan Mtg. Corp.
                           1.88% due 12/20/2002...... 2.10%
                      9. Govco, Inc.
                           1.77% due 09/03/2002...... 1.69%
                     10. Dorada Finance, Inc.
                           1.95% due 03/21/2003...... 1.66%



--------------------------------------------------------------------------------

44
                MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS
                                                                August 31, 2002


   PAR                                                  MARKET
  VALUE                                                 VALUE
------------------------------------------------------------------
           COMMERCIAL PAPER - 85.50%
           ASSET BACKED COMMERCIAL PAPER - 44.66%
$1,500,000 ABSC Capital Corp.:
             1.81% due 10/15/02..................... $   1,496,682
           Amstel Funding Corp.:
 1,000,000   1.82% due 12/2/02......................       995,349
   500,000   1.79% due 9/16/02......................       499,627
           Atlantis One Funding Corp.:
 1,000,000   1.75% due 9/19/02......................       999,125
   500,000   1.75% due 9/26/02......................       499,392
           Barton Capital Corp.:
   536,000   1.76% due 9/25/02......................       535,371
 1,000,000   1.75% due 10/4/02......................       998,396
 1,000,000   1.73% due 9/17/02......................       999,231
 1,000,000 Ciesco LP:
             1.77% due 9/4/02.......................       999,852
           CXC, Inc.:
 1,000,000   1.78% due 9/6/02.......................       999,753
   500,000   1.75% due 9/20/02......................       499,538
 1,000,000 CXC, Inc. Years 3&4:
             1.77% due 10/10/02.....................       998,083
           Delaware Funding Corp.:
 1,000,000   1.75% due 9/17/02......................       999,222
 1,000,000   1.74% due 9/20/02......................       999,082
 1,500,000 Greyhawk Fund Corp.:
             2.10% due 10/8/02......................     1,496,762
           K2 USA, LLC:
 1,000,000   1.77% due 10/7/02......................       998,230
 1,000,000   1.77% due 11/1/02......................       997,001
   500,000   1.75% due 9/30/02......................       499,295
 1,050,000 Kittyhawk Funding Corp.:
             1.73% due 9/4/02.......................     1,049,849
           Quincy Capital Corp. Years 1&2:
 1,000,000   1.78% due 9/13/02......................       999,407
 1,000,000   1.75% due 9/30/02......................       998,590
 1,000,000 Silver Tower Us Funding, LLC:
             1.78% due 11/8/02......................       996,638
           Sunflowers Funding Corp.:
   500,000   1.77% due 10/1/02......................       499,263
 1,000,000   1.77% due 10/11/02.....................       998,033
 1,000,000   1.76% due 9/19/02......................       999,120
 1,000,000 Superior Funding Capital Corp. Years 3&4:
             1.76% due 9/23/02......................       998,924

SEE NOTES TO FINANCIAL STATEMENTS.

   PAR                                               MARKET
  VALUE                                              VALUE
---------------------------------------------------------------
           ASSET BACKED
           COMMERCIAL PAPER - Continued
$2,000,000 Surrey Funding Corp.:
             1.80% due 9/23/02................... $   1,997,800
           Sydney Capital, Inc. Years 3&4:
 1,000,000   1.82% due 12/11/02..................       994,894
 1,000,000   1.80% due 10/9/02...................       998,100
   615,000   1.80% due 10/15/02..................       613,647
 1,000,000 Tulip Funding Corp. Years 1&2:
             1.78% due 9/27/02...................       998,714
           Windmill Funding Corp.:
 1,000,000   1.76% due 10/8/02...................       998,191
 1,000,000   1.73% due 9/26/02...................       998,799
                                                  -------------
                                                     31,649,960
                                                  -------------
           FINANCIAL SERVICES - 13.21%
           Apreco, Inc.:
 1,000,000   1.76% due 10/11/02..................       998,044
 1,000,000   1.73% due 9/20/02...................       999,087
 1,189,000 Dorada Finance, Inc.:
             1.95% due 3/21/03...................     1,176,055
           Govco, Inc.:
 1,200,000   1.77% due 9/3/02....................     1,199,882
 1,000,000   1.73% due 10/4/02...................       998,414
 1,000,000 Grand Funding Corp. Years 1&2:
             1.77% due 9/25/02...................       998,820
           Sheffield Receivables Corp. Years 3&4:
 1,000,000   1.74% due 9/16/02...................       999,275
 1,000,000   1.73% due 9/3/02....................       999,904
 1,000,000 Sigma Finance, Inc. Years 1&2:
             1.85% due 1/14/03...................       993,063
                                                  -------------
                                                      9,362,544
                                                  -------------
           GOVERNMENT SPONSORED - 27.63%
 1,000,000 Federal Farm Credit Bks.:
             2.20% due 1/28/03...................       999,706
           Federal Home Loan Bank:
   500,000   7.25% due 12/12/02..................       506,846
 1,075,000   2.50% due 10/4/02...................     1,075,597
 1,000,000   2.25% due 8/14/03...................     1,000,000
 2,000,000   1.85% due 8/14/03...................     2,000,000

    PAR                                                  MARKET
   VALUE                                                 VALUE
------------------------------------------------------------------
            GOVERNMENT SPONSORED - Continued
            Federal Home Loan Mtg. Corp.:
$ 2,000,000   2.14% due 11/15/02..................... $  1,991,083
  1,000,000   1.88% due 12/11/02.....................      994,726
  1,500,000   1.88% due 12/20/02.....................    1,491,383
  1,130,000   1.86% due 9/30/02......................    1,128,307
  1,090,000   1.70% due 11/7/02......................    1,086,551
            Federal National Mtg. Assoc.:
    500,000   5.25% due 1/15/03......................      506,364
  1,000,000   2.09% due 12/13/02.....................      994,020
  2,368,000   2.07% due 10/3/02......................    2,363,749
  1,550,000   1.76% due 9/4/02.......................    1,549,773
  1,000,000   1.71% due 10/16/02.....................      997,862
    900,000   1.71% due 10/23/02.....................      897,784
                                                      ------------
                                                        19,583,751
                                                      ------------
            TOTAL COMMERCIAL PAPER
            (Cost $60,596,255).......................   60,596,255
                                                      ------------
            REPURCHASE AGREEMENT - 14.39%
$10,196,000 State Street Bank Joint Repurchase
             Agreement Account (see Note 6)
             (Cost $10,196,000)......................   10,196,000
                                                      ------------
            TOTAL INVESTMENTS
            (Cost $70,792,255) - 99.89%..............   70,792,255
            Other assets and liabilities, net - 0.11%       77,538
                                                      ------------
            NET ASSETS - 100%........................ $ 70,869,793
                                                      ------------


--------------------------------------------------------------------------------

                                                                             45
August 31, 2002
                       AGGRESSIVE GROWTH LIFESTYLE FUND


                       Average Annual Total Return/(a)/
                       ---------------------------------
                        1 Year  3 Years Since Inception*
                       ---------------------------------
                       (14.90%) (6.13%)      1.13%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

             Aggressive Growth
              Lifestyle Fund    Blended Index/(1)/   S&P 500 Index
             -----------------  ------------------   -------------
 9/21/98        $10,000.00           $10,000.00       $10,000.00
12/31/98         11,786.41            12,001.95        12,051.89
 8/31/99
12/31/99         15,321.22            14,556.72        14,588.45
 8/31/00
12/29/00         14,326.55            13,169.93        13,260.26
 8/31/01
12/31/01         12,540.49            11,623.06        11,684.33
 8/31/02         10,452.76             9,959.25         9,417.29

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

/(1)/The benchmark for the Fund is a blend of the Wilshire 5000 Total Market
     Index ("Wilshire") (65%), Morgan Stanley Capital International(R) Europe, Australasia, Far East (("EAFE") Index (25%), and Lehman Brothers Aggregate Index (10%).
MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund's returned (14.90%) for the fiscal year ending August 31, 2002. During this twelve month period the Fund's benchmark returned (13.72%), generating an underperformance of (1.18%) for the Fund versus its benchmark.

What were the dominant portfolio themes?
The dominant theme for the Fund is to maintain an optimal allocation between stocks and bonds and then within each asset class. Following this, the dominant portfolio theme is the allocation between funds and especially between growth and value equity funds since these styles' attributes have been a main driver for performance.

Which portfolio holdings most enhanced the Fund's performance?
The Fund is managed using a risk-controlled strategy and diversifying the holdings across a combination of funds such as Small Cap Growth Fund and Core Bond Fund. Bond funds have enhanced the Fund's return since bonds have fared much better than growth equity funds.

Were there any disappointments in the Fund?
The performance of the Small Cap Growth Fund was disappointing during the twelve months period ending August 31, 2002, and detracted from the total return of the Fund.

What is your outlook for the next fiscal period?
In this economic environment, it is extremely difficult to evaluate how the markets will perform in the near future. One could argue that economic recovery is on its way as shown by the strong consumer spending but at the same time confidence in corporate accounting is quite low and the equity markets do not seem to be able to absorb any economic news. The upcoming earnings season will hopefully bring positive earnings reports that should pull the market out of its decline.


--------------------------------------------------------------------------------

46
           AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS
                                                                August 31, 2002


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
--------------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 100.01%
          BOND FUND - 10.00%
  206,183 VCII Core Bond Fund......................... $  2,051,517
                                                       ------------
          INTERNATIONAL EQUITY FUND - 24.99%
  591,549 VCII International Growth II Fund...........    5,128,728
                                                       ------------
          LARGE CAP EQUITY FUNDS - 35.02%
  612,399 VCII Capital Appreciation Fund..............    4,109,197
  301,104 VCII Large Cap Value Fund...................    3,077,287
                                                       ------------
                                                          7,186,484
                                                       ------------
          MID CAP EQUITY FUNDS - 15.00%
  231,030 VCII Mid Cap Growth Fund....................    1,025,773
  174,746 VCII Mid Cap Value Fund.....................    2,053,266
                                                       ------------
                                                          3,079,039
                                                       ------------
          SMALL CAP EQUITY FUNDS - 15.00%
  277,237 VCII Small Cap Growth Fund..................    2,051,555
  102,269 VCII Small Cap Value Fund...................    1,026,781
                                                       ------------
                                                          3,078,336
                                                       ------------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $23,821,508) - 100.01%................   20,524,104
                                                       ------------
          Other assets less liabilities, net - (0.01%)       (2,049)
                                                       ------------
          NET ASSETS - 100.00%........................ $ 20,522,055
                                                       ------------


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                             47
August 31, 2002
                        MODERATE GROWTH LIFESTYLE FUND


                        Average Annual Total Return/(a)/
                        --------------------------------
                        1 Year  3 Years Since Inception*
                        --------------------------------
                        (8.62%) (1.09%)      3.95%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

           Moderate Growth
           Lifestyle Fund   Blended Index/(1)/  S&P 500 Index
           ---------------  ------------------  -------------
  9/21/98   $10,000.00          $10,000.00       $10,000.00
 12/31/98    11,589.88           11,543.98        12,051.89
  8/31/99
 12/31/99    13,770.13           13,400.16        14,588.45
  8/31/01
 12/29/00    13,692.28           12,746.56        13,260.26
  8/31/01
 12/31/01    12,913.02           11,880.92        11,684.33
  8/31/02    11,649.55           10,670.79         9,417.29


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

/(1)/The benchmark for the Fund is a blend of a combination of the Wilshire
     5000 Total Market Index ("Wilshire") (55%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") (15%) Index, and Lehman Brothers Aggregate Index (30%).
MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment
Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund returned (8.62%) for the fiscal year ending August 31, 2002. During this twelve months period the Fund's benchmark returned (9.09%), generating an outperformance of 0.47% for the Fund versus its benchmark.

What were the dominant portfolio themes?
The dominant theme for the Fund is to maintain an optimal allocation between stocks and bonds and then within each asset class. Following this, the dominant portfolio theme is the allocation between funds and especially between growth and value equity funds since these styles' attributes have been a main driver for performance.

Which portfolio holdings most enhanced the Fund's performance?
The Fund is managed using a risk-controlled strategy and diversifying the holdings across a combination of funds such as Small Cap Growth Fund and Core Bond Fund. Bond funds have enhanced the Fund return; bonds have fared much better than growth equity funds for example.

Were there any disappointments in the Fund?
The performance of Small Cap Growth Fund was disappointing during the twelve months period ending August 31, 2002, and detracted from the total return of the Fund.

What is your outlook for the next fiscal period?
In this economic environment, it is extremely difficult to evaluate how the markets will perform in the near future. One could argue that economic recovery is on its way as shown by the strong consumer spending but at the same time confidence in corporate accounting is quite low and the equity markets do not seem to be able to absorb any economic news. The coming earnings season will hopefully bring positive earnings reports that should pull the market out of its decline.

--------------------------------------------------------------------------------

48
           MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS
                                                                August 31, 2002


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 99.97%
          BOND FUNDS - 34.99%
1,077,195 VCII Core Bond Fund....................... $ 10,718,089
  261,929 VCII High Yield Bond Fund.................    1,786,356
                                                     ------------
                                                       12,504,445
                                                     ------------
          INTERNATIONAL EQUITY FUND - 17.99%
  741,697 VCII International Growth II Fund.........    6,430,517
                                                     ------------
          LARGE CAP EQUITY FUND - 24.99%
  586,586 VCII Capital Appreciation Fund............    3,935,992
  489,418 VCII Large Cap Value Fund.................    5,001,848
                                                     ------------
                                                        8,937,840
                                                     ------------
          MID CAP EQUITY FUND - 12.00%
  241,412 VCII Mid Cap Growth Fund..................    1,071,870
  273,885 VCII Mid Cap Value Fund...................    3,218,148
                                                     ------------
                                                        4,290,018
                                                     ------------
          SMALL CAP EQUITY FUND - 10.00%
  241,417 VCII Small Cap Growth Fund................    1,786,484
  178,103 VCII Small Cap Value Fund.................    1,788,154
                                                     ------------
                                                        3,574,638
                                                     ------------
          TOTAL AFFILIATED
          INVESTMENTS COMPANIES
          (Cost $38,879,565) - 99.97%...............   35,737,458
                                                     ------------
          Other assets less liabilities, net - 0.03%        9,564
                                                     ------------
          NET ASSETS - 100.00%...................... $ 35,747,022
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                             49
August 31, 2002
                      CONSERVATIVE GROWTH LIFESTYLE FUND


                        Average Annual Total Return/(a)/
                        --------------------------------
                        1 Year  3 Years Since Inception*
                        --------------------------------
                        (4.62%)  2.00%       5.41%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

            Conservative Growth
              Lifestyle Fund     Blended Index/(1)/  S&P 500 Index
            -------------------  ------------------  -------------
 9/21/98        $10,000.00            $10,000.00       $10,000.00
12/31/98         11,362.01             11,118.18        12,051.89
 8/31/99
12/31/99         12,875.69             12,346.78        14,588.45
 8/31/00
12/29/00         13,275.36             12,322.81        13,260.26
 8/31/01
12/31/01         13,045.76             12,062.94        11,684.33
 8/31/02         12,309.46             11,373.40         9,417.29




Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

The benchmark for the Lifestyle Fund is a blend of the Wilshire 5000 Total Market Index ("Wilshire") (42%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index (8%), and Lehman Brothers Aggregate Index (50%).
MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund returned (4.62%) for the fiscal year ending August 31, 2002. During this twelve months period the Fund's benchmark returned (4.32%), generating an underperformance of 0.30% for the Fund versus its benchmark.

What were the dominant portfolio themes?
The dominant theme for the Fund is to maintain an optimal allocation between stocks and bonds and then within each asset class. Following this, the dominant portfolio theme is the allocation between funds and especially between growth and value equity funds since these styles' attributes have been a main driver for performance.

Which portfolio holdings most enhanced the Fund's performance?
The Fund is managed using a risk-controlled strategy and diversifying the holdings across a combination of funds such as Small Cap Growth Fund and Core Bond Fund Growth. Bond funds have enhanced the Fund return; bonds have fared much better than growth equity funds for example.

Were there any disappointments in the Fund?
The Performance of Small Cap Growth Fund was disappointing during the twelve months period ending August 31, 2002, and detracted from the total return of the Fund.

What is your outlook for the next fiscal period?
In this economic environment, it is extremely difficult to evaluate how the markets will perform in the near future. One could argue that economic recovery is on its way as shown by the strong consumer spending but at the same time confidence in corporate accounting is quite low and the equity markets do not seem to be able to absorb any economic news. The coming earnings season will hopefully bring positive earnings reports that should pull the market out of its decline.

--------------------------------------------------------------------------------

50
         CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS
                                                                August 31, 2002


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
--------------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 100.01%
          BOND FUNDS - 55.01%
1,047,168 VCII Core Bond Fund......................... $ 10,419,325
  152,776 VCII High Yield Bond Fund...................    1,041,930
                                                       ------------
                                                         11,461,255
                                                       ------------
          INTERNATIONAL EQUITY FUND - 10.00%
  240,352 VCII International Growth II Fund...........    2,083,856
                                                       ------------
          LARGE CAP EQUITY FUND - 22.00%
  311,026 VCII Capital Appreciation Fund..............    2,086,984
  244,681 VCII Large Cap Value Fund...................    2,500,641
                                                       ------------
                                                          4,587,625
                                                       ------------
          MID CAP EQUITY FUND - 7.00%
   93,868 VCII Mid Cap Growth Fund....................      416,775
   88,751 VCII Mid Cap Value Fund.....................    1,042,824
                                                       ------------
                                                          1,459,599
                                                       ------------
          SMALL CAP EQUITY FUND - 6.00%
   84,482 VCII Small Cap Growth Fund..................      625,164
   62,329 VCII Small Cap Value Fund...................      625,783
                                                       ------------
                                                          1,250,947
                                                       ------------
          TOTAL AFFILIATED
          INVESTMENTS COMPANIES
          (Cost $21,918,518) - 100.01%................   20,843,282
                                                       ------------
          Other assets less liabilities, net - (0.01%)       (2,028)
                                                       ------------
          NET ASSETS - 100.00%........................ $ 20,841,254
                                                       ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                             51
                     STATEMENTS OF ASSETS AND LIABILITIES


                                                                  INTERNATIONAL     CAPITAL
                                                                    GROWTH II     APPRECIATION       MID CAP        SMALL CAP
                                                                      FUND            FUND         GROWTH FUND     GROWTH FUND
                                                                 --------------  --------------  --------------  --------------
ASSETS:
Investments, at market*......................................... $   28,580,130  $   26,356,545  $   23,480,404  $   26,235,407
Repurchase agreements, (cost equals market).....................      1,603,000         834,000       1,832,000               -
Foreign cash*...................................................         61,073               -             308               -
Cash............................................................        172,001             124             382          45,665
Receivable for:
  Investments sold..............................................        155,678               -         211,793         137,504
  Trust shares sold.............................................         18,317         110,674          83,900          94,612
  Securities sold short.........................................              -               -               -               -
  Dividends and interest........................................         81,701          24,963           4,051           5,693
  Daily variation margin on futures contracts...................              -               -               -               -
  Expenses reimbursements.......................................         38,569          48,272          15,651          36,447
  Losses realized on disposal of investments in violation of
   investment restrictions (Note 4).............................              -          59,273               -               -
Other assets....................................................          9,835          27,057           2,083           4,586
                                                                 --------------  --------------  --------------  --------------
TOTAL ASSETS....................................................     30,720,304      27,460,908      25,630,572      26,559,914
                                                                 --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased.........................................        404,773               -          47,282         678,912
  Securities sold short, at value**.............................              -               -               -               -
  Trust shares reacquired.......................................        130,843             868             393         753,003
  Interest on securities sold short.............................              -               -               -               -
  Custodian fee.................................................         18,254          11,985          11,994          11,689
  Professional fee..............................................          2,000           2,066           1,828           1,916
  Report to shareholders........................................          7,116           6,281           6,026           6,006
Payable to affiliates:
  Advisory fees.................................................         22,793          12,630          16,493          17,941
  Administrative services.......................................          6,331           5,741           5,398           5,277
  Accounting services...........................................          1,773           1,608           1,511           1,477
  Transfer agency fee...........................................          1,037           1,244           1,037           1,244
  Trustee fees..................................................         11,014          10,042           9,333           9,193
Accrued expenses and other liabilities..........................              -           2,178           2,523           1,255
                                                                 --------------  --------------  --------------  --------------
TOTAL LIABILITIES...............................................        605,934          54,643         103,818       1,487,913
                                                                 --------------  --------------  --------------  --------------
NET ASSETS...................................................... $   30,114,370  $   27,406,265  $   25,526,754  $   25,072,001
                                                                 --------------  --------------  --------------  --------------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.................... $       34,737  $       40,819  $       57,452  $       33,888
Additional paid in capital......................................     40,252,199      47,969,162      45,165,332      46,710,599
Undistributed/Accumulated net realized gain (loss) on securities     (6,594,715)    (11,726,820)    (15,203,110)    (12,258,446)
Undistributed/Accumulated net investment income (loss)..........         63,953             (18)           (834)              -
Unrealized appreciation (depreciation) of:
  Investments...................................................     (3,643,038)     (8,876,878)     (4,492,089)     (9,414,040)
  Securities sold short.........................................              -               -               -               -
  Futures contracts.............................................              -               -               -               -
  Foreign currency translation..................................          1,234               -               3               -
                                                                 --------------  --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................... $   30,114,370  $   27,406,265  $   25,526,754  $   25,072,001
                                                                 --------------  --------------  --------------  --------------
---------------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
  Outstanding...................................................      3,473,651       4,081,896       5,745,199       3,388,764
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...... $         8.67  $         6.71  $         4.44  $         7.40
*Identified cost
Investments securities.......................................... $   32,223,168  $   35,233,423  $   27,972,493  $   35,649,447
                                                                 --------------  --------------  --------------  --------------
Foreign cash.................................................... $       61,354  $            -  $          308  $            -
                                                                 --------------  --------------  --------------  --------------
**Proceeds from Securities sold short........................... $            -  $            -  $            -  $            -
                                                                 --------------  --------------  --------------  --------------

                                                                                                                    SOCIALLY
                                                                   LARGE CAP      MID CAP VALUE    SMALL CAP       RESPONSIBLE
                                                                   VALUE FUND         FUND         VALUE FUND         FUND
                                                                 --------------  --------------  --------------  --------------
ASSETS:
Investments, at market*......................................... $   28,064,346  $   90,583,564  $   43,239,151  $    9,270,918
Repurchase agreements, (cost equals market).....................              -       2,879,000       1,452,000         705,000
Foreign cash*...................................................              -           3,468               -               -
Cash............................................................          9,910             616              56             399
Receivable for:
  Investments sold..............................................              -               -         818,976               -
  Trust shares sold.............................................         72,348         196,739          75,370          17,243
  Securities sold short.........................................              -               -               -               -
  Dividends and interest........................................         57,378          61,490          63,877          10,515
  Daily variation margin on futures contracts...................              -               -               -              85
  Expenses reimbursements.......................................         23,569          96,023          17,874          26,407
  Losses realized on disposal of investments in violation of
   investment restrictions (Note 4).............................              -               -               -               -
Other assets....................................................          2,699          59,389           8,528           1,393
                                                                 --------------  --------------  --------------  --------------
TOTAL ASSETS....................................................     28,230,250      93,880,289      45,675,832      10,031,960
                                                                 --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased.........................................              -         468,082         432,004               -
  Securities sold short, at value**.............................              -               -               -               -
  Trust shares reacquired.......................................        146,692           2,310          12,614              83
  Interest on securities sold short.............................              -               -               -               -
  Custodian fee.................................................         11,991          11,000          11,958          12,000
  Professional fee..............................................          1,643           5,554           2,475             766
  Report to shareholders........................................          6,181          20,956          11,145           2,336
Payable to affiliates:
  Advisory fees.................................................         11,688          58,486          28,665           2,118
  Administrative services.......................................          5,844          19,495           9,555           2,118
  Accounting services...........................................          1,636           5,459           2,675             593
  Transfer agency fee...........................................          1,037           1,244           1,038             416
  Trustee fees..................................................         10,299          34,219          16,750           3,702
Accrued expenses and other liabilities..........................          3,045           8,690          22,559             121
                                                                 --------------  --------------  --------------  --------------
TOTAL LIABILITIES...............................................        200,056         635,495         551,438          24,253
                                                                 --------------  --------------  --------------  --------------
NET ASSETS...................................................... $   28,030,194  $   93,244,794  $   45,124,394  $   10,007,707
                                                                 --------------  --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.................... $       27,429  $       79,372  $       44,964  $       11,861
Additional paid in capital......................................     29,897,043     104,234,661      51,183,667      13,609,900
Undistributed/Accumulated net realized gain (loss) on securities       (935,782)     (2,602,114)         98,748        (841,062)
Undistributed/Accumulated net investment income (loss)..........          4,992          55,407          89,553           3,862
Unrealized appreciation (depreciation) of:
  Investments...................................................       (963,488)     (8,522,597)     (6,292,538)     (2,699,135)
  Securities sold short.........................................              -               -               -               -
  Futures contracts.............................................              -               -               -         (77,719)
  Foreign currency translation..................................              -              65               -               -
                                                                 --------------  --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................... $   28,030,194  $   93,244,794  $   45,124,394  $   10,007,707
                                                                 --------------  --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
  Outstanding...................................................      2,742,872       7,937,233       4,496,381       1,186,101
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...... $        10.22  $        11.75  $        10.04  $         8.44
*Identified cost
Investments securities.......................................... $   29,027,834  $   99,106,161  $   49,531,689  $   11,970,053
                                                                 --------------  --------------  --------------  --------------
Foreign cash.................................................... $            -  $        3,496  $            -  $            -
                                                                 --------------  --------------  --------------  --------------
**Proceeds from Securities sold short........................... $            -  $            -  $            -  $            -
                                                                 --------------  --------------  --------------  --------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

52
                STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
                                                                August 31, 2002



                                                                                                                     MONEY
                                                                   HIGH YIELD       STRATEGIC         CORE         MARKET II
                                                                   BOND FUND        BOND FUND       BOND FUND        FUND
                                                                 --------------  --------------  --------------  --------------
ASSETS:
Investments, at market*......................................... $   16,523,878  $   23,624,419  $   44,660,607  $   60,596,255
Repurchase agreements, (cost equals market).....................      2,228,000       2,078,000       1,093,000      10,196,000
Foreign cash*...................................................              -           6,819               -               -
Cash............................................................            661          25,131             662             772
Receivable for:
  Investments sold..............................................         54,594           1,069         428,226               -
  Trust shares sold.............................................         92,243          47,966          95,106         331,333
  Securities sold short.........................................         24,875               -               -               -
  Dividends and interest........................................        458,195         421,525         365,505          29,083
  Daily variation margin on futures contracts...................              -               -               -               -
  Expenses reimbursements.......................................         31,593          98,636          61,438          91,050
  Losses realized on disposal of investments in violation of
   investment restrictions (Note 4).............................              -               -               -               -
Other assets....................................................          1,667           1,641           4,046           1,921
                                                                 --------------  --------------  --------------  --------------
TOTAL ASSETS....................................................     19,415,706      26,305,206      46,708,590      71,246,414
                                                                 --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased.........................................        321,663          58,052       4,066,661               -
  Securities sold short, at value**.............................         25,125               -               -               -
  Trust shares reacquired.......................................            230           7,366           4,447         277,347
  Interest payable on securities sold short.....................            178               -               -               -
  Custodian fee.................................................         11,968          33,426          11,932          11,007
  Professional fee..............................................          1,230           1,405           2,492           4,124
  Report to shareholders........................................          4,498           6,010           9,384          15,000
Payable to affiliates:
  Advisory fees.................................................         11,170          13,053          17,689          14,988
  Administrative services.......................................          3,989           5,436           8,844          14,988
  Accounting services...........................................          1,117           1,522           2,476           4,197
  Transfer agency fee...........................................          1,244             830           1,244             415
  Trustee fees..................................................          7,021           9,589          15,659          26,616
Accrued expenses and other liabilities..........................              -           1,058               7           7,939
                                                                 --------------  --------------  --------------  --------------
TOTAL LIABILITIES...............................................        389,433         137,747       4,140,835         376,621
                                                                 --------------  --------------  --------------  --------------
NET ASSETS...................................................... $   19,026,273  $   26,167,459  $   42,567,755  $   70,869,793
                                                                 --------------  --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.................... $       27,887  $       28,102  $       42,800  $      708,698
Additional paid in capital......................................     23,968,484      27,304,680      41,624,717      70,161,095
Undistributed/Accumulated net realized gain (loss) on securities     (2,944,100)       (863,743)       (418,664)              -
Undistributed/Accumulated net investment income (loss)..........         31,617           8,485               -               -
Unrealized appreciation (depreciation) of:
  Investments...................................................     (2,057,365)       (310,369)      1,318,902               -
  Securities sold short.........................................           (250)              -               -               -
  Futures contracts.............................................              -               -               -               -
  Foreign currency translation..................................              -             304               -               -
                                                                 --------------  --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................... $   19,026,273  $   26,167,459  $   42,567,755  $   70,869,793
                                                                 --------------  --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
  Outstanding...................................................      2,788,711       2,810,215       4,279,947      70,869,793
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...... $         6.82  $         9.31  $         9.95  $         1.00
*Identified cost
Investments securities.......................................... $   18,581,243  $   23,934,788  $   43,341,705  $   60,596,255
                                                                 --------------  --------------  --------------  --------------
Foreign cash.................................................... $            -  $            -  $            -  $            -
                                                                 --------------  --------------  --------------  --------------
**Proceeds from Securities sold short........................... $       24,275  $            -  $            -  $            -
                                                                 --------------  --------------  --------------  --------------

                                                                   AGGRESSIVE       MODERATE      CONSERVATIVE
                                                                     GROWTH          GROWTH          GROWTH
                                                                   LIFESTYLE        LIFESTYLE      LIFESTYLE
                                                                      FUND            FUND            FUND
                                                                 --------------  --------------  --------------
ASSETS:
Investments, at market*......................................... $   20,524,104  $   35,737,458  $   20,843,282
Repurchase agreements, (cost equals market).....................              -               -               -
Foreign cash*...................................................              -               -               -
Cash............................................................            212             808             310
Receivable for:
  Investments sold..............................................         32,960           1,961          16,631
  Trust shares sold.............................................         37,164         267,876          41,555
  Securities sold short.........................................              -               -               -
  Dividends and interest........................................              -               -               -
  Daily variation margin on futures contracts...................              -               -               -
  Expenses reimbursements.......................................              -           6,554               -
  Losses realized on disposal of investments in violation of
   investment restrictions (Note 4).............................              -               -               -
Other assets....................................................              -           5,173               -
                                                                 --------------  --------------  --------------
TOTAL ASSETS....................................................     20,594,440      36,019,830      20,901,778
                                                                 --------------  --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased.........................................         69,465         264,045          29,306
  Securities sold short, at value**.............................              -               -               -
  Trust shares reacquired.......................................            659           5,792          28,880
  Interest payable on securities sold short.....................              -               -               -
  Custodian fee.................................................              -               -               -
  Professional fee..............................................              -               -               -
  Report to shareholders........................................              -               -               -
Payable to affiliates:
  Advisory fees.................................................          2,261           2,971           2,338
  Administrative services.......................................              -               -               -
  Accounting services...........................................              -               -               -
  Transfer agency fee...........................................              -               -               -
  Trustee fees..................................................              -               -               -
Accrued expenses and other liabilities..........................              -               -               -
                                                                 --------------  --------------  --------------
TOTAL LIABILITIES...............................................         72,385         272,808          60,524
                                                                 --------------  --------------  --------------
NET ASSETS...................................................... $   20,522,055  $   35,747,022  $   20,841,254
                                                                 --------------  --------------  --------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share.................... $       27,632  $       40,028  $       23,861
Additional paid in capital......................................     28,596,990      43,995,762      24,135,826
Undistributed/Accumulated net realized gain (loss) on securities     (4,814,202)     (5,164,434)     (2,256,513)
Undistributed/Accumulated net investment income (loss)..........          9,039          17,773          13,316
Unrealized appreciation (depreciation) of:
  Investments...................................................     (3,297,404)     (3,142,107)     (1,075,236)
  Securities sold short.........................................              -               -               -
  Futures contracts.............................................              -               -               -
  Foreign currency translation..................................              -               -               -
                                                                 --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................... $   20,522,055  $   35,747,022  $   20,841,254
                                                                 --------------  --------------  --------------
----------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000
  Outstanding...................................................      2,763,196       4,002,762       2,386,127
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...... $         7.43  $         8.93  $         8.73
*Identified cost
Investments securities.......................................... $   23,821,508  $   38,879,565  $   21,918,518
                                                                 --------------  --------------  --------------
Foreign cash.................................................... $            -  $            -  $            -
                                                                 --------------  --------------  --------------
**Proceeds from Securities sold short........................... $            -  $            -  $            -
                                                                 --------------  --------------  --------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                             53
For the Year Ended August 31, 2002
                           STATEMENTS OF OPERATIONS


                                                                                         INTERNATIONAL   CAPITAL
                                                                                           GROWTH II   APPRECIATION    MID CAP
                                                                                             FUND          FUND      GROWTH FUND
                                                                                         ------------- ------------ ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $62,922 for International Growth II Fund)  $   508,632  $   207,549  $     66,115
Interest................................................................................       23,051       25,872        42,022
                                                                                          -----------  -----------  ------------
  Total investment Income...............................................................      531,683      233,421       108,137
                                                                                          -----------  -----------  ------------
EXPENSES:
Advisory fees...........................................................................      271,068      169,336       218,940
Custodian fees..........................................................................      122,187       46,846        62,309
Stockholder service fees................................................................       75,297       76,972        68,419
Professional fees.......................................................................       16,820       12,659         5,927
Report to shareholders..................................................................       26,638       23,932        22,588
Trustees' fees and expenses.............................................................       11,764       12,335        10,922
Trustees' retirement....................................................................       11,843       10,739        10,097
Accounting services.....................................................................       21,318       24,291        23,092
Transfer agency fees....................................................................        3,350        3,992         3,259
Interest expense on securities sold short...............................................            -            -             -
Miscellaneous...........................................................................        4,214        3,534         7,680
                                                                                          -----------  -----------  ------------
  Total expenses........................................................................      564,499      384,636       433,233
                                                                                          -----------  -----------  ------------
  Expense reimbursements................................................................     (260,730)    (122,950)     (200,714)
  Fees paid indirectly (Note 7).........................................................       (4,752)           -             -
                                                                                          -----------  -----------  ------------
  Net expenses..........................................................................      299,017      261,686       232,519
                                                                                          -----------  -----------  ------------
NET INVESTMENT INCOME (LOSS)............................................................      232,666      (28,265)     (124,382)
                                                                                          -----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities and foreign currencies:
  Investments...........................................................................   (4,406,991)  (6,945,046)  (11,008,961)
  Capital gain distribution.............................................................            -            -             -
  Futures contracts.....................................................................            -       89,808             -
  Foreign currency transactions.........................................................     (244,118)           -        (3,714)
  Reimbursements for losses realized on the disposal of investments in violation of
   investment restrictions (Note 4).....................................................            -       73,506             -
                                                                                          -----------  -----------  ------------
                                                                                           (4,651,109)  (6,781,732)  (11,012,675)
                                                                                          -----------  -----------  ------------
Net unrealized appreciation (depreciation) of securities and foreign currencies:
  Investments...........................................................................      789,595   (2,386,571)    1,927,424
  Securities sold short.................................................................            -            -             -
  Futures contracts.....................................................................            -        1,593             -
  Foreign currency translation..........................................................          732            -           (21)
                                                                                          -----------  -----------  ------------
                                                                                              790,327   (2,384,978)    1,927,403
                                                                                          -----------  -----------  ------------
    Net realized and unrealized gain (loss) on securities and foreign currencies........   (3,860,782)  (9,166,710)   (9,085,272)
                                                                                          -----------  -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $(3,628,116) $(9,194,975) $ (9,209,654)
                                                                                          -----------  -----------  ------------

                                                                                           SMALL CAP    LARGE CAP     MID CAP
                                                                                          GROWTH FUND   VALUE FUND   VALUE FUND
                                                                                         ------------  -----------  ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $62,922 for International Growth II Fund) $     89,212  $   437,574  $  1,034,344
Interest................................................................................       25,665        8,674        92,565
                                                                                         ------------  -----------  ------------
  Total investment Income...............................................................      114,877      446,248     1,126,909
                                                                                         ------------  -----------  ------------
EXPENSES:
Advisory fees...........................................................................      242,596      125,007       632,750
Custodian fees..........................................................................       57,007       61,170        69,805
Stockholder service fees................................................................       71,352       62,503       210,963
Professional fees.......................................................................        8,350        5,589        16,079
Report to shareholders..................................................................       21,418       18,518        67,245
Trustees' fees and expenses.............................................................       11,575        9,687        32,841
Trustees' retirement....................................................................        9,871       10,931        36,468
Accounting services.....................................................................       20,958       19,305        62,226
Transfer agency fees....................................................................        3,957        3,230         4,143
Interest expense on securities sold short...............................................            -            -             -
Miscellaneous...........................................................................        2,851        5,035         4,730
                                                                                         ------------  -----------  ------------
  Total expenses........................................................................      449,935      320,975     1,137,250
                                                                                         ------------  -----------  ------------
  Expense reimbursements................................................................     (118,813)    (118,744)     (251,880)
  Fees paid indirectly (Note 7).........................................................       (1,426)           -       (55,346)
                                                                                         ------------  -----------  ------------
  Net expenses..........................................................................      329,696      202,231       830,024
                                                                                         ------------  -----------  ------------
NET INVESTMENT INCOME (LOSS)............................................................     (214,819)     244,017       296,885
                                                                                         ------------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities and foreign currencies:
  Investments...........................................................................   (6,519,134)    (770,532)   (2,383,426)
  Capital gain distribution.............................................................            -            -             -
  Futures contracts.....................................................................            -            -             -
  Foreign currency transactions.........................................................           75            -       (10,794)
  Reimbursements for losses realized on the disposal of investments in violation of
   investment restrictions (Note 4).....................................................            -            -             -
                                                                                         ------------  -----------  ------------
                                                                                           (6,519,059)    (770,532)   (2,394,220)
                                                                                         ------------  -----------  ------------
Net unrealized appreciation (depreciation) of securities and foreign currencies:
  Investments...........................................................................   (3,450,341)  (1,435,140)   (9,044,649)
  Securities sold short.................................................................            -            -             -
  Futures contracts.....................................................................            -            -             -
  Foreign currency translation..........................................................            -            -            65
                                                                                         ------------  -----------  ------------
                                                                                           (3,450,341)  (1,435,140)   (9,044,584)
                                                                                         ------------  -----------  ------------
    Net realized and unrealized gain (loss) on securities and foreign currencies........   (9,969,400)  (2,205,672)  (11,438,804)
                                                                                         ------------  -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $(10,184,219) $(1,961,655) $(11,141,919)
                                                                                         ------------  -----------  ------------

                                                                                                       SOCIALLY
                                                                                          SMALL CAP   RESPONSIBLE
                                                                                          VALUE FUND     FUND
                                                                                         -----------  -----------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $62,922 for International Growth II Fund) $   660,661  $   145,076
Interest................................................................................      42,940       12,424
                                                                                         -----------  -----------
  Total investment Income...............................................................     703,601      157,500
                                                                                         -----------  -----------
EXPENSES:
Advisory fees...........................................................................     284,222       28,513
Custodian fees..........................................................................      61,416       47,287
Stockholder service fees................................................................      94,894       28,513
Professional fees.......................................................................       9,088        4,425
Report to shareholders..................................................................      32,132        7,865
Trustees' fees and expenses.............................................................      14,404        4,771
Trustees' retirement....................................................................      17,874        3,963
Accounting services.....................................................................      28,042        9,016
Transfer agency fees....................................................................       3,251        1,352
Interest expense on securities sold short...............................................           -            -
Miscellaneous...........................................................................      33,489          282
                                                                                         -----------  -----------
  Total expenses........................................................................     578,812      135,987
                                                                                         -----------  -----------
  Expense reimbursements................................................................    (218,841)     (71,553)
  Fees paid indirectly (Note 7).........................................................      (5,612)           -
                                                                                         -----------  -----------
  Net expenses..........................................................................     354,359       64,434
                                                                                         -----------  -----------
NET INVESTMENT INCOME (LOSS)............................................................     349,242       93,066
                                                                                         -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities and foreign currencies:
  Investments...........................................................................     148,272     (534,716)
  Capital gain distribution.............................................................           -            -
  Futures contracts.....................................................................     (90,699)    (117,225)
  Foreign currency transactions.........................................................           -            -
  Reimbursements for losses realized on the disposal of investments in violation of
   investment restrictions (Note 4).....................................................           -            -
                                                                                         -----------  -----------
                                                                                              57,573     (651,941)
                                                                                         -----------  -----------
Net unrealized appreciation (depreciation) of securities and foreign currencies:
  Investments...........................................................................  (6,843,691)  (1,720,014)
  Securities sold short.................................................................           -            -
  Futures contracts.....................................................................      64,475      (18,841)
  Foreign currency translation..........................................................           -            -
                                                                                         -----------  -----------
                                                                                          (6,779,216)  (1,738,855)
                                                                                         -----------  -----------
    Net realized and unrealized gain (loss) on securities and foreign currencies........  (6,721,643)  (2,390,796)
                                                                                         -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................... $(6,372,401) $(2,297,730)
                                                                                         -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

54
                     STATEMENTS OF OPERATIONS - CONTINUED
                                             For the year ended August 31, 2002





                                                                                          HIGH YIELD   STRATEGIC   CORE BOND
                                                                                          BOND FUND    BOND FUND     FUND
                                                                                         -----------  ----------  ----------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $62,922 for International Growth II Fund) $    59,446  $   26,104  $        -
Interest................................................................................   1,942,650   1,596,927   2,166,302
                                                                                         -----------  ----------  ----------
  Total investment Income...............................................................   2,002,096   1,623,031   2,166,302
                                                                                         -----------  ----------  ----------
EXPENSES:
Advisory fees...........................................................................     129,907     128,560     189,535
Custodian fees..........................................................................      52,248      95,736      48,582
Shareholder service fees................................................................      46,394      54,561      94,767
Professional fees.......................................................................       4,413       4,288       7,206
Report to shareholders..................................................................      13,623      17,402      27,197
Trustees' fees and expenses.............................................................       7,328       8,175      14,795
Trustees' retirement....................................................................       7,463      10,169      16,545
Accounting services.....................................................................      13,459      16,047      27,552
Transfer agency fees....................................................................       3,738       2,557       3,960
Interest expense on securities sold short...............................................          63           -           -
Miscellaneous...........................................................................         560       3,820       1,046
                                                                                         -----------  ----------  ----------
  Total expenses........................................................................     279,196     341,315     431,185
                                                                                         -----------  ----------  ----------
  Expense reimbursements................................................................     (94,859)   (149,383)   (139,277)
  Fees paid indirectly (Note 7).........................................................           -           -           -
                                                                                         -----------  ----------  ----------
  Net expenses..........................................................................     184,337     191,932     291,908
                                                                                         -----------  ----------  ----------
NET INVESTMENT INCOME (LOSS)............................................................   1,817,759   1,431,099   1,874,394
                                                                                         -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities and foreign currencies:
  Investments...........................................................................  (1,644,023)   (417,978)   (259,986)
  Capital gain distribution.............................................................           -           -           -
  Futures contracts.....................................................................           -           -           -
  Foreign currency transactions.........................................................           -        (816)          -
  Reimbursements for losses realized on the disposal of investments in violation of
   investment restrictions (Note 4).....................................................           -           -           -
                                                                                         -----------  ----------  ----------
                                                                                          (1,644,023)   (418,795)   (259,986)
                                                                                         -----------  ----------  ----------
Net unrealized appreciation (depreciation) of securities and foreign currencies:
  Investments...........................................................................  (1,756,382)   (515,881)    657,374
  Securities sold short.................................................................        (250)          -           -
  Futures contracts.....................................................................           -           -           -
  Foreign currency translation..........................................................           -        (109)          -
                                                                                         -----------  ----------  ----------
                                                                                          (1,756,632)   (515,990)    657,374
                                                                                         -----------  ----------  ----------
    Net realized and unrealized gain (loss) on securities and foreign currencies........  (3,400,655)   (934,785)    397,388
                                                                                         -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................. $(1,582,896) $  496,314  $2,271,782
                                                                                         -----------  ----------  ----------

                                                                                                      AGGRESSIVE   MODERATE
                                                                                            MONEY       GROWTH      GROWTH
                                                                                          MARKET II   LIFESTYLE    LIFESTYLE
                                                                                            FUND         FUND        FUND
                                                                                         ----------  -----------  -----------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $62,922 for International Growth II Fund) $        -  $   151,420  $   764,651
Interest................................................................................  1,362,808          229        1,467
                                                                                         ----------  -----------  -----------
  Total investment Income...............................................................  1,362,808      151,649      766,118
                                                                                         ----------  -----------  -----------
EXPENSES:
Advisory fees...........................................................................    157,183       21,135       35,901
Custodian fees..........................................................................     44,119            -            -
Shareholder service fees................................................................    157,183            -            -
Professional fees.......................................................................     13,258            -            -
Report to shareholders..................................................................     47,474            -            -
Trustees' fees and expenses.............................................................     24,028            -            -
Trustees' retirement....................................................................     28,037            -            -
Accounting services.....................................................................     44,856            -
Transfer agency fees....................................................................      1,640            -            -
Interest expense on securities sold short...............................................          -            -            -
Miscellaneous...........................................................................      1,955            -            -
                                                                                         ----------  -----------  -----------
  Total expenses........................................................................    519,733       21,135       35,901
                                                                                         ----------  -----------  -----------
  Expense reimbursements................................................................   (167,412)           -            -
  Fees paid indirectly (Note 7).........................................................          -            -            -
                                                                                         ----------  -----------  -----------
  Net expenses..........................................................................    352,321       21,135       35,901
                                                                                         ----------  -----------  -----------
NET INVESTMENT INCOME (LOSS)............................................................  1,010,487      130,514      730,217
                                                                                         ----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities and foreign currencies:
  Investments...........................................................................          -   (2,399,573)  (2,606,986)
  Capital gain distribution.............................................................          -      111,281      220,842
  Futures contracts.....................................................................          -            -            -
  Foreign currency transactions.........................................................          -            -            -
  Reimbursements for losses realized on the disposal of investments in violation of
   investment restrictions (Note 4).....................................................          -            -            -
                                                                                         ----------  -----------  -----------
                                                                                                  -   (2,288,292)  (2,386,144)
                                                                                         ----------  -----------  -----------
Net unrealized appreciation (depreciation) of securities and foreign currencies:
  Investments...........................................................................          -   (1,226,505)  (1,412,908)
  Securities sold short.................................................................          -            -            -
  Futures contracts.....................................................................          -            -            -
  Foreign currency translation..........................................................          -            -            -
                                                                                         ----------  -----------  -----------
                                                                                                  -   (1,226,505)  (1,412,908)
                                                                                         ----------  -----------  -----------
    Net realized and unrealized gain (loss) on securities and foreign currencies........          -   (3,514,797)  (3,799,052)
                                                                                         ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................. $1,010,487  $(3,384,283) $(3,068,835)
                                                                                         ----------  -----------  -----------

                                                                                         CONSERVATIVE
                                                                                            GROWTH
                                                                                          LIFESTYLE
                                                                                             FUND
                                                                                         ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $62,922 for International Growth II Fund) $   639,804
Interest................................................................................         313
                                                                                         -----------
  Total investment Income...............................................................     640,117
                                                                                         -----------
EXPENSES:
Advisory fees...........................................................................      21,209
Custodian fees..........................................................................           -
Shareholder service fees................................................................           -
Professional fees.......................................................................           -
Report to shareholders..................................................................           -
Trustees' fees and expenses.............................................................           -
Trustees' retirement....................................................................           -
Accounting services.....................................................................           -
Transfer agency fees....................................................................           -
Interest expense on securities sold short...............................................           -
Miscellaneous...........................................................................           -
                                                                                         -----------
  Total expenses........................................................................      21,209
                                                                                         -----------
  Expense reimbursements................................................................           -
  Fees paid indirectly (Note 7).........................................................           -
                                                                                         -----------
  Net expenses..........................................................................      21,209
                                                                                         -----------
NET INVESTMENT INCOME (LOSS)............................................................     618,908
                                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on securities and foreign currencies:
  Investments...........................................................................  (1,049,874)
  Capital gain distribution.............................................................     120,028
  Futures contracts.....................................................................           -
  Foreign currency transactions.........................................................           -
  Reimbursements for losses realized on the disposal of investments in violation of
   investment restrictions (Note 4).....................................................           -
                                                                                         -----------
                                                                                            (929,846)
                                                                                         -----------
Net unrealized appreciation (depreciation) of securities and foreign currencies:
  Investments...........................................................................    (624,895)
  Securities sold short.................................................................           -
  Futures contracts.....................................................................           -
  Foreign currency translation..........................................................           -
                                                                                         -----------
                                                                                            (624,895)
                                                                                         -----------
    Net realized and unrealized gain (loss) on securities and foreign currencies........  (1,554,741)
                                                                                         -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................. $  (935,833)
                                                                                         -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                             55
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                     INTERNATIONAL
                                                                    GROWTH II FUND        CAPITAL APPRECIATION FUND
                                                              --------------------------  -------------------------
                                                                  For the Fiscal Year        For the Fiscal Year
                                                                   Ended August 31,            Ended August 31,
                                                              --------------------------  -------------------------
                                                                  2002          2001          2002         2001
                                                              ------------  ------------  -----------  ------------
OPERATIONS:
Net investment income (loss)................................. $    232,666  $    221,664  $   (28,265) $    (49,084)
Net realized gain (loss) on securities and foreign currencies   (4,651,109)   (2,058,308)  (6,781,732)   (4,774,457)
Capital gain distributions...................................            -             -            -             -
Net unrealized appreciation (depreciation) of securities and
  foreign currencies.........................................      790,327    (5,874,723)  (2,384,978)  (14,360,713)

                                                              ------------  ------------  -----------  ------------
  Increase (decrease) in net assets resulting from
   operations................................................   (3,628,116)   (7,711,367)  (9,194,975)  (19,184,254)

                                                              ------------  ------------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................      (43,693)      (59,030)        (325)       (6,800)
Net realized gain on securities..............................            -    (1,503,938)           -    (1,358,511)
Return of capital............................................            -             -            -      (265,332)

                                                              ------------  ------------  -----------  ------------
 Decrease in net assets resulting from distributions to
   shareholders..............................................      (43,693)   (1,562,968)        (325)   (1,630,643)

                                                              ------------  ------------  -----------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   40,170,315    37,704,901   15,422,787    24,507,344
Reinvestment of distributions................................       43,693     1,562,968          325     1,630,643
Cost of shares reacquired....................................  (34,785,203)  (13,351,367)  (9,218,357)  (10,909,157)

                                                              ------------  ------------  -----------  ------------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................    5,428,805    25,916,502    6,204,755    15,228,830

                                                              ------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    1,756,996    16,642,167   (2,990,545)   (5,586,067)
NET ASSETS:
Beginning of year............................................   28,357,374    11,715,207   30,396,810    35,982,877

                                                              ------------  ------------  -----------  ------------
End of year.................................................. $ 30,114,370  $ 28,357,374  $27,406,265  $ 30,396,810

                                                              ------------  ------------  -----------  ------------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $     63,953  $    (67,326) $       (18) $       (272)
                                                              ------------  ------------  -----------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................    4,245,759     3,094,526    1,941,426     2,090,480
Issued for distributions invested............................        4,364       130,023           35       142,257
Reacquired...................................................   (3,620,463)   (1,172,507)  (1,194,619)     (933,043)

                                                              ------------  ------------  -----------  ------------
 Increase (decrease) in trust shares outstanding.............      629,660     2,052,042      746,842     1,299,694
Trust shares outstanding:
 Beginning of year...........................................    2,843,991       791,949    3,335,054     2,035,360

                                                              ------------  ------------  -----------  ------------
 End of year.................................................    3,473,651     2,843,991    4,081,896     3,335,054

                                                              ------------  ------------  -----------  ------------

                                                                  MID CAP GROWTH FUND        SMALL CAP GROWTH FUND
                                                              --------------------------  --------------------------
                                                                  For the Fiscal Year         For the Fiscal Year
                                                                   Ended August 31,            Ended August 31,
                                                              --------------------------  --------------------------
                                                                  2002          2001          2002          2001
                                                              ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)................................. $   (124,382) $    (26,049) $   (214,819) $   (137,675)
Net realized gain (loss) on securities and foreign currencies  (11,012,675)   (1,872,632)   (6,519,059)   (5,648,615)
Capital gain distributions...................................            -             -             -             -
Net unrealized appreciation (depreciation) of securities and
  foreign currencies.........................................    1,927,403    (9,254,518)   (3,450,341)  (12,055,514)

                                                              ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations................................................   (9,209,654)  (11,153,199)  (10,184,219)  (17,841,804)

                                                              ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................            -       (23,235)            -             -
Net realized gain on securities..............................            -    (3,395,111)            -    (3,686,751)
Return of capital............................................            -       (84,172)            -             -

                                                              ------------  ------------  ------------  ------------
 Decrease in net assets resulting from distributions to
   shareholders..............................................            -    (3,502,518)            -    (3,686,751)

                                                              ------------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   15,926,216    25,238,753    16,582,990    22,950,734
Reinvestment of distributions................................            -     3,502,518             -     3,686,751
Cost of shares reacquired....................................   (4,466,415)   (3,579,390)   (8,849,593)  (11,585,621)

                                                              ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................   11,459,801    25,161,881     7,733,397    15,051,864

                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    2,250,147    10,506,164    (2,450,822)   (6,476,691)
NET ASSETS:
Beginning of year............................................   23,276,607    12,770,443    27,522,823    33,999,514

                                                              ------------  ------------  ------------  ------------
End of year.................................................. $ 25,526,754  $ 23,276,607  $ 25,072,001  $ 27,522,823

                                                              ------------  ------------  ------------  ------------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $       (834) $       (942) $          -  $          -
                                                              ------------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................    2,812,734     2,928,558     1,761,696     1,638,560
Issued for distributions invested............................            -       407,872             -       286,238
Reacquired...................................................     (821,052)     (366,184)     (946,899)     (813,677)

                                                              ------------  ------------  ------------  ------------
 Increase (decrease) in trust shares outstanding.............    1,991,682     2,970,246       814,797     1,111,121
Trust shares outstanding:
 Beginning of year...........................................    3,753,517       783,271     2,573,967     1,462,846

                                                              ------------  ------------  ------------  ------------
 End of year.................................................    5,745,199     3,753,517     3,388,764     2,573,967

                                                              ------------  ------------  ------------  ------------

                                                                LARGE CAP VALUE FUND
                                                              ------------------------
                                                                 For the Fiscal Year
                                                                  Ended August 31,
                                                              ------------------------
                                                                  2002         2001
                                                              -----------  -----------
OPERATIONS:
Net investment income (loss)................................. $   244,017  $   148,879
Net realized gain (loss) on securities and foreign currencies    (770,532)     (72,730)
Capital gain distributions...................................           -            -
Net unrealized appreciation (depreciation) of securities and
  foreign currencies.........................................  (1,435,140)    (473,382)

                                                              -----------  -----------
  Increase (decrease) in net assets resulting from
   operations................................................  (1,961,655)    (397,233)

                                                              -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................    (239,190)    (136,431)
Net realized gain on securities..............................           -      (74,459)
Return of capital............................................           -      (42,898)

                                                              -----------  -----------
 Decrease in net assets resulting from distributions to
   shareholders..............................................    (239,190)    (253,788)

                                                              -----------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................  17,820,931   16,292,687
Reinvestment of distributions................................     239,190      253,788
Cost of shares reacquired....................................  (8,310,808)  (6,497,907)

                                                              -----------  -----------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................   9,749,313   10,048,568

                                                              -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   7,548,468    9,397,547
NET ASSETS:
Beginning of year............................................  20,481,726   11,084,179

                                                              -----------  -----------
End of year.................................................. $28,030,194  $20,481,726

                                                              -----------  -----------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $     4,992  $         -
                                                              -----------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................   1,653,322    1,440,854
Issued for distributions invested............................      22,030       22,737
Reacquired...................................................    (778,417)    (573,001)

                                                              -----------  -----------
 Increase (decrease) in trust shares outstanding.............     896,935      890,590
Trust shares outstanding:
 Beginning of year...........................................   1,845,937      955,347

                                                              -----------  -----------
 End of year.................................................   2,742,872    1,845,937

                                                              -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

56
                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                  MID CAP VALUE FUND         SMALL CAP VALUE FUND
                                                              --------------------------  -------------------------
                                                                  For the Fiscal Year        For the Fiscal Year
                                                                   Ended August 31,            Ended August 31,
                                                              --------------------------  -------------------------
                                                                   2002          2001         2002          2001
                                                              -------------  -----------  ------------  -----------
OPERATIONS:
Net investment income (loss)................................. $     296,885  $   270,751  $    349,242  $   188,125
Net realized gain (loss) on securities and foreign currencies    (2,394,220)   2,411,563        57,573    1,057,912
Capital gain distributions...................................             -            -             -            -
Net unrealized appreciation (depreciation) of securities and
 foreign currencies..........................................    (9,044,584)  (1,509,479)   (6,779,216)     159,410

                                                              -------------  -----------  ------------  -----------
  Increase (decrease) in net assets resulting from
   operations................................................  (11,141,919)    1,172,835    (6,372,401)   1,405,447

                                                              -------------  -----------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................      (245,275)    (267,910)     (337,469)    (186,583)
Net realized gain on securities..............................    (2,423,617)  (1,072,838)     (776,890)    (783,565)
Return of capital............................................             -            -             -            -

                                                              -------------  -----------  ------------  -----------
    Decrease in net assets resulting from distributions to
     shareholders............................................    (2,668,892)  (1,340,748)   (1,114,359)    (970,148)

                                                              -------------  -----------  ------------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................    45,838,614   58,352,280    32,068,532   27,377,423
Reinvestment of distributions................................     2,668,892    1,340,748     1,114,359      970,148
Cost of shares reacquired....................................    (8,911,415)  (9,476,296)  (10,975,010)  (3,800,325)

                                                              -------------  -----------  ------------  -----------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................    39,596,091   50,216,732    22,207,881   24,547,246

                                                              -------------  -----------  ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    25,785,280   50,048,819    14,721,121   24,982,545
NET ASSETS:
Beginning of year............................................    67,459,514   17,410,695    30,403,273    5,420,728

                                                              -------------  -----------  ------------  -----------
End of year.................................................. $  93,244,794  $67,459,514  $ 45,124,394  $30,403,273

                                                              -------------  -----------  ------------  -----------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $      55,407  $     3,301  $     89,553  $     1,552

                                                              -------------  -----------  ------------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................     3,464,812    4,291,776     2,745,947    2,462,610
Issued for distributions invested............................       206,115      100,356       101,468       93,386
Reacquired...................................................      (714,439)   (697,084 )   (1,028,179)    (341,032)

                                                              -------------  -----------  ------------  -----------
  Increase (decrease) in trust shares outstanding............     2,956,488    3,695,048     1,819,236    2,214,964
Trust shares outstanding:
  Beginning of year..........................................     4,980,745    1,285,697     2,677,145      462,181

                                                              -------------  -----------  ------------  -----------
  End of year................................................     7,937,233    4,980,745     4,496,381    2,677,145

                                                              -------------  -----------  ------------  -----------

                                                                      SOCIALLY                    HIGH
                                                                  RESPONSIBLE FUND           YIELD BOND FUND
                                                              ------------------------  ------------------------
                                                                 For the Fiscal Year       For the Fiscal Year
                                                                  Ended August 31,          Ended August 31,
                                                              ------------------------  ------------------------
                                                                  2002         2001         2002         2001
                                                              -----------  -----------  -----------  -----------
OPERATIONS:
Net investment income (loss)................................. $    93,066  $   136,653  $ 1,817,759  $ 1,222,271
Net realized gain (loss) on securities and foreign currencies    (651,941)    (168,583)  (1,644,023)  (1,135,948)
Capital gain distributions...................................           -            -            -            -
Net unrealized appreciation (depreciation) of securities and
 foreign currencies..........................................  (1,738,855)  (3,597,947)  (1,756,632)     (40,939)

                                                              -----------  -----------  -----------  -----------
  Increase (decrease) in net assets resulting from
   operations................................................  (2,297,730)  (3,629,877)  (1,582,896)      45,384

                                                              -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................     (91,639)    (138,179)  (1,800,215)  (1,217,903)
Net realized gain on securities..............................           -     (147,437)           -            -
Return of capital............................................           -            -            -            -

                                                              -----------  -----------  -----------  -----------
    Decrease in net assets resulting from distributions to
     shareholders............................................     (91,639)    (285,616)  (1,800,215)  (1,217,903)

                                                              -----------  -----------  -----------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   1,580,842    2,368,126    8,948,459   16,721,557
Reinvestment of distributions................................      91,639      285,616    1,800,215    1,217,903
Cost of shares reacquired....................................    (887,489)  (1,402,648)  (5,440,976)  (5,494,831)

                                                              -----------  -----------  -----------  -----------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................     784,992    1,251,094    5,307,698   12,444,629

                                                              -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  (1,604,377)  (2,664,399)   1,924,587   11,272,110
NET ASSETS:
Beginning of year............................................  11,612,084   14,276,483   17,101,686    5,829,576

                                                              -----------  -----------  -----------  -----------
End of year.................................................. $10,007,707  $11,612,084  $19,026,273  $17,101,686

                                                              -----------  -----------  -----------  -----------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $     3,862  $     2,435  $    31,617  $    10,271

                                                              -----------  -----------  -----------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................     160,749      196,884    1,162,727    1,971,117
Issued for distributions invested............................       9,421       24,362      240,318      147,304
Reacquired...................................................     (94,602)    (119,237)    (709,455)    (651,578)

                                                              -----------  -----------  -----------  -----------
  Increase (decrease) in trust shares outstanding............      75,568      102,009      693,590    1,466,843
Trust shares outstanding:
  Beginning of year..........................................   1,110,533    1,008,524    2,095,121      628,278

                                                              -----------  -----------  -----------  -----------
  End of year................................................   1,186,101    1,110,533    2,788,711    2,095,121

                                                              -----------  -----------  -----------  -----------

                                                                 STRATEGIC BOND FUND
                                                              ------------------------
                                                                 For the Fiscal Year
                                                                  Ended August 31,
                                                              ------------------------
                                                                  2002         2001
                                                              -----------  -----------
OPERATIONS:
Net investment income (loss)................................. $ 1,431,099  $   792,669
Net realized gain (loss) on securities and foreign currencies    (418,795)    (459,666)
Capital gain distributions...................................           -            -
Net unrealized appreciation (depreciation) of securities and
 foreign currencies..........................................    (515,990)     255,587

                                                              -----------  -----------
  Increase (decrease) in net assets resulting from
   operations................................................     496,314      588,590

                                                              -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................  (1,388,218)    (763,999)
Net realized gain on securities..............................           -            -
Return of capital............................................           -            -

                                                              -----------  -----------
    Decrease in net assets resulting from distributions to
     shareholders............................................  (1,388,218)    (763,999)

                                                              -----------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................  14,694,918   12,731,315
Reinvestment of distributions................................   1,388,218      763,999
Cost of shares reacquired....................................  (4,136,665)  (4,076,605)

                                                              -----------  -----------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................  11,946,471    9,418,709

                                                              -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  11,054,567    9,243,300
NET ASSETS:
Beginning of year............................................  15,112,892    5,869,592

                                                              -----------  -----------
End of year.................................................. $26,167,459  $15,112,892

                                                              -----------  -----------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $     8,485  $    39,967

                                                              -----------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................   1,522,769    1,318,571
Issued for distributions invested............................     145,531       80,490
Reacquired...................................................    (432,518)    (422,539)

                                                              -----------  -----------
  Increase (decrease) in trust shares outstanding............   1,235,782      976,522
Trust shares outstanding:
  Beginning of year..........................................   1,574,433      597,911

                                                              -----------  -----------
  End of year................................................   2,810,215    1,574,433

                                                              -----------  -----------


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                             57
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                                                     MONEY
                                                                    CORE BOND FUND              MARKET II FUND
                                                              --------------------------  --------------------------
                                                                  For the Fiscal Year         For the Fiscal Year
                                                                   Ended August 31,            Ended August 31,
                                                              --------------------------  --------------------------
                                                                  2002          2001          2002          2001
                                                              ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)................................. $  1,874,394  $  1,224,106  $  1,010,487  $  1,787,170
Net realized gain (loss) on securities and foreign currencies     (259,986)      226,593             -             -
Capital gain distributions...................................            -             -             -             -
Net unrealized appreciation (depreciation) of securities and
  foreign currencies.........................................      657,374       787,752             -             -

                                                              ------------  ------------  ------------  ------------
 Increase (decrease) in net assets resulting from operations.    2,271,782     2,238,451     1,010,487     1,787,170

                                                              ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................   (1,877,947)   (1,218,906)   (1,010,487)   (1,787,170)
Net realized gain on securities..............................     (239,854)            -             -             -
Return of capital............................................            -             -             -             -

                                                              ------------  ------------  ------------  ------------
 Decrease in net assets resulting from distributions to
   shareholders..............................................   (2,117,801)   (1,218,906)   (1,010,487)   (1,787,170)

                                                              ------------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   29,708,223    36,496,474    71,625,734    53,338,574
Reinvestment of distributions................................    2,117,801     1,218,906     1,010,487     1,787,170
Cost of shares reacquired....................................  (21,662,468)  (11,904,464)  (53,745,536)  (28,573,995)

                                                              ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................   10,163,556    25,810,916    18,890,685    26,551,749

                                                              ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   10,317,537    26,830,461    18,890,685    26,551,749
NET ASSETS:
Beginning of year............................................   32,250,218     5,419,757    51,979,108    25,427,359

                                                              ------------  ------------  ------------  ------------
End of year.................................................. $ 42,567,755  $ 32,250,218  $ 70,869,793  $ 51,979,108

                                                              ------------  ------------  ------------  ------------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $          -  $     24,259  $          -  $          -

                                                              ------------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................    3,002,124     3,770,009    71,625,734    53,338,574
Issued for distributions invested............................      215,165       124,963     1,010,487     1,787,170
Reacquired...................................................   (2,190,901)   (1,214,413)  (53,745,536)  (28,573,995)

                                                              ------------  ------------  ------------  ------------
 Increase (decrease) in trust shares outstanding.............    1,026,388     2,680,559    18,890,685    26,551,749
Trust shares outstanding:
 Beginning of year...........................................    3,253,559       573,000    51,979,108    25,427,359

                                                              ------------  ------------  ------------  ------------
 End of year.................................................    4,279,947     3,253,559    70,869,793    51,979,108

                                                              ------------  ------------  ------------  ------------

                                                                     AGGRESSIVE                 MODERATE
                                                                       GROWTH                    GROWTH
                                                                   LIFESTYLE FUND            LIFESTYLE FUND
                                                              ------------------------  ------------------------
                                                                 For the Fiscal Year       For the Fiscal Year
                                                                  Ended August 31,          Ended August 31,
                                                              ------------------------  ------------------------
                                                                  2002         2001         2002         2001
                                                              -----------  -----------  -----------  -----------
OPERATIONS:
Net investment income (loss)................................. $   130,514  $   120,420  $   730,217  $   559,412
Net realized gain (loss) on securities and foreign currencies  (2,399,573)  (1,266,131)  (2,606,986)  (1,167,526)
Capital gain distributions...................................     111,281            -      220,842            -
Net unrealized appreciation (depreciation) of securities and foreign currencies.........................................  (1,226,505)  (3,390,105)  (1,412,908)  (2,906,132)

                                                              -----------  -----------  -----------  -----------
 Increase (decrease) in net assets resulting from operations.  (3,384,283)  (4,535,816)  (3,068,835)  (3,514,246)

                                                              -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................    (213,928)    (549,509)    (903,982)  (1,035,588)
Net realized gain on securities..............................           -   (2,549,673)        (574)  (2,217,029)
Return of capital............................................           -            -            -            -

                                                              -----------  -----------  -----------  -----------
 Decrease in net assets resulting from distributions to
   shareholders..............................................    (213,928)  (3,099,182)    (904,556)  (3,252,617)

                                                              -----------  -----------  -----------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   6,356,299   10,291,347   10,350,948   20,831,158
Reinvestment of distributions................................     213,928    3,099,182      904,556    3,252,617
Cost of shares reacquired....................................  (1,299,995)    (868,966)  (3,528,218)  (1,546,157)

                                                              -----------  -----------  -----------  -----------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................   5,270,232   12,521,563    7,727,286   22,537,618

                                                              -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   1,672,021    4,886,565    3,753,895   15,770,755
NET ASSETS:
Beginning of year............................................  18,850,034   13,963,469   31,993,127   16,222,372

                                                              -----------  -----------  -----------  -----------
End of year.................................................. $20,522,055  $18,850,034  $35,747,022  $31,993,127

                                                              -----------  -----------  -----------  -----------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $     9,039  $         -  $    17,773  $         -

                                                              -----------  -----------  -----------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................     762,908      973,944    1,086,179    1,823,397
Issued for distributions invested............................      25,270      298,536       93,625      298,182
Reacquired...................................................    (161,377)     (74,091)    (371,014)    (136,455)

                                                              -----------  -----------  -----------  -----------
 Increase (decrease) in trust shares outstanding.............     626,801    1,198,389      808,790    1,985,124
Trust shares outstanding:
 Beginning of year...........................................   2,136,395      938,006    3,193,972    1,208,848

                                                              -----------  -----------  -----------  -----------
 End of year.................................................   2,763,196    2,136,395    4,002,762    3,193,972

                                                              -----------  -----------  -----------  -----------

                                                                    CONSERVATIVE
                                                                       GROWTH
                                                                   LIFESTYLE FUND
                                                              ------------------------
                                                                 For the Fiscal Year
                                                                  Ended August 31,
                                                              ------------------------
                                                                  2002         2001
                                                              -----------  -----------
OPERATIONS:
Net investment income (loss)................................. $   618,908  $   516,583
Net realized gain (loss) on securities and foreign currencies  (1,049,874)    (505,561)
Capital gain distributions...................................     120,028            -
Net unrealized appreciation (depreciation) of securities and
  foreign currencies.........................................    (624,895)  (1,003,633)

                                                              -----------  -----------
 Increase (decrease) in net assets resulting from operations.    (935,833)    (992,611)

                                                              -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................    (720,202)    (693,585)
Net realized gain on securities..............................           -     (871,668)
Return of capital............................................           -            -

                                                              -----------  -----------
 Decrease in net assets resulting from distributions to
   shareholders..............................................    (720,202)  (1,565,253)

                                                              -----------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   5,921,459   10,170,000
Reinvestment of distributions................................     720,202    1,565,253
Cost of shares reacquired....................................  (3,671,822)  (1,917,561)

                                                              -----------  -----------
  Increase (decrease) in net assets resulting from capital
   stock transactions........................................   2,969,839    9,817,692

                                                              -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   1,313,804    7,259,828
NET ASSETS:
Beginning of year............................................  19,527,450   12,267,622

                                                              -----------  -----------
End of year.................................................. $20,841,254  $19,527,450

                                                              -----------  -----------
Undistributed/Accumulated net investment income (loss)
 included in net assets at the end of the year............... $    13,316  $         -

                                                              -----------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................     653,650    1,011,917
Issued for distributions invested............................      78,187      157,480
Reacquired...................................................    (407,580)    (190,185)

                                                              -----------  -----------
 Increase (decrease) in trust shares outstanding.............     324,257      979,212
Trust shares outstanding:
 Beginning of year...........................................   2,061,870    1,082,658

                                                              -----------  -----------
 End of year.................................................   2,386,127    2,061,870

                                                              -----------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

58
                        NOTES TO FINANCIAL STATEMENTS


Note 1 -- Organization

  VALIC Company II ("VC II"), formerly known as North American Funds Variable Product Series II was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998, VALIC contributed $100,000 to the Series as its initial funding. On September 21, 1998, VALIC Separate Account A, invested an additional $74,900,000, and the Series commenced operations. The Series consists of the following 15 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest. As of January 1, 2002 the name of each Fund has changed. The following is a list of the old and new names for the Funds.

                      OLD NAME                                    NEW NAME
                      --------                                    --------
North American International Growth Fund             International Growth II Fund
North American-Goldman Sachs Large Cap Growth Fund   Capital Appreciation Fund
North American-INVESCO MidCap Growth Fund            Mid Cap Growth Fund
North American-J.P. Morgan Small Cap Growth Fund     Small Cap Growth Fund
North American-State Street Large Cap Value Fund     Large Cap Value Fund
North American-Neuberger Berman MidCap Value Fund    Mid Cap Value Fund
North American Small Cap Value Fund                  Small Cap Value Fund
North American-AG Socially Responsible Fund          Socially Responsible Fund
North American-AG High Yield Bond Fund               High Yield Bond Fund
North American-AG Strategic Bond Fund                Strategic Bond Fund
North American-AG Core Bond Fund                     Core Bond Fund
North American-AG 2 Money Market Fund                Money Market II Fund
North American-AG Aggressive Growth Lifestyle Fund   Aggressive Growth Lifestyle Fund*
North American-AG Moderate Growth Lifestyle Fund     Moderate Growth Lifestyle Fund*
North American-AG Conservative Growth Lifestyle Fund Conservative Growth Lifestyle Fund*

* The Lifestyle Funds represent "funds of funds" which invest in the underlying VALIC Company I ("VC I") and VALIC Company II funds.

Note 2 -- Significant Accounting Policies

  The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
  Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities and call options written on portfolio securities on the NASDAQ National Market System are valued at the last sale price. In the absence of any sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price. Futures contracts, options thereon, and options on stock indexes traded on commodities exchanges are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly-traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short-term security with a remaining maturity of 60 days or less and all investments of the Money Market II Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign security exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. Lifestyle fund securities are valued at the net asset value (market value) of the underlying VC I and VC II funds.
B. Futures and Forward Currency Contracts
  Futures Contracts. In order to gain exposure to or protect against changes in security values, the Series may buy and sell futures contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marked to market" adjustments on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
  Forward Currency Contracts. Certain Funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.
  The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

--------------------------------------------------------------------------------

                                                                             59
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED


C. Repurchase Agreements and Dollar Rolls
  A Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the Fund receives, as collateral, securities whose market value is at least equal to the repurchase price.
  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
  Certain Funds may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.
D. Foreign Currency Translation
  The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.
  Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
  In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are "marked to market" daily to reflect fluctuations in foreign exchange rates.
E. Restricted Securities
  Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Each Fund may invest in 144A securities (in accordance with each Fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.
F. Short Sales
 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.
G. Federal Income Taxes
  Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.
H. Investment Transactions and Related Investment Income and Expenses Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily. In addition, expenses associated with the operation of the Lifestyle Funds are borne by each underlying fund in proportion to the average daily value of its shares owned by the Lifestyle Funds.
I. Distributions to Shareholders
  Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market II Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
  Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities and foreign currency transactions.
  At the end of the year, offsetting adjustments to undistributed net investment income, paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates
  VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to the Series. Certain officers and trustees of the Series are officers and directors of VALIC or affiliates of VALIC. VALIC entered into sub-advisory agreements with the following:
     AIG Global Investment Corp. -- sub-adviser for the Socially Responsible
      Fund, High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds. Prior to January 1, 2002, the sub-adviser was American General Investment Management, L.P. for the Core Bond, High Yield Bond and Strategic Bond. Prior to January 1, 2002, there was no sub-adviser for the Socially Responsible Fund.

--------------------------------------------------------------------------------

60
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED


     Banc One Investments Advisors Corporation -- sub-adviser for Small Cap
      Value Fund. Prior to January 1, 2002, the sub-adviser was Fiduciary Management Associates, Inc.
     Credit Suisse Asset Management, LLC -- sub-adviser for the Capital
      Appreciation Fund. Prior to January 1, 2002, the sub-adviser was Goldman Sachs Asset Management.
     Franklin Advisers, Inc. -- sub-adviser for the Small Cap Growth Fund.
      Prior to January 1, 2002, the sub-adviser was J.P. Morgan Investment Management, Inc.
     INVESCO Funds Group, Inc. -- sub-adviser for the Mid Cap Growth Fund. SunAmerica Asset Management Co. ("SAAMCO") -- sub-adviser for the Money
      Market II Fund. Prior to January 1, 2002, VALIC served as advisers there was no sub-adviser.
     SSgA Funds Management, Inc. -- sub-adviser for the State Street Large Cap
      Value Fund.
     Putnam Investment Management, LLC -- sub-adviser for the International
      Growth II Fund. Prior to January 1, 2002, the sub-adviser was Thompson, Siegel & Walmsley.
     Wellington Management Company LLP -- sub-adviser for the Mid Cap Value
      Fund. Prior to January 1, 2002, the sub-adviser was Neuberger Berman Management, Inc.
     The sub-advisers are compensated for their services by VALIC.

  VALIC receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

    International Growth II Fund       0.90% on the first $100 million
                                       0.80% on assets over $100 million
    ------------------------------------------------------------------------

    Capital Appreciation Fund          0.55%
    ------------------------------------------------------------------------

    Mid Cap Growth Fund                0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
    ------------------------------------------------------------------------

    Small Cap Growth Fund              0.85%
    ------------------------------------------------------------------------

    Large Cap Value Fund               0.50%
    ------------------------------------------------------------------------

    Mid Cap Value Fund                 0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
    ------------------------------------------------------------------------

    Small Cap Value Fund               0.75% on the first $50 million
                                       0.65% on the assets over $50 million
    ------------------------------------------------------------------------

    Socially Responsible Fund          0.25%
    ------------------------------------------------------------------------

    High Yield Bond Fund               0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
    ------------------------------------------------------------------------

    Strategic Bond Fund                0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million
    ------------------------------------------------------------------------

    Core Bond Fund                     0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
    ------------------------------------------------------------------------

    Money Market II Fund               0.25%
    ------------------------------------------------------------------------

    Aggressive Growth Lifestyle Fund   0.10%
    Moderate Growth Lifestyle Fund
    Conservative Growth Lifestyle Fund

  VALIC agreed to waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through August 31, 2003. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                   Maximum
                                                   Expenses
                   Fund Name                      Limitation
                   -----------------------------------------
                   International Growth II Fund..    1.01%
                   Capital Appreciation Fund.....    0.85%
                   Mid Cap Growth Fund...........    0.85%
                   Small Cap Growth Fund.........    1.16%
                   Large Cap Value Fund..........    0.81%
                   Mid Cap Value Fund............    1.05%
                   Small Cap Value Fund..........    0.95%
                   Socially Responsible Fund.....    0.56%
                   High Yield Bond Fund..........    0.99%
                   Strategic Bond Fund...........    0.89%
                   Core Bond Fund................    0.77%
                   Money Market II Fund..........    0.56%
                   Moderate Growth Lifestyle Fund    0.80%

  On August 26, 1998, the Series entered into an Accounting Services Agreement with VALIC. Under the agreement, VALIC provided certain accounting and administrative services to the Series. VALIC received from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on average daily net asset value of the fund. Effective October 1, 2001, the Series entered into a new Administrative Services Agreement with SunAmerica Asset Management Corp. ("SAAMCO") in which SAAMCO provides certain accounting and administrative services to the Series. SAAMCO receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on average daily net asset value of the Fund. For the year ended August 31, 2002, the Series incurred $310,162 in accounting services fees of which $19,820 was paid to VALIC and $290,342 was paid to SAAMCO.

  On July 17, 2001, the Series entered into a Shareholder Services Agreement (formerly referred to as the Administrative Services Agreement) with VALIC where VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the fund. For the year ended August 31, 2002, the Series incurred $1,041,818 in shareholder services expenses.

  As of October 18, 2000, the Series entered into an amended and restated Transfer Agency Agreement with VALIC. Under the agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the year ended August 31, 2002, the Series incurred $38,429 in Transfer Agency fees.

  On January 23, 2001, the Board of Trustees approved a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan is January 1, 2001. The first deferred payment was made in March 2001. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the trustees.

--------------------------------------------------------------------------------

                                                                             61
                  NOTES TO FINANCIAL STATEMENTS - CONTINUED



 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The Series is responsible for the payment of the retirement benefits, as well as the expenses of administration of the plan. Benefits vested under the retirement plan are payable for a ten-year period and are based upon each trustees' years of service to the Fund. The maximum retirement benefit per trustee under the plan is 100% of the Trustee's compensation for trustees who have completed ten or more years of service. As of August 31, 2002, the Series had a retirement plan liability totaling $166,648, which is included in Trustees' fee payable and incurred $174,000 in expenses which is included in Trustees' retirement expenses.

 At August 31, 2002 VALIC Separate Account A (a registered separate account of VALIC) owned, directly or indirectly, 100% of the outstanding shares of all Funds. Certain officers and trustees of the Series are officers and directors of VALIC or AIG.

 As disclosed in the schedule of investments, certain Funds own common stock issued by AIG or an affiliate thereof. As of August 31, 2002 the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries as follows:

                                                           Realized
    Fund                                Security           Gain/Loss  Income
    ------------------------------------------------------------------------
    Capital Appreciation Fund American International Group $(103,399) $1,012
    Large Cap Value Fund      American International Group    (6,210)    202
    Socially Responsible Fund American International Group     -         193

Note 4 -- Investment Activity

 The information in the following table is presented on the basis of cost for Federal income tax purposes at the end of the year:


                                                                             Net
                              Identified Cost    Gross        Gross       Unrealized
                              of Investments   Unrealized   Unrealized   Appreciation
Fund                               Owned      Appreciation Depreciation (Depreciation)
--------------------------------------------------------------------------------------
International Growth.........  $ 33,940,061    $  874,356  $ 4,631,287   $(3,756,931)
Capital Appreciation.........    36,447,949       319,388    9,576,792    (9,257,404)
Mid Cap Growth...............    30,918,479       764,086    6,370,161    (5,606,075)
Small Cap Growth.............    35,976,885       670,355   10,411,833    (9,741,478)
Large Cap Value..............    29,101,686     1,542,361    2,579,701    (1,037,340)
Mid Cap Value................   102,136,778     5,050,727   13,724,941    (8,674,214)
Small Cap Value..............    51,132,880     1,118,096    7,559,825    (6,441,729)
Socially Responsible.........    12,676,684       488,273    3,189,039    (2,700,766)
High Yield Bond..............    20,850,423       457,199    2,555,744    (2,098,545)
Strategic Bond...............    26,028,387       963,226    1,289,194      (325,968)
Core Bond....................    44,476,383     1,521,374      244,150     1,277,224
Money Market.................    70,792,255             -            -             -
Aggressive Growth Lifestyle..    24,692,441        23,480    4,191,817    (4,168,337)
Moderate Growth Lifestyle....    39,934,638       102,620    4,299,800    (4,197,180)
Conservative Growth Lifestyle    22,492,737       124,712    1,774,167    (1,649,455)

 On January 2, 2002, January 25, 2002, March 5, 2002 and April 9, 2002, Credit Suisse Asset Management, LLC ("Credit Suisse"), the sub-adviser for the Capital Appreciation Fund, purchased 5,800 shares, 700 shares, 700 shares and 400 shares, respectively, of AIG. Due to VALIC being an indirect wholly owned subsidiary of AIG, the Fund has an investment restriction that states the Fund may not purchase any security issued by AIG. On May 13, 2002, Credit Suisse sold all the Fund's AIG holdings, resulting in a loss to the Fund of $73,506 of which $14,233 has been paid as of August 31, 2002. Subsequent to the sale of the AIG holdings, Credit Suisse reimbursed the Fund for the loss, so the Fund would not bear the loss due to this violation of the Investment Restriction. The reimbursement of the loss by Credit Suisse increased the Fund's total return by 0.11%.

--------------------------------------------------------------------------------

62
              NOTES TO FINANCIAL STATEMENTS - C O N T I N U E D



 During the year ended August 31, 2002, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                         Cost of                   Proceeds from
                                                        Securities                  Securities
           Fund                                         Purchased                 Sold or Matured
           ----------------------------------------------------------------------------------------------------
           International Growth II.................... $ 46,469,083                $ 40,080,628
           Capital Appreciation.......................   42,518,771                  36,892,577
           Mid Cap Growth.............................   29,204,868                  17,090,986
           Small Cap Growth...........................   51,145,762                  41,704,223
           Large Cap Value............................   30,559,351                  20,866,309
           Mid Cap Value..............................  165,964,112                 126,640,832
           Small Cap Value............................   78,677,159                  56,637,452
           Socially Responsible.......................    3,142,496                   2,646,069
           High Yield Bond............................   23,174,513                  18,801,913
           Strategic Bond.............................   29,815,245                  19,653,129
           Core Bond..................................   93,098,087                  82,128,403
           Aggressive Growth Lifestyle................   43,181,316                  37,904,417
           Moderate Growth Lifestyle..................   73,794,519                  66,068,723
           Conservative Growth Lifestyle..............   41,145,990                  38,305,915

            Included in the cost of purchases and proceeds from sales amounts were purchases and sales of U.S.
           government and government agency obligations of the following:

           Strategic Bond............................. $ 18,659,209                $ 12,788,755
           Core Bond..................................   67,124,180                  52,046,165

Distributions to Shareholders:

 As required by the AICPA Audit and Accounting Guide for Investment Companies for the reporting period beginning after 2000, the following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the below tables are the capital loss carryforwards at August 31, 2002.
 The tax character of distributions paid during the fiscal year ended August 31, 2001 were as follows:

                                             Distributions paid from:
                                        -----------------------------------
                                                    Net Long      Total
                                                      Term       Taxable
                                         Ordinary   Capital   Distributions
                                          Income     Gains        Paid
                                        ---------- ---------- -------------
     International Growth II Fund...... $1,391,773 $  171,195  $1,562,968
     Capital Appreciation Fund.........    816,265    814,378   1,630,643
     Mid Cap Growth Fund...............  1,721,214  1,781,304   3,502,518
     Small Cap Growth Fund.............  1,191,354  2,495,397   3,686,751
     Large Cap Value Fund..............    179,087     74,701     253,788
     Mid Cap Value Fund................    994,410    346,338   1,340,748
     Small Cap Value Fund..............    697,899    272,249     970,148
     Socially Responsible Fund.........    138,179    147,437     285,616
     High Yield Bond Fund..............  1,217,903          -   1,217,903
     Strategic Bond Fund...............    763,999          -     763,999
     Core Bond Fund....................  1,218,906          -   1,218,906
     Money Market II Fund..............  1,787,170          -   1,787,170
     Aggressive Growth Lifestyle Fund..    560,108  2,539,074   3,099,182
     Moderate Growth Lifestyle Fund....  1,078,152  2,174,465   3,252,617
     Conservative Growth Lifestyle Fund  1,199,082    366,171   1,565,253

 The tax character of distributions paid during the fiscal year ended August 31, 2002 were as follows:

                                             Distributions paid from:
                                         ---------------------------------
                                                    Net Long     Total
                                                      Term      Taxable
                                          Ordinary  Capital  Distributions
                                           Income    Gains       Paid
                                         ---------- -------- -------------
      International Growth II Fund...... $   43,693 $      -  $   43,693
      Capital Appreciation Fund.........        325        -         325
      Mid Cap Growth Fund...............          -        -           -
      Small Cap Growth Fund.............          -        -           -
      Large Cap Value Fund..............    239,190        -     239,190
      Mid Cap Value Fund................  2,217,332  451,560   2,668,892
      Small Cap Value Fund..............    950,571  163,788   1,114,359
      Socially Responsible Fund.........     91,639        -      91,639
      High Yield Bond Fund..............  1,800,215        -   1,800,215
      Strategic Bond Fund...............  1,388,218        -   1,388,218
      Core Bond Fund....................  2,117,801        -   2,117,801
      Money Market II Fund..............  1,010,487        -   1,010,487
      Aggressive Growth Lifestyle Fund..    213,928        -     213,928
      Moderate Growth Lifestyle Fund....    903,982      574     904,556
      Conservative Growth Lifestyle Fund    715,697    4,505     720,202

--------------------------------------------------------------------------------

                                                                             63
             NOTES TO FINANCIAL STATEMENTS - C O N T I N U E D



 As of August 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                    Undistributed Undistributed   Unrealized
                                      Ordinary      Long-Term   Appreciation/
                                       Income     Capital Gains (Depreciation)
                                    ------------- ------------- --------------
 International Growth II Fund......   $119,932      $       -    $(3,755,697)
 Capital Appreciation Fund.........          -              -     (9,257,404)
 Mid Cap Growth Fund...............          -              -     (5,606,072)
 Small Cap Growth Fund.............          -              -     (9,741,478)
 Large Cap Value Fund..............      4,992              -     (1,037,340)
 Mid Cap Value Fund................     55,407              -     (8,674,149)
 Small Cap Value Fund..............    807,613              -     (6,441,729)
 Socially Responsible Fund.........      3,862              -     (2,700,766)
 High Yield Bond Fund..............     79,491              -     (2,098,795)
 Strategic Bond Fund...............     93,950              -       (325,664)
 Core Bond Fund....................          -              -      1,277,224
 Money Market II Fund..............          -              -              -
 Aggressive Growth Lifestyle Fund..      9,050              -     (4,168,337)
 Moderate Growth Lifestyle Fund....     17,773              -     (4,197,180)
 Conservative Growth Lifestyle Fund     13,316              -     (1,649,455)


 The following net realized capital loss carryforwards at August 31, 2002 may be utilized to offset future capital gains:

                                              Capital Loss Expiration
                                              Carryforward    Date
                                              ------------ ----------
           International Growth II Fund......  $  297,207     2009
                                                2,959,134     2010
           Capital Appreciation Fund.........   5,964,379     2010
           Mid Cap Growth Fund...............   5,594,454     2010
           Small Cap Growth Fund.............   2,163,741     2009
                                                5,357,576     2010
           Large Cap Value Fund..............     516,123     2010
           Mid Cap Value Fund................   2,420,083     2010
           Socially Responsible Fund.........      79,361     2009
                                                  281,019     2010
           High Yield Bond Fund..............          58     2007
                                                  142,890     2008
                                                   18,247     2009
                                                1,231,273     2010
           Strategic Bond Fund...............      52,038     2008
                                                   12,411     2009
                                                  449,507     2010
           Aggressive Growth Lifestyle Fund..   1,619,948     2010
           Moderate Growth Lifestyle Fund....   2,541,304     2010
           Conservative Growth Lifestyle Fund   1,186,130     2010

 Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the funds' next taxable year. For the year ended August 31, 2002 the amount of each funds' respective deferral is:

                                            Post October Post October
                                            Capital Loss Currency Loss
                                              Deferral     Deferral
                                            ------------ -------------
         International Growth II Fund......  $3,224,481     $55,979
         Capital Appreciation Fund.........   5,381,915          18
         Mid Cap Growth Fund...............   8,494,670         834
         Small Cap Growth Fund.............   4,409,691           -
         Large Cap Value Fund..............     345,807           -
         Mid Cap Value Fund................      30,414           -
         Small Cap Value Fund..............     470,121           -
         Socially Responsible Fund.........     556,770           -
         High Yield Bond Fund..............   1,510,452           -
         Strategic Bond Fund...............     334,188      74,248
         Core Bond Fund....................     376,986           -
         Money Market II Fund..............           -           -
         Aggressive Growth Lifestyle Fund..   2,323,321           -
         Moderate Growth Lifestyle Fund....   1,568,057           -
         Conservative Growth Lifestyle Fund     496,164           -

Note 5 -- Investment Holdings by Country

 The following represents investment holdings by country held by the International Growth II Fund as of August 31, 2002:

                              International Growth II Fund
                              ---------------------------
                              Percentage of     Market
Country                        Net Assets       Value
----------------------------------------------------------
Australia....................      1.10%     $   331,026
Canada.......................      1.74%         524,350
Denmark......................      1.02%         308,399
Finland......................      1.53%         460,428
France.......................     12.56%       3,782,115
Germany......................      4.98%       1,499,287
Great Britain................     20.78%       6,256,418
Hong Kong....................      1.17%         353,566
Ireland......................      1.80%         542,128
Italy........................      1.70%         512,204
Japan........................     14.28%       4,300,455
Netherlands..................      5.92%       1,782,590
Portugal.....................      0.26%          77,920
Singapore....................      1.43%         429,694
Spain........................      0.89%         267,574
Sweden.......................      2.69%         811,491
Switzerland..................      9.08%       2,734,784
United States................     17.30%       5,208,701
                              ---------------------------
Total investments............    100.23%      30,183,130
Other assets less liabilities     (0.23%)        (68,760)
                              ---------------------------
Net assets...................    100.00%     $30,114,370
                              ---------------------------

--------------------------------------------------------------------------------

64
             NOTES TO FINANCIAL STATEMENTS - C O N T I N U E D



Note 6 -- Joint Repurchase Agreement

  At August 30, 2002, certain fund held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Company is dated August 30, 2002, which bears interest at a rate of 1.71% per annum, has a principal amount of $147,118,000, a repurchase price of $147,145,952, and matures September 3, 2002. The repurchase agreement is collateralized by $150,920,000 of U.S. Treasury Bills Discount Notes (bearing interest at the rate of 1.52% per annum and maturing January 2, 2003) with a market value of $150,089,940).

                                     Percentage  Principal
                                     Ownership    Amount
                     -               ---------- -----------
                     Money Market II    6.93%   $10,196,000

Note 7 -- Expense Reductions

 Through expense offset arrangements a portion of the Fund's expenses have been reduced. For the period ended August 31, 2002, the amount of expense reductions received by each Fund is listed as a separate line in the statement of operations.

Note 8 -- Bank Line of Credit

 The Series has a $10,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company to be used for temporary or emergency purposes. Borrowings under this facility bear interest at a variable rate per annum equal to the overnight federal funds rate plus 0.50% per annum. All of the Funds are charged an annual commitment fee equal to 0.10% on the daily unused balance. As of August 31, 2002, there were no borrowings outstanding.

Note 9 -- Concentration of Credit Risk

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund, Strategic Bond Fund and Money Market II Fund may invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 40.28%, 37.18% and 27.63%, respectively, of their total net assets invested in such securities.

 At the end of the period, the Strategic Bond Fund had 21.34% of its net assets invested in securities issued by foreign governments. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

--------------------------------------------------------------------------------

                                                                             65
                             FINANCIAL HIGHLIGHTS


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                            International Growth II Fund
                                                                                      ---------------------------------------
                                                                                               Year Ended August 31,
                                                                                      ---------------------------------------
                                                                                          2002        2001      2000   1999(a)
                                                                                      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  9.97       $ 14.79   $ 11.22  $10.00
                                                                                      ----------------------------------------
Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................    0.07 /(g)/    0.14      0.05    0.13
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (1.36)        (4.17)     4.16    1.09
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................       -             -         -       -
                                                                                      ----------------------------------------
  Total income from investment operations............................................   (1.29)        (4.03)     4.21    1.22
                                                                                      ----------------------------------------
Distributions:
  Distributions from net investment income...........................................   (0.01)        (0.03)    (0.20)     --
  Distributions from net realized gain on securities.................................      --         (0.76)    (0.44)     --
  Return of capital..................................................................      --            --        --      --
                                                                                      ----------------------------------------
  Total distributions................................................................   (0.01)        (0.79)    (0.64)     --
                                                                                      ----------------------------------------
Net asset value at end of period..................................................... $  8.67       $  9.97   $ 14.79  $11.22
                                                                                      ----------------------------------------
TOTAL RETURN/(b)(c)/.................................................................  (12.91)%      (28.14)%   37.31%  12.20%
                                                                                      ----------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    1.01%         1.03%     1.15%   1.13%
Ratio of expenses to average net assets/(e)/.........................................    1.88%         1.50%     1.81%   1.90%
Ratio of expense reductions to average net assets....................................    0.02%           --        --      --
Ratio of net investment income (loss) to average net assets/(d)/.....................    0.76%         0.93%     0.31%   1.40%
Ratio of net investment income (loss) to average net assets/(e)/.....................   (0.11)%          --        --      --
Portfolio turnover rate..............................................................     139%           63%       81%     87%
Number of shares outstanding at end of period (000's)................................   3,474         2,844       792     608
Net assets at the end of period (000's).............................................. $30,114       $28,357   $11,715  $6,815

                                                                                               Capital Appreciation Fund
                                                                                      ------------------------------------------
                                                                                                 Year Ended August 31,
                                                                                      ------------------------------------------
                                                                                           2002        2001      2000    1999(a)
                                                                                      -------        -------   -------   -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  9.11        $ 17.68   $ 13.96   $ 10.00

Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................   (0.01)/(g)/    (0.02)    (0.02)     0.01
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (2.41)         (7.88)     4.24      3.96
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................    0.02              -         -         -

  Total income from investment operations............................................   (2.40)         (7.90)     4.22      3.97

Distributions:
  Distributions from net investment income...........................................      --             --        --     (0.01)
  Distributions from net realized gain on securities.................................      --          (0.56)    (0.50)       --
  Return of capital..................................................................      --          (0.11)       --        --

  Total distributions................................................................      --          (0.67)    (0.50)    (0.01)

Net asset value at end of period..................................................... $  6.71        $  9.11   $ 17.68   $ 13.96

TOTAL RETURN/(b)(c)/.................................................................  (26.34)%/(f)/  (45.46)%   30.68%    39.77%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.85%          0.85%     0.86%     0.81%
Ratio of expenses to average net assets/(e)/.........................................    1.25%          1.08%     1.44%     1.44%
Ratio of expense reductions to average net assets....................................      --             --        --        --
Ratio of net investment income (loss) to average net assets/(d)/.....................   (0.09)%        (0.16)%   (0.12)%    0.13%
Ratio of net investment income (loss) to average net assets/(e)/.....................   (0.49)%           --        --        --
Portfolio turnover rate..............................................................     126%            67%       68%       76%
Number of shares outstanding at end of period (000's)................................   4,082          3,335     2,035     1,383
Net assets at the end of period (000's).............................................. $27,406        $30,397   $35,983   $19,309

                                                                                                   Mid Cap Growth Fund
                                                                                      -------------------------------------
                                                                                                  Year Ended August 31,
                                                                                      -------------------------------------
                                                                                          2002          2001        2000
                                                                                      -------       -------       -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  6.20       $ 16.30       $ 12.45

Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................   (0.03)/(g)/    0.01         (0.02)
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (1.73)        (6.74)         5.32
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................       -             -             -

  Total income from investment operations............................................   (1.76)        (6.73)         5.30

Distributions:
  Distributions from net investment income...........................................      --         (0.02)           --
  Distributions from net realized gain on securities.................................      --         (3.27)        (1.45)
  Return of capital..................................................................      --              (0.08)      --

  Total distributions................................................................      --         (3.37)        (1.45)

Net asset value at end of period..................................................... $  4.44       $  6.20       $ 16.30

TOTAL RETURN/(b)(c)/.................................................................  (28.39)%      (46.99)%       46.25%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.85%         0.83%         0.79%
Ratio of expenses to average net assets/(e)/.........................................    1.59%         1.38%         1.55%
Ratio of expense reductions to average net assets....................................      --            --            --
Ratio of net investment income (loss) to average net assets/(d)/.....................   (0.45)%       (0.14)%       (0.20)%
Ratio of net investment income (loss) to average net assets/(e)/.....................   (1.19)%          --            --
Portfolio turnover rate..............................................................      69%          114%           51%
Number of shares outstanding at end of period (000's)................................   5,745         3,754           783
Net assets at the end of period (000's).............................................. $25,527       $23,277       $12,770




                                                                                      1999(a)
                                                                                      -------
PER SHARE DATA
Net asset value at beginning of period............................................... $10.00

Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................  (0.03)
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   2.48
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      -

  Total income from investment operations............................................   2.45

Distributions:
  Distributions from net investment income...........................................     --
  Distributions from net realized gain on securities.................................     --
  Return of capital..................................................................     --

  Total distributions................................................................     --

Net asset value at end of period..................................................... $12.45

TOTAL RETURN/(b)(c)/.................................................................  24.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................   0.77%
Ratio of expenses to average net assets/(e)/.........................................   1.64%
Ratio of expense reductions to average net assets....................................     --
Ratio of net investment income (loss) to average net assets/(d)/.....................  (0.24)%
Ratio of net investment income (loss) to average net assets/(e)/.....................     --
Portfolio turnover rate..............................................................     38%
Number of shares outstanding at end of period (000's)................................    594
Net assets at the end of period (000's).............................................. $7,394

(a)Fund commenced operations on September 21, 1998.
(b)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(c)/ These performance figures include expense reimbursements and expense reductions.
/(d) /Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f) /The Fund's performance figure increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (Note 4).
/(g) /The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

66
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                                 Small Cap Growth Fund
                                                                                      -----------------------------------------
                                                                                                 Year Ended August 31,
                                                                                      -----------------------------------------
                                                                                          2002        2001      2000     1999(a)
                                                                                      -------       -------   -------   -------
PER SHARE DATA
Net asset value at beginning of period............................................... $ 10.69       $ 23.24   $ 14.86   $ 10.00
                                                                                      -------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss).......................................................   (0.07)/(f)/   (0.05)    (0.10)    (0.05)
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (3.22)       (10.38)    10.05      4.96
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --        --        --
                                                                                      -------------------------------------------
  Total income from investment operations............................................   (3.29)       (10.43)     9.95      4.91
                                                                                      -------------------------------------------
Distributions:
  Distributions from net investment income...........................................      --            --        --        --
  Distributions from net realized gain on securities.................................      --         (2.12)    (1.57)    (0.05)
  Return of capital..................................................................      --            --        --        --
                                                                                      -------------------------------------------
  Total distributions................................................................      --         (2.12)    (1.57)    (0.05)
                                                                                      -------------------------------------------
Net asset value at end of period..................................................... $  7.40       $ 10.69   $ 23.24   $ 14.86
                                                                                      -------------------------------------------
TOTAL RETURN/(b)(c)/.................................................................  (30.78)%      (46.44)%   68.91%    48.82%
                                                                                      -------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    1.16%         1.16%     1.16%     1.11%
Ratio of expenses to average net assets/(e)/.........................................    1.58%         1.40%     1.71%     1.78%
Ratio of expense reductions to average net assets....................................      --            --        --        --
Ratio of net investment income (loss) to average net assets/(d)/.....................   (0.76)%       (0.49)%   (0.64)%   (0.45)%
Ratio of net investment income (loss) to average net assets/(e)/.....................   (1.18)%          --        --        --
Portfolio turnover rate..............................................................     153%          111%      133%      126%
Number of shares outstanding at end of period (000's)................................   3,389         2,574     1,463       730
Net assets at the end of period (000's).............................................. $25,072       $27,523   $34,000   $10,843

                                                                                                  Large Cap Value Fund
                                                                                      ------------------------------------
                                                                                                 Year Ended August 31,
                                                                                      ------------------------------------
                                                                                          2002          2001        2000
                                                                                      -------       -------       -------
PER SHARE DATA
Net asset value at beginning of period............................................... $ 11.10       $ 11.60       $ 12.85

Income (loss) from investment operations:
  Net investment income (loss).......................................................    0.10 /(f)/    0.10          0.13
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (0.88)        (0.40)         0.65
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --            --

  Total income from investment operations............................................   (0.78)        (0.30)         0.78

Distributions:
  Distributions from net investment income...........................................   (0.10)        (0.09)        (0.13)
  Distributions from net realized gain on securities.................................      --         (0.07)        (1.90)
  Return of capital..................................................................      --         (0.04)           --

  Total distributions................................................................   (0.10)        (0.20)        (2.03)

Net asset value at end of period..................................................... $ 10.22       $ 11.10       $ 11.60

TOTAL RETURN/(b)(c)/.................................................................   (7.08)%       (2.66)%        7.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.81%         0.81%         0.81%
Ratio of expenses to average net assets/(e)/.........................................    1.29%         1.14%         1.41%
Ratio of expense reductions to average net assets....................................      --            --            --
Ratio of net investment income (loss) to average net assets/(d)/.....................    0.98%         0.98%         1.17%
Ratio of net investment income (loss) to average net assets/(e)/.....................    0.50%           --            --
Portfolio turnover rate..............................................................      85%          106%          142%
Number of shares outstanding at end of period (000's)................................   2,743         1,846           955
Net assets at the end of period (000's).............................................. $28,030       $20,482       $11,084

                                                                                                Mid Cap Value Fund
                                                                                      -------------------------------
                                                                                               Year Ended August 31,
                                                                                      -------------------------------
                                                                                      1999(a)     2002        2001     2000
                                                                                      ------- -------       -------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $10.00  $ 13.54       $ 13.54  $ 13.82

Income (loss) from investment operations:
  Net investment income (loss).......................................................   0.13     0.04 /(f)/    0.07     0.05
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   2.85    (1.36)         0.56     3.13
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................     --       --            --       --

  Total income from investment operations............................................   2.98    (1.32)         0.63     3.18

Distributions:
  Distributions from net investment income...........................................  (0.13)   (0.04)        (0.07)   (0.05)
  Distributions from net realized gain on securities.................................     --    (0.43)        (0.56)   (3.41)
  Return of capital..................................................................     --       --            --       --

  Total distributions................................................................  (0.13)   (0.47)        (0.63)   (3.46)

Net asset value at end of period..................................................... $12.85  $ 11.75       $ 13.54  $ 13.54

TOTAL RETURN/(b)(c)/.................................................................  29.87%  (10.07)%        4.74%   29.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................   0.80%    1.05%         1.05%    1.05%
Ratio of expenses to average net assets/(e)/.........................................   1.51%    1.35%         1.26%    1.64%
Ratio of expense reductions to average net assets....................................     --     0.07%           --       --
Ratio of net investment income (loss) to average net assets/(d)/.....................   1.10%    0.29%         0.65%    0.41%
Ratio of net investment income (loss) to average net assets/(e)/.....................     --    (0.01)%          --       --
Portfolio turnover rate..............................................................     93%     156%          215%     166%
Number of shares outstanding at end of period (000's)................................    611    7,937         4,981    1,286
Net assets at the end of period (000's).............................................. $7,856  $93,245       $67,460  $17,411




                                                                                      1999(a)
                                                                                      -------
PER SHARE DATA
Net asset value at beginning of period............................................... $10.00

Income (loss) from investment operations:
  Net investment income (loss).......................................................   0.08
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   4.11
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................     --

  Total income from investment operations............................................   4.19

Distributions:
  Distributions from net investment income...........................................  (0.08)
  Distributions from net realized gain on securities.................................  (0.29)
  Return of capital..................................................................     --

  Total distributions................................................................  (0.37)

Net asset value at end of period..................................................... $13.82

TOTAL RETURN/(b)(c)/.................................................................  42.38%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................   1.03%
Ratio of expenses to average net assets/(e)/.........................................   1.73%
Ratio of expense reductions to average net assets....................................     --
Ratio of net investment income (loss) to average net assets/(d)/.....................   0.73%
Ratio of net investment income (loss) to average net assets/(e)/.....................     --
Portfolio turnover rate..............................................................    197%
Number of shares outstanding at end of period (000's)................................    654
Net assets at the end of period (000's).............................................. $9,039

(a)Fund commenced operations on September 21, 1998.
(b)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(c) /These performance figures include expense reimbursements and expense reductions.
/(d) /Includes expense reimbursements, but excludes expense reductions.
/(e) /Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

                                                                             67
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                                               Small Cap Value Fund
                                                                                      -------------------------------------
                                                                                              Year Ended August 31,
                                                                                      -------------------------------------
                                                                                          2002        2001    2000   1999(a)
                                                                                      -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $ 11.36       $ 11.73  $10.48  $10.00
                                                                                      --------------------------------------
Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................    0.10 /(f)/    0.13    0.15    0.13
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (1.03)         1.09    1.60    0.61
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --      --      --
                                                                                      --------------------------------------
  Total income from investment operations............................................   (0.93)         1.22    1.75    0.74
                                                                                      --------------------------------------
Distributions:.......................................................................
  Distributions from net investment income...........................................   (0.10)        (0.13)  (0.15)  (0.13)
  Distributions from net realized gain on securities.................................   (0.29)        (1.46)  (0.35)  (0.13)
  Return of capital..................................................................      --            --      --      --
                                                                                      --------------------------------------
  Total distributions................................................................   (0.39)        (1.59)  (0.50)  (0.26)
                                                                                      --------------------------------------
Net asset value at end of period..................................................... $ 10.04       $ 11.36  $11.73  $10.48
                                                                                      --------------------------------------
TOTAL RETURN/(b)(c)/.................................................................   (8.47)%       11.99%  17.53%   7.34%
                                                                                      --------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.95%         0.95%   0.98%   0.96%
Ratio of expenses to average net assets/(e)/.........................................    1.53%         1.55%   1.69%   1.75%
Ratio of expense reductions to average net assets....................................    0.01%           --      --      --
Ratio of net investment income (loss) to average net assets/(d)/.....................    0.91%         1.18%   1.36%   1.28%
Ratio of net investment income (loss) to average net assets/(e)/.....................    0.33%           --      --      --
Portfolio turnover rate..............................................................     166%          100%     97%    102%
Number of shares outstanding at end of period (000's)................................   4,496         2,677     462     612
Net assets at the end of period (000's).............................................. $45,124       $30,403  $5,421  $6,414

                                                                                              Socially Responsible Fund
                                                                                      ----------------------------------------
                                                                                                Year Ended August 31,
                                                                                      ----------------------------------------
                                                                                          2002        2001      2000   1999(a)
                                                                                      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $ 10.46       $ 14.16   $ 12.88  $ 10.00

Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................    0.08 /(f)/    0.13      0.13     0.14
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (2.02)        (3.56)     1.74     3.45
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --        --       --

  Total income from investment operations............................................   (1.94)        (3.43)     1.87     3.59

Distributions:.......................................................................
  Distributions from net investment income...........................................   (0.08)        (0.13)    (0.13)   (0.14)
  Distributions from net realized gain on securities.................................      --         (0.14)    (0.46)   (0.57)
  Return of capital..................................................................      --            --        --       --

  Total distributions................................................................   (0.08)        (0.27)    (0.59)   (0.71)

Net asset value at end of period..................................................... $  8.44       $ 10.46   $ 14.16  $ 12.88

TOTAL RETURN/(b)(c)/.................................................................  (18.65)%      (24.43)%   14.77%   36.27%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.56%         0.56%     0.56%    0.55%
Ratio of expenses to average net assets/(e)/.........................................    1.19%         0.76%     1.15%    1.23%
Ratio of expense reductions to average net assets....................................      --            --        --       --
Ratio of net investment income (loss) to average net assets/(d)/.....................    0.82%         1.07%     0.99%    1.10%
Ratio of net investment income (loss) to average net assets/(e)/.....................    0.19%           --        --       --
Portfolio turnover rate..............................................................      25%           58%       40%      29%
Number of shares outstanding at end of period (000's)................................   1,186         1,111     1,009      800
Net assets at the end of period (000's).............................................. $10,008       $11,612   $14,276  $10,304

                                                                                               High Yield Bond Fund
                                                                                      --------------------------------------
                                                                                               Year Ended August 31,
                                                                                      --------------------------------------
                                                                                          2002        2001     2000   1999(a)
                                                                                      -------       -------   ------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  8.16       $  9.28   $ 9.69  $10.00
                                                                                      -
Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................    0.74 /(f)/    0.88     0.96    0.87
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (1.35)        (1.12)   (0.41)  (0.31)
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --       --      --
                                                                                      -
  Total income from investment operations............................................   (0.61)        (0.24)    0.55    0.56
                                                                                      -
Distributions:.......................................................................
  Distributions from net investment income...........................................   (0.73)        (0.88)   (0.96)  (0.87)
  Distributions from net realized gain on securities.................................      --            --       --      --
  Return of capital..................................................................      --            --       --      --
                                                                                      -
  Total distributions................................................................   (0.73)        (0.88)   (0.96)  (0.87)
                                                                                      -
Net asset value at end of period..................................................... $  6.82       $  8.16   $ 9.28  $ 9.69
                                                                                      -
TOTAL RETURN/(b)(c)/.................................................................   (7.96)%       (2.20)%   6.01%   5.50%
                                                                                      -
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.99%         0.99%    0.99%   0.98%
Ratio of expenses to average net assets/(e)/.........................................    1.51%         1.19%    1.62%   1.74%
Ratio of expense reductions to average net assets....................................      --            --       --      --
Ratio of net investment income (loss) to average net assets/(d)/.....................    9.80%        10.64%   10.21%   8.51%
Ratio of net investment income (loss) to average net assets/(e)/.....................    9.28%           --       --      --
Portfolio turnover rate..............................................................     118%           83%      90%     74%
Number of shares outstanding at end of period (000's)................................   2,789         2,095      628     557
Net assets at the end of period (000's).............................................. $19,026       $17,102   $5,830  $5,397

(a)Fund commenced operations on September 21, 1998.
(b)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(c)/ These performance figures include expense reimbursements and expense reductions.
/(d)/ Includes expense reimbursement, but exclude expense reductions.
/(e) /Excludes expense reimbursements and expense reductions.
/(f) /The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

68
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                               Strategic Bond Fund
                                                                                      -------------------------------------
                                                                                              Year Ended August 31,
                                                                                      -------------------------------------
                                                                                          2002        2001    2000   1999(a)
                                                                                      -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  9.60       $  9.82  $ 9.86  $10.00
                                                                                      --------------------------------------
Income (loss) from investment operations:
  Net investment income (loss).......................................................    0.62 /(f)/    0.77    0.81    0.69
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (0.32)        (0.23)  (0.01)  (0.16)
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --      --      --
                                                                                      --------------------------------------
  Total income from investment operations............................................    0.30          0.54    0.80    0.53
                                                                                      --------------------------------------
Distributions:
  Distributions from net investment income...........................................   (0.59)        (0.76)  (0.84)  (0.65)
  Distributions from net realized gain on securities.................................      --            --      --   (0.02)
  Return of capital..................................................................      --            --      --      --
                                                                                      --------------------------------------
  Total distributions................................................................   (0.59)        (0.76)  (0.84)  (0.67)
                                                                                      --------------------------------------
Net asset value at end of period..................................................... $  9.31       $  9.60  $ 9.82  $ 9.86
                                                                                      --------------------------------------
TOTAL RETURN/(b)(c)/.................................................................    3.13%         5.90%   8.43%   5.33%
                                                                                      --------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.89%         0.89%   0.89%   0.88%
Ratio of expenses to average net assets/(e)/.........................................    1.58%         1.09%   1.51%   1.64%
Ratio of expense reduction to average net assets.....................................      --            --      --      --
Ratio of net investment income (loss) to average net assets/(d)/.....................    6.64%         8.68%   8.27%   6.76%
Ratio of net investment income (loss) to average net assets/(e)/.....................    5.95%           --      --      --
Portfolio turnover rate..............................................................     109%           69%    100%    143%
Number of shares outstanding at end of period (000's)................................   2,810         1,574     598     537
Net assets at the end of period (000's).............................................. $26,167       $15,113  $5,870  $5,296

                                                                                                  Core Bond Fund
                                                                                      -------------------------------------
                                                                                              Year Ended August 31,
                                                                                      -------------------------------------
                                                                                          2002        2001    2002   1999(a)
                                                                                      -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  9.91       $  9.46  $ 9.58  $10.00

Income (loss) from investment operations:
  Net investment income (loss).......................................................    0.48 /(f)/    0.53    0.61    0.50
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................    0.09          0.46   (0.12)  (0.39)
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --      --      --

  Total income from investment operations............................................    0.57          0.99    0.49    0.11

Distributions:
  Distributions from net investment income...........................................   (0.47)        (0.54)  (0.61)  (0.50)
  Distributions from net realized gain on securities.................................   (0.06)           --      --   (0.03)
  Return of capital..................................................................      --            --      --      --

  Total distributions................................................................   (0.53)        (0.54)  (0.61)  (0.53)

Net asset value at end of period..................................................... $  9.95       $  9.91  $ 9.46  $ 9.58

TOTAL RETURN/(b)(c)/.................................................................    5.98%        10.81%   5.31%   1.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.77%         0.77%   0.80%   0.80%
Ratio of expenses to average net assets/(e)/.........................................    1.14%         0.99%   1.42%   1.54%
Ratio of expense reduction to average net assets.....................................      --            --      --      --
Ratio of net investment income (loss) to average net assets/(d)/.....................    4.94%         5.66%   6.39%   5.06%
Ratio of net investment income (loss) to average net assets/(e)/.....................    4.57%           --      --      --
Portfolio turnover rate..............................................................     248%          341%    476%    489%
Number of shares outstanding at end of period (000's)................................   4,280         3,254     573     535
Net assets at the end of period (000's).............................................. $42,568       $32,250  $5,420  $5,119

                                                                                               Money Market Fund II
                                                                                      --------------------------------------
                                                                                               Year Ended August 31,
                                                                                      --------------------------------------
                                                                                          2002        2001     2000   1999(a)
                                                                                      -------       -------  -------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  1.00       $  1.00  $  1.00  $ 1.00
                                                                                      -
Income (loss) from investment operations:
  Net investment income (loss).......................................................    0.02 /(f)/    0.05     0.06    0.05
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................      --            --       --      --
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --       --      --
                                                                                      -
  Total income from investment operations............................................    0.02          0.05     0.06    0.05
                                                                                      -
Distributions:
  Distributions from net investment income...........................................   (0.02)        (0.05)   (0.06)  (0.05)
  Distributions from net realized gain on securities.................................      --            --       --      --
  Return of capital..................................................................      --            --       --      --
                                                                                      -
  Total distributions................................................................   (0.02)        (0.05)   (0.06)  (0.05)
                                                                                      -
Net asset value at end of period..................................................... $  1.00       $  1.00  $  1.00  $ 1.00
                                                                                      -
TOTAL RETURN/(b)(c)/.................................................................    1.63%         5.07%    5.67%   4.66%
                                                                                      -
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.56%         0.56%    0.56%   0.54%
Ratio of expenses to average net assets/(e)/.........................................    0.83%         0.71%    1.10%   1.23%
Ratio of expense reduction to average net assets.....................................      --            --       --      --
Ratio of net investment income (loss) to average net assets/(d)/.....................    1.61%         4.72%    5.65%   4.43%
Ratio of net investment income (loss) to average net assets/(e)/.....................    1.34%           --       --      --
Portfolio turnover rate..............................................................     N/A           N/A      N/A     N/A
Number of shares outstanding at end of period (000's)................................  70,870        51,979   25,427   9,784
Net assets at the end of period (000's).............................................. $70,870       $51,979  $25,427  $9,784

(a)Fund commenced operations on September 21, 1998.
(b)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(c)/These performance figures include expense reimbursements and expense reductions.
/(d)/Includes expense reimbursements; but exclude expense reductions. /(e)/Excludes expense reimbursements and expense reductions.
/(f) /The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

                                                                             69
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                                          Aggressive Growth Lifestyle Fund
                                                                                      ---------------------------------------
                                                                                               Year Ended August 31,
                                                                                      ---------------------------------------
                                                                                          2002        2001      2000   1999(a)
                                                                                      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  8.82       $ 14.89   $ 12.77  $10.00

                                                                                      ----------------------------------------
Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................    0.05 /(f)/    0.18      0.37    0.08
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (1.35)        (3.59)     3.31    2.74
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --        --      --

                                                                                      ----------------------------------------
  Total income from investment operations............................................   (1.30)        (3.41)     3.68    2.82

                                                                                      ----------------------------------------
Distributions:.......................................................................
  Distributions from net investment income...........................................   (0.09)        (0.38)    (1.09)  (0.05)
  Distributions from net realized gain on securities.................................      --         (2.28)    (0.47)     --
  Return of capital..................................................................      --            --        --      --

                                                                                      ----------------------------------------
  Total distributions................................................................   (0.09)        (2.66)    (1.56)  (0.05)

                                                                                      ----------------------------------------
Net asset value at end of period..................................................... $  7.43       $  8.82   $ 14.89  $12.77

                                                                                      ----------------------------------------
TOTAL RETURN/(b)(c)/.................................................................  (14.90)%      (25.08)%   29.91%  28.28%

                                                                                      ----------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.10%         0.10%     0.10%   0.10%
Ratio of expenses to average net assets/(e)/.........................................    0.10%         0.10%     0.10%   0.10%
Ratio of expense reductions to average net assets....................................      --            --        --      --
Ratio of net investment income loss to average net assets/(d)/.......................    0.62%           --        --      --
Ratio of net investment income (loss) to average net assets/(e)/.....................    0.62%         0.74%     1.07%   0.76%
Portfolio turnover rate..............................................................     180%          105%       79%      9%
Number of shares outstanding at end of period (000's)................................   2,763         2,136       938     664
Net assets at the end of period (000's).............................................. $20,522       $18,850   $13,963  $8,480

                                                                                           Moderate Growth Lifestyle Fund
                                                                                      ----------------------------------------
                                                                                                Year Ended August 31,
                                                                                      ----------------------------------------
                                                                                          2002        2001      2000   1999(a)
                                                                                      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $ 10.02       $ 13.42   $ 12.24  $ 10.00


Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................    0.19 /(f)/    0.30      0.43     0.17
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (1.04)        (2.11)     2.28     2.18
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --        --       --


  Total income from investment operations............................................   (0.85)        (1.81)     2.71     2.35


Distributions:.......................................................................
  Distributions from net investment income...........................................   (0.24)        (0.45)    (1.10)   (0.11)
  Distributions from net realized gain on securities.................................      --         (1.14)    (0.43)      --
  Return of capital..................................................................      --            --        --       --


  Total distributions................................................................   (0.24)        (1.59)    (1.53)   (0.11)


Net asset value at end of period..................................................... $  8.93       $ 10.02   $ 13.42  $ 12.24


TOTAL RETURN/(b)(c)/.................................................................   (8.62)%      (14.11)%   23.29%   23.52%


RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.10%         0.10%     0.10%    0.10%
Ratio of expenses to average net assets/(e)/.........................................    0.10%         0.10%     0.10%    0.10%
Ratio of expense reductions to average net assets....................................      --            --        --       --
Ratio of net investment income loss to average net assets/(d)/.......................    2.03%           --        --       --
Ratio of net investment income (loss) to average net assets/(e)/.....................    2.03%         2.23%     2.00%    1.60%
Portfolio turnover rate..............................................................     184%          109%       72%      13%
Number of shares outstanding at end of period (000's)................................   4,003         3,194     1,209      845
Net assets at the end of period (000's).............................................. $35,747       $31,993   $16,222  $10,349

                                                                                                    Conservative
                                                                                               Growth Lifestyle Fund
                                                                                      ---------------------------------------
                                                                                               Year Ended August 31,
                                                                                      ---------------------------------------
                                                                                          2002        2001      2000   1999(a)
                                                                                      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period............................................... $  9.47       $ 11.33   $ 11.73  $10.00


Income (loss) from investment operations:............................................
  Net investment income (loss).......................................................    0.26 /(f)/    0.34      0.46    0.25
  Net realized and unrealized gain (loss) on securities and foreign currency related
   transactions......................................................................   (0.68)        (1.09)     1.59    1.65
  Reimbursements for losses realized on disposal of investments in violation of
   investment restrictions (Note 4)..................................................      --            --        --      --


  Total income from investment operations............................................   (0.42)        (0.75)     2.05    1.90


Distributions:.......................................................................
  Distributions from net investment income...........................................   (0.32)        (0.43)    (0.92)  (0.17)
  Distributions from net realized gain on securities.................................      --         (0.68)    (1.53)     --
  Return of capital..................................................................      --            --        --      --


  Total distributions................................................................   (0.32)        (1.11)    (2.45)  (0.17)


Net asset value at end of period..................................................... $  8.73       $  9.47   $ 11.33  $11.73


TOTAL RETURN/(b)(c)/.................................................................   (4.62)%       (6.76)%   19.33%  19.00%


RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.........................................    0.10%         0.10%     0.10%   0.10%
Ratio of expenses to average net assets/(e)/.........................................    0.10%         0.10%     0.10%   0.10%
Ratio of expense reductions to average net assets....................................      --            --        --      --
Ratio of net investment income loss to average net assets/(d)/.......................    2.92%           --        --      --
Ratio of net investment income (loss) to average net assets/(e)/.....................    2.92%         3.28%     2.99%   2.29%
Portfolio turnover rate..............................................................     181%          122%       63%     94%
Number of shares outstanding at end of period (000's)................................   2,386         2,062     1,083     633
Net assets at the end of period (000's).............................................. $20,841       $19,527   $12,268  $7,429

(a) Fund commenced operations on September 21, 1998.
(b) The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(c)/ These performance figures include expense reimbursements and expense reductions.
/(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f) /The per share amounts are calculated using the average share method.

--------------------------------------------------------------------------------

70
              VALIC COMPANY II - REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of VALIC Company II

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VALIC Company II (comprised of the International Growth II Fund, Capital Appreciation Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Socially Responsible Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Money Market II Fund, Aggressive Growth Lifestyle Fund, Moderate Growth Lifestyle Fund and Conservative Growth Lifestyle Fund) as of August 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the VALIC Company II at August 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP
Houston, Texas
October 15, 2002

                                                                             71
                             TRUSTEE INFORMATION
August 31, 2002



   Name, Birth Date and
   Address* Independent     Position Held With
          Trustee             VALIC Complex    Date Service Began Principal Occupations During Past Five Years
------------------------------------------------------------------------------------------------------------------------------
Dr. Judith L.               Trustee              August, 1998                    Retired Administrator.
 Craven DOB: October 6,
 1945



















------------------------------------------------------------------------------------------------------------------------------
William F. Devin DOB:       Trustee              October, 2001                   Member, Board of Governors, Boston Stock
 December 30, 1938                                                               Exchange (1985-Present). Formerly,
                                                                                 Executive Vice President, Fidelity Capital
                                                                                 Markets, a division of National Financial
                                                                                 Services Corporation (1966-1996).






------------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J.              Trustee              August, 1998                    Professor and Head, Department of
 Ebner DOB: July 15, 1949                                                        Neuroscience, and Visscher Chair of
                                                                                 Physiology, University of Minnesota
                                                                                 (1999-Present). Formerly, Director, Graduate
                                                                                 Program in Neuroscience, University of
                                                                                 Minnesota (1995-1999); Professor of
                                                                                 Neurosurgery, University of Minnesota
                                                                                 (1980-1999); Consultant to EMPI Inc.
                                                                                 (1994-1995); and Medtronic Inc.
                                                                                 (1997-1998).
VALIC
------------------------------------------------------------------------------------------------------------------------------

   Name, Birth Date and     Number of Funds in Fund
   Address* Independent       Complex Overseen by
          Trustee                 Trustee (2)          Other Directorships Held by Trustee (3)
--------------------------------------------------------------------------------------------------
Dr. Judith L.                         72            Director, VALIC Company I (1998-Present);
 Craven DOB: October 6,                             Director/Trustee, SunAmerica Senior Floating
 1945                                               Rate Fund, Inc., SunAmerica Income Funds,
                                                    SunAmerica Equity Funds, SunAmerica Style
                                                    Select Series, Inc., SunAmerica Strategic
                                                    Investment Series, SunAmerica Money
                                                    Market Funds (2001-Present); Director, A.G.
                                                    Belo Corporation, a media company (1992-
                                                    Present); Director SYSCO Corporation, a food
                                                    marketing and distribution company (1996-
                                                    Present); Director, Luby's, Inc., a restaurant
                                                    chain (1998-Present); Director, University of
                                                    Texas Board of Regents (2001-Present).
                                                    Formerly, Director, Compaq Computer
                                                    Corporation (1992-2002); Director/Trustee,
                                                    Cypress Tree Senior Floating Rate Fund, Inc.
                                                    North American Funds, North American
                                                    Senior Floating Rate Fund, Inc. (2000-2001);
                                                    President, United Way of the Texas Gulf
                                                    Coast, a not for profit organization (1992-
                                                    1998); Director, Houston Branch of the
                                                    Federal Reserve Bank of Dallas (1992-2000).
--------------------------------------------------------------------------------------------------
William F. Devin DOB:                 72            Director, VALIC Company I (2001-Present);
 December 30, 1938                                  Director/Trustee, SunAmerica Senior Floating
                                                    Rate Fund, Inc., SunAmerica Income Funds,
                                                    SunAmerica Equity Funds, SunAmerica Style
                                                    Select Series, Inc., SunAmerica Strategic
                                                    Investment Series, SunAmerica Money
                                                    Market Funds (2001-Present). Formerly,
                                                    Director/Trustee, CypressTree Senior Floating
                                                    Rate Fund, Inc., North American Funds, North
                                                    American Senior Floating Rate Fund, Inc.
                                                    (1997-2001).
--------------------------------------------------------------------------------------------------
Dr. Timothy J.                        37            Director, VALIC Company I (1998-Present).
 Ebner DOB: July 15, 1949                           Formerly, Director/Trustee, CypressTree
                                                    Senior Floating Rate Fund, Inc., North
                                                    American Funds, North American Senior
                                                    Floating Rate Fund, Inc. (2000-2001).





VALIC
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

72
                                                                August 31, 2002
                       TRUSTEE INFORMATION - Continued


   Name, Birth Date
     and Address*              Position Held With
   Independent Trustee           VALIC Complex    Date Service Began Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee              August, 1998            Municipal Court Judge, Dallas, Texas
 DOB: July 27, 1940                                                         (1995-Present).






--------------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Trustee              August, 1998            Chairman--Scientific Advisory Board for The
 DOB: March 2, 1912                                                         Robert A. Welch Foundation (1983-Present);
                                                                            President Emeritus, Rice University, Houston,
                                                                            Texas (1985-Present).
--------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee              August, 1998            Pastor Emeritus and Director of Planned
 DOB: December 15, 1923                                                     Giving, First Presbyterian Church
                                                                            (1997-Present).
--------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee              October, 2001           Vice President of Massachusetts Capital
 DOB: December 30, 1949                                                     Resources Company (1982-Present).





--------------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee              August, 1998            Retired.
 DOB: September 26, 1930






--------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee              August, 1998            President, Meharry Medical College,
 DOB: October 28, 1946                                                      Nashville, Tennessee (1994-Present).







--------------------------------------------------------------------------------------------------------------------------

   Name, Birth Date            Number of Funds in Fund
     and Address*                Complex Overseen by
   Independent Trustee               Trustee (2)          Other Directorships Held by Trustee (3)
----------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.           37            Director, VALIC Company I (1998-Present);
 DOB: July 27, 1940                                    Formerly, Director/Trustee, CypressTree
                                                       Senior Floating Rate Fund, Inc., North
                                                       American Funds, North American Senior
                                                       floating Rate Fund, Inc. (2000-2001);
                                                       Director, Downtown Dallas YMCA Board
                                                       (1996-2000); Director, Dallas Easter Seals
                                                       Society (1997-2000).
----------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                     37            Director, VALIC Company I (1998-Present).
 DOB: March 2, 1912                                    Formerly, Director, Electrosource, Inc.,
                                                       developer, manufacturer, and marketer of
                                                       energy storage products (1990-2002).
----------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster                   37            Director, VALIC Company I (1984-Present).
 DOB: December 15, 1923

----------------------------------------------------------------------------------------------------
Kenneth J. Lavery                        37            Director, VALIC Company I (2001-Present);
 DOB: December 30, 1949                                Director, Board of Overseers, Newton
                                                       Wellesley Hospital (1996-Present). Formerly,
                                                       Director/Trustee, CypressTree Senior Floating
                                                       Rate Fund, Inc., North American Funds, North
                                                       America Senior Floating Rate Fund, Inc.
                                                       (1997-2001).
----------------------------------------------------------------------------------------------------
Ben H. Love                              37            Director, VALIC Company I (1998-Present).
 DOB: September 26, 1930                               Formerly, Director/Trustee, CypressTree
                                                       Senior Floating Rate Fund, Inc., North
                                                       American Funds, North American Senior
                                                       Floating Rate Fund, Inc. (2000-2001);
                                                       Director, Mid-American Waste, Inc., waste
                                                       products (1993-1997); Chief Executive, Boy
                                                       Scouts of America (1985-1993).
----------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.                  37            Director, VALIC Company I (1998-Present);
 DOB: October 28, 1946                                 Director, Monarch Dental Corporation (1997-
                                                       Present); Director, Pinnacle Financial
                                                       Partners, Inc. (2000-Present). Formerly,
                                                       Director/Trustee, CypressTree Senior Floating
                                                       Rate Fund, Inc., North American Funds, North
                                                       American Senior Floating Rate Fund, Inc.
                                                       (2000-2001); Director, LifePoint Hospitals,
                                                       Inc. (1998-1999).
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             73
August 31, 2002
                       TRUSTEE INFORMATION -  Continued


   Name, Birth Date
     and Address*        Position Held With
   Interested Trustee      VALIC Complex    Date Service Began  Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------
Robert P. Condon (1)     Trustee              October, 2001    President, VALIC (2000-Present); Executive
 DOB: December 28, 1941                                        Vice President-Sales and Marketing,
                                                               American General Retirement Services
                                                               (1999-Present). Formerly, Executive Vice
                                                               President, Fidelity Federal Bank
                                                               (1993-1999).
--------------------------------------------------------------------------------------------------------------
Paige T. Davis (1)       Trustee               July, 2002      Formerly, Regional Manager, VALIC (1976-2001).
 DOB: July 4, 1943








--------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)     Trustee              October, 2001    President and Chief Executive Officer,
 DOB: January 23, 1954                                         SAAMCo (1995-Present); President,
                                                               SunAmerica Fund Services, Inc. (1988-
                                                               Present).











--------------------------------------------------------------------------------------------------------------

   Name, Birth Date      Number of Funds in Fund
     and Address*          Complex Overseen by
   Interested Trustee          Trustee (2)          Other Directorships Held by Trustee (3)
-----------------------------------------------------------------------------------------------
Robert P. Condon (1)               37            Director, VALIC Company I (2001-Present).
 DOB: December 28, 1941




-----------------------------------------------------------------------------------------------
Paige T. Davis (1)                 37            Director, VALIC Company I (2002-Present);
 DOB: July 4, 1943                               Director, Maryland African American Museum
                                                 Corporation (1999-Present); Director,
                                                 Maryland Racing Commission (1996-
                                                 Present); Director, Morgan State University
                                                 Foundation, Inc. (1998-Present); Director,
                                                 Maryland Health and Higher Education
                                                 Facilities Authority (1987-Present); Formerly,
                                                 Director, Howard County General Hospital,
                                                 Inc. (1995-2001).
-----------------------------------------------------------------------------------------------
Peter A. Harbeck (1)               80            Director, VALIC Company I (2001-Present);
 DOB: January 23, 1954                           Director, AIG Asset Management
                                                 International, Inc. (2000-Present); Managing
                                                 Director, John McStay Investment Counsel,
                                                 L.P. (1999-Present); Director, SunAmerica
                                                 Capital Services, Inc. (1993-Present);
                                                 Director, SAAMCo (1995-Present); Director/
                                                 Trustee, Anchor Series Trust, SunAmerica
                                                 Senior Floating Rate Fund, Inc., SunAmerica
                                                 Income Funds, SunAmerica Equity Funds,
                                                 SunAmerica Style Select Series, Inc.,
                                                 SunAmerica Strategic Investment Series,
                                                 SunAmerica Money Market Funds (1994-
                                                 Present); Director, SunAmerica Fund
                                                 Services, Inc. (1988-Present).
-----------------------------------------------------------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940, because of current or former employment by VALIC (Messrs. Condon and Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (12 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (19 portfolios).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

--------------------------------------------------------------------------------

74
                               VALIC COMPANY II


BOARD OF TRUSTEES                           INDEPENDENT AUDITORS
Robert P. Condon                            Ernst & Young LLP
Judith L. Craven                            1401 McKinney Street, Suite 1200
Paige T. Davis                              Houston, Texas 77010
William F. Devin
Timothy J. Ebner                            TRANSFER AND SHAREHOLDER
Gustavo E. Gonzales, Jr.                    SERVICE AGENT
Norman Hackerman                            The Variable Annuity Life
Peter A. Harbeck                            Insurance Company (VALIC)
John W. Lancaster                           2929 Allen Parkway
Ben H. Love                                 Houston, Texas 77019
John E. Maupin, Jr.
                                            OFFICERS
CUSTODIAN                                   Robert P. Condon,
State Street Bank and Trust Company          Chairman
225 Franklin Street                         Evelyn M. Curran,
Boston, Massachusetts 02110                  President
                                            John Packs,
INVESTMENT ADVISER                           Vice President and Senior Investment Officer
The Variable Annuity Life Insurance Company Nori L. Gabert,
2929 Allen Parkway                           Vice President and Secretary
Houston, Texas 77019                        Robert M. Zakem,
                                             Vice President and Assistant Secretary
INVESTMENT SUB-ADVISERS                     Donna Handel,
AIG Global Investment Corp.                  Vice President and Assistant Treasurer
175 Water Street                            Cynthia A. Gibbons,
New York, New York 10038                      Chief Compliance Officer and Assistant Secretary
                                            Gregory R. Kingston,
Banc One Investment Advisors Corporation     Treasurer
1111 Polaris Parkway                        Katherine Stoner,
Columbus, Ohio 43271-0211                    Assistant Secretary
                                            Kathryn A. Pearce,
Credit Suisse Asset Management, LLC          Assistant Treasurer
466 Lexington Avenue                        Donald H. Guire,
New York, New York 10017-3147                Assistant Treasurer

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

INVESCO Funds Group, Inc.
7800 East Union Avenue
Denver, Colorado 80237

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

SunAmerica Asset Management Corp.
722 Third Avenue
New York, New York 10017-3204

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109








This report is for the information of the shareholders and variable contract owners participating in the VALIC Company II (formerly North American Funds Variable Product Series II). It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

"Standard & Poor's(R)", and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Russell 2000(R) Index is a trademark/service mark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

--------------------------------------------------------------------------------

Valic Company II                                                   PRSRT STD
P.O. Box 3206                                                     U.S. POSTAGE
Houston, Texas 77253-3206                                             PAID
                                                                 LANCASTER, PA
                                                                PERMIT NO. 1765



VL 11288 VER 08/02